Institutional Funds

VISION GROUP OF FUNDS

Annual Report to Shareholders

April 30, 2002

for Where you want to be

Contents

President’s Message	1

Investment Review	2

Portfolio of Investments	3

Statements of Assets and Liabilities	7

Statements of Operations	8

Statements of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	14

Report of Ernst & Young LLP, Independent Auditors	20

Board of Trustees and Trust Officers	21

President’s Message

I am pleased to present the Annual Report of the VISION Institutional Funds, portfolios of the VISION Group of Funds, for the 12-month reporting period from May 1, 2001 through April 30, 2002. This report begins with a discussion by the VISION Institutional Limited Duration U.S. Government Fund’s management about the economy, the market, and fund strategies over the reporting period. Next, you’ll find a complete list of portfolio holdings and financial statements for each fund.

Fund-by-fund performance highlights are as follows:

VISION Institutional Prime Money Market Fund pursues a competitive level of daily income, daily liquidity and a stable $1 net asset value. It invests in a diversified portfolio of corporate and U.S. government money market securities. During the reporting period, the Fund paid dividends totaling $0.03 per share. The Fund’s net assets totaled $218.8 million at the end of the reporting period.*†

VISION Institutional Limited Duration U.S. Government Fund pursues current income, with preservation of capital as a secondary objective, by investing in short-term government securities. During the reporting period, the Fund paid income dividends totaling $0.57 per share, which offset a slight $0.01 decline in the Fund’s net asset value. As a result, the Fund produced a total return of 5.87% on a net asset value basis, or 2.73% adjusted for the Fund’s sales charge.**† At the end of the reporting period, the Fund’s net assets totaled $89.0 million.

VISION Money Market Fund, a diversified portfolio of corporate and U.S. government money market securities, is the latest addition to VISION Institutional Funds. This report includes information about the Fund’s Institutional Shares during its initial period of operation from September 4, 2001 through April 30, 2002.

As always, thank you for choosing one or more of the VISION Institutional Funds to pursue your financial goals. We’ll continue to keep you up-to-date on your progress.

Sincerely,

/s/ Carl W. Jordan
Carl W. Jordan
President
June 15, 2002

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

†
This VISION Fund is the successor to a corresponding Governor Fund pursuant to a reorganization that took place on January 8, 2001. Prior to that date, the VISION Fund had no investment operations. Accordingly, the performance information provided for the period prior to January 8, 2001 is historical information for the corresponding Governor Fund.

1

VISION  Institutional Limited Duration U.S. Government Fund

Over the last year, the Federal Reserve Board (Fed) has eased monetary policy aggressively in response to a sluggish economy and the terrorist events of September 11, 2001. To effect this easing, the Fed lowered the Federal Funds rate from 4.50% in April 2001 to 1.75% in December 2001. The change in short-term Treasury note yields is reflected in a 2-year Treasury note yielding 4.27% on April 30, 2001 and 3.22% on April 30, 2002. The easing of monetary policy also had the effect of “steepening” the yield curve (i.e., increasing the difference between the yields of the shortest and longest Treasury securities).

For the fiscal year ended April 30, 2002, the total return of the Fund was 5.87% on a net asset value basis, or 2.73% adjusted for the Fund’s sales charge. This compares favorably with yields of money market funds over the same period of time. We generally maintained an average maturity longer than the Lehman Brothers 1-3 Year Government Bond Index1 from April 2001 to October 2001 during the easing by the Fed. Over the last six months, we have gradually reduced our average maturity in the Fund as the economy regains its momentum. We believe that as the economy improves, the Fed will act to raise interest rates in the second half of 2002.

Our defensive stance in terms of a shorter-than-average maturity is augmented by the AAA credit quality of the current portfolio2. At present, we keep approximately 20% of the portfolio in Treasury notes, 40% in agency obligations (e.g., the Federal National Mortgage Association and the Federal Home Loan Bank), and 38% in mortgage-backed securities with short expected average maturities.

1
The Lehman Brothers 1-3 Year Government Bond Index is comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year and maximum maturity of 2.9 years are included. Indexes are unmanaged and investments cannot be made in an index.

2	Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

The graph below illustrates the hypothetical investment of $10,000* in the VISION Institutional Limited Duration U.S. Government Fund (the “Fund”) from October 31, 1995 (start of performance) to April 30, 2002, compared to the Lehman Brothers 1-3 Year Government Bond Index  (“LB1-3GB”).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2002***

1 Year	5 Years	Start of Performance (10/31/95)
2.73%	4.82%	4.81%

Growth of $10,000 Invested in VISION Institutional Limited Duration U.S. Government Fund†

$17,000
$15,000
$13,000
$11,000
$9,000
LB1-3GB
The Fund
$14,908
$13,519
10/31/95
6/30/96
6/30/97
6/30/98
6/30/99
6/30/00
4/30/01
4/30/02

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB1-3GB has been adjusted to reflect reinvestment of dividends on securities in the index.

**	The LB1-3GB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.
***	Total returns quoted reflect all applicable sales charges.
†
The VISION Institutional Limited Duration U.S. Government Fund is the successor to the Governor Limited Duration Government Securities Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Limited Duration Government Securities Fund.

2

VISION Institutional Prime Money Market Fund
Portfolio of Investments
April 30, 2002

Principal Amount		Value
(1) Corporate Obligations—61.8%
	Asset-Backed—8.2%
$8,000,000	Apreco, Inc. 1.770%, 5/28/2002	$7,989,380
10,000,000	CIESCO LP, 1.760%—1.810%, 5/7/2002 – 6/24/2002	9,982,953

	Total	17,972,333

	Banking—3.7%
3,000,000	Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG, Frankfurt), 1.900%, 5/28/2002	2,995,725
5,000,000	Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto Dominion Bank), 1.900%, 5/15/2002	4,996,306

	Total	7,992,031

	Capital Equipment Services—5.9%
10,000,000	Deere (John) Capital Corp., 1.650%, 7/15/2002	9,965,625
3,000,000	General Electric Capital Services, Inc., 2.050%, 11/25/2002	2,964,467

	Total	12,930,092

	Diversified—2.3%
5,000,000	General Electric Capital Corp., 1.930%, 9/3/2002	4,966,493

	Financial Retail—5.0%
6,000,000	American Express Credit Corp., 1.820%—1.900%, 5/3/2002—8/7/2002	5,984,180
5,000,000	Asset Securitization Cooperative Corp., 1.800%, 6/5/2002	4,991,250

	Total	10,975,430

	Financial Services—9.8%
10,000,000	Citicorp, 1.750%, 6/10/2002	9,980,555
5,000,000	Verizon Global Funding, 1.820%, 5/14/2002	4,996,714
6,500,000	Wells Fargo & Co., 1.760%, 7/19/2002	6,474,896

	Total	21,452,165

	Food & Beverage—8.2%
5,000,000	Coca-Cola Co., 1.760%, 5/24/2002	4,994,378
8,000,000	Kraft Foods, Inc., 1.760%, 5/9/2002	7,996,871
5,000,000	Nestle Capital Corp., 2.110%, 7/8/2002	4,980,072

	Total	17,971,321

	Insurance—12.1%
8,000,000	American General Corp., 1.780%, 5/1/2002	8,000,000
10,000,000	American General Finance Corp., 1.760%, 5/10/2002	9,995,600
3,500,000	Prudential Funding LLC, 2.020%, 5/3/2002	3,499,607
Principal Amount		Value
(1) Corporate Obligations—continued
	Insurance—continued
$5,000,000	Transamerica Finance Corp., 1.850%, 5/29/2002	$4,992,805

	Total	26,488,012

	Oil—2.3%
5,000,000	ChevronTexaco Corp., 1.760%, 5/31/2002	4,992,667

	Pharmaceuticals—4.3%
9,500,000	Abbott Laboratories, 1.720%, 6/4/2002	9,484,568

	Total Corporate Obligations	135,225,112

U.S. Government Agencies—21.5%
	Student Loan Marketing Association—2.3%
5,000,000	1.820%, 3/21/2003	4,999,112

	Federal National Mortgage Association—15.5%
3,000,000	1.735%, 6/13/2002	2,993,783
3,000,000	1.855%, 8/21/2002	2,982,687
10,000,000	2.010%, 8/19/2002	9,938,583
15,000,000	2.320%, 6/27/2002	14,944,900
3,204,000	2.370%, 12/13/2002	3,156,330

	Total	34,016,283

	Federal Home Loan Mortgage Corporation—1.4%
3,000,000	1.910%, 9/27/2002	2,976,284

	Federal Home Loan Bank System—2.3%
5,000,000	1.730%, 5/16/2002	4,996,396

	Total U.S. Government Agencies	46,988,075

(2) Notes—Variable—4.8%
10,500,000	Morgan Stanley, Dean Witter & Co., 1.925%, 5/1/2002	10,500,000

(3) Repurchase Agreement—12.0%
26,353,500	State Street Corp., 1.850%, dated 4/30/2002, due 5/1/2002	26,353,500

	Total Investments (at amortized cost)	$219,066,687

(See Notes to Portfolios of Investments)

3

VISION Institutional Limited Duration U.S. Government Fund
Portfolio of Investments
April 30, 2002

Principal Amount		Value
Collateralized Mortgage Obligations—33.0%
	Federal Home Loan Mortgage Corporation—14.9%
$ 3,000,000	Series 2399-PM, REMIC, 5.500%, 6/15/2010	$3,082,741
2,500,000	Series 1601-PH, REMIC, 6.000%, 4/15/2008	2,578,300
1,490,996	Series 1197-G, REMIC, 6.750%, 12/15/2006	1,522,292
1,675,550	Series 1295-J, REMIC, 7.500%, 3/15/2007	1,727,861
3,640,049	Series 1154-GB, REMIC, 8.000%, 10/15/2006	3,821,942
545,414	Series 1253-E, REMIC 8.000%, 2/15/2007	568,932

	Total	13,302,068

	Federal National Mortgage Association—18.1%
7,900,000	Series 1993-52-H, REMIC, 6.500%, 8/25/2007	8,122,306
1,000,000	Series 1997-26-K, REMIC, 6.600%, 9/18/2010	1,038,750
2,100,000	Series 1993-77-H, REMIC, 6.750%, 11/25/2020	2,163,105
1,332,997	Series 1993-37-PH, REMIC, 7.000%, 1/25/2021	1,349,353
1,247,177	Series 1992-43-E, REMIC, 7.500%, 4/25/2022	1,303,511
1,987,912	Series 1991-4-G, REMIC, 8.250%, 1/25/2006	2,095,876

	Total	16,072,901

	Total Collateralized Mortgage Obligations (identified cost $29,295,104)	29,374,969

Government Agencies—40.6%
	Federal Home Loan Bank—32.2%
5,080,000	2.250%, 9/11/2003	5,070,094
5,000,000	5.125%, 9/15/2003	5,150,150
5,000,000	5.375%, 2/15/2006	5,160,800
2,500,000	6.375%, 11/14/2003	2,624,650
5,000,000	6.875%, 8/15/2003	5,257,600
5,000,000	7.125%, 2/15/2005	5,414,050

	Total	28,677,344

Principal Amount		Value
Government Agencies—continued
	Federal National Mortgage Association—8.4%
$ 5,000,000	6.500%, 8/15/2004	$5,309,400
1,000,000	6.580%, 6/24/2004	1,006,500
1,050,000	7.875%, 2/24/2005	1,158,454

	Total	7,474,354

	Total Government Agencies (identified cost $35,761,278)	36,151,698

Mortgage Backed Securities—4.4%
	Federal Home Loan Mortgage Corporation—3.9%
1,390,904	6.000%, 8/1/2006	1,425,677
1,066,015	9.000%, 4/1/2016	1,134,123
814,253	9.000%, 6/1/2022	892,324

	Total	3,452,124

	Government National Mortgage Association—0.5%
49,230	8.500%, 2/15/2017	53,724
21,825	8.500%, 4/15/2017	23,891
130,365	8.500%, 7/15/2021	141,732
97,310	8.500%, 7/15/2021	105,795
119,903	8.500%, 1/15/2023	129,982

	Total	455,124

	Total Mortgage Backed Securities (identified cost $3,584,432)	3,907,248

	U.S. Treasury Obligations—20.7%
	U.S. Treasury Notes—20.7%
10,000,000	3.000%, 11/30/2003	10,019,000
5,000,000	5.750%, 11/15/2005	5,273,950
3,000,000	5.875%, 11/15/2004	3,166,470

	Total U.S. Treasury Obligations (identified cost $18,274,766)	18,459,420

Mutual Fund—0.4%
Shares
313,010	Seven Seas Money Market Fund (at net asset value)	313,010

	Total Investments (identified cost $87,228,590)	$88,206,345

(See Notes to Portfolios of Investments)

4

VISION Money Market Fund
Portfolio of Investments
April 30, 2002

Principal Amount		Value
(1) Corporate Obligations—60.9%
	Asset-Backed—7.7%
$50,000,000	Apreco, Inc., 1.770%, 5/28/2002	$49,933,625
75,000,000	CIESCO LP, 1.760%—1.810%, 5/7/2002—6/24/2002	74,874,488

	Total	124,808,113

	Banking—7.2%
22,000,000	Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG, Frankfurt), 1.900%, 5/28/2002	21,968,650
45,000,000	Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto Dominion Bank), 1.900%, 5/15/2002	44,966,750
50,000,000	Wells Fargo & Co., 1.760%, 7/19/2002	49,806,889

	Total	116,742,289

	Capital Equipment & Services—1.8%
30,000,000	Deere (John) Capital Corp., 1.650%, 7/15/2002	29,896,875

	Diversified Financials—4.6%
75,000,000	General Electric Capital Corp., 1.930%—2.050%, 9/3/2002— 11/25/2002	74,368,819

	Financial Retail—3.7%
60,000,000	American Express Credit Corp., 1.820%—1.900%, 5/3/2002—8/7/2002	59,841,800

	Financial Services—12.9%
45,000,000	Asset Securitization Cooperative Corp., 1.800%, 6/5/2002	44,921,250
75,000,000	Citicorp, 1.750%, 6/10/2002	74,854,167
45,000,000	Nestle Capital Corp., 2.110%, 7/8/2002	44,820,650
45,000,000	Verizon Global Funding, 1.820%, 5/14/2002	44,970,425

	Total	209,566,492

	Food & Beverage—7.2%
45,000,000	Coca-Cola Co., 1.760%, 5/24/2002	44,949,400
72,000,000	Kraft Foods, Inc., 1.760%, 5/9/2002	71,971,840

	Total	116,921,240

	Insurance—11.0%
100,000,000	American General Finance Corp., 1.760%—1.780%, 5/1/2002— 5/10/2002	99,978,000
Principal Amount		Value
(1) Corporate Obligations—continued
	Insurance—continued
$35,000,000	Prudential Funding LLC, 2.020%, 5/3/2002	$34,996,072
45,000,000	Transamerica Finance Corp., 1.850%, 5/29/2002	44,935,250

	Total	179,909,322

	Oil & Gas—2.7%
45,000,000	ChevronTexaco Corp., 1.760%, 5/31/2002	44,934,000

	Pharmaceuticals—2.1%
35,000,000	Abbott Laboratories, 1.720%, 6/4/2002	34,943,144

	Total Corporate Obligations	991,932,094

(1) U.S. Government Agencies—20.1%
	Federal National Mortgage Association—14.5%
30,000,000	1.735%, 6/13/2002	29,937,829
100,000,000	2.320%, 6/27/2002	99,632,667
50,000,000	2.010%, 8/19/2002	49,692,917
30,000,000	1.855%, 8/21/2002	29,826,867
27,000,000	2.370%, 12/13/2002	26,598,285

	Total	235,688,565

	Federal Home Loan Bank System—1.5%
25,000,000	1.730%, 5/16/2002	24,981,979

	Federal Home Loan Mortgage Corporation—1.3%
22,000,000	1.910%, 9/27/2002	21,826,084

	Student Loan Marketing Association—2.8%
45,000,000	1.820%, 3/21/2003	44,992,011

	Total U.S. Government Agencies	327,488,639

(2) Notes—Variable—4.9%
80,000,000	Morgan Stanley, Dean Witter & Co., 1.925%, 5/1/2002	80,000,000

(3) Repurchase Agreement—14.1%
228,707,500	State Street Corp., 1.850%, dated 4/30/2002, due 5/1/2002	228,707,500

	Total Investments (at amortized cost)	$1,628,128,233

(See Notes to Portfolios of Investments)

5

Notes to Portfolios of Investments

The categories of investments are shown as a percentage of net assets at April 30, 2002.

(1)	Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(2)	Denotes variable rate securities with current rate and next demand date.

(3)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at April 30, 2002.

The following acronym is used throughout this report:

REMIC—Real Estate Mortgage Investment Conduit

Vision Fund	Cost of Investments for Federal Tax Purposes		Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
Institutional Prime Money Market Fund	$219,066,687	*	$—	$—	$—	$218,818,819
Institutional Limited Duration U.S. Government Fund	87,627,882		578,463	785,082	206,619	89,013,525
Money Market Fund	1,628,128,233	*	—	—	—	1,627,393,786

* at amortized cost

(See Notes which are an integral part of the Financial Statements)

6

VISION Group of Funds
Statements of Assets and Liabilities
April 30, 2002

	Institutional Prime Money Market Fund	Institutional Limited Duration U.S. Government Fund	Money Market Fund
Assets:

Investments in securities, at amortized cost and value	$192,713,187	$88,206,345	$1,399,420,733

Investments in repurchase agreements, at amortized cost	26,353,500	—	228,707,500

Total investments	219,066,687	88,206,345	1,628,128,233

Cash	—	—	200,223

Income receivable	27,647	963,244	224,835

Receivable for shares sold	32,393	92,465	1,403,385

Total assets	219,126,727	89,262,054	1,629,956,676

Liabilities:

Income distribution payable	211,167	231,372	732,711

Payable for shares redeemed	—	—	1,476,064

Payable to bank	32,390	—	—

Accrued expenses	64,351	17,157	354,115

Total liabilities	307,908	248,529	2,562,890

Net Assets	$218,818,819	$89,013,525	$1,627,393,786

Net Assets Consists of:

Paid in capital	$218,795,816	$89,986,065	$1,627,419,123

Net unrealized appreciation of investments	—	977,755	—

Accumulated net realized gain (loss) on investments	32,166	(1,929,003)	14,756

Accumulated undistributed (distributions in excess of) net investment income	(9,163)	(21,292)	(40,093)

Total Net Assets	$218,818,819	$89,013,525	$1,627,393,786

Class A Shares	—	—	$1,512,433,259

Class S Shares	—	—	$112,155,813

Institutional Shares	$218,818,819	$89,013,525	$2,804,714

Shares Outstanding:

Class A Shares	—	—	1,512,456,805

Class S Shares	—	—	112,157,561

Institutional Shares	218,821,398	9,080,304	2,804,757

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value Per Share

Class A Shares	—	—	$1.00

Class S Shares	—	—	$1.00

Institutional Shares	$1.00	$9.80	$1.00

Offering Price Per Share*

Institutional Shares	$—	$10.10 **	$—

Investments, at identified cost	$219,066,687	$87,228,590	$1,628,128,233

* See “What Do Shares Cost?” in the Prospectus.
** Computation of offering price per share 100/97 of net asset value.

(See Notes which are an integral part of the Financial Statements)

7

VISION Group of Funds
Statements of Operations
Year Ended April 30, 2002

	Institutional Prime Money Market Fund	Institutional Limited Duration U.S. Government Fund	Money Market Fund
Investment Income:

Interest	$7,014,220	$3,468,988	$54,935,410

Expenses:

Investment adviser fee	1,190,569	401,818	8,912,679

Administrative personnel and services fee	202,049	56,839	1,512,795

Custodian fees	11,808	3,349	52,813

Transfer and dividend disbursing agent fees and expenses	85,419	24,473	888,717

Directors’ fees	2,136	640	55,325

Auditing fees	9,084	3,513	98,686

Legal fees	4,947	3,007	59,218

Portfolio accounting fees	107,151	30,136	802,141

Distribution services fee—Class S Shares	—	—	233,074

Shareholder services fee—Class A Shares	—	—	2,800,239

Shareholder services fee—Class S Shares	—	—	168,552

Shareholder service fee—Institutional Shares	—	62,157	948

Share registration costs	28,713	9,549	87,578

Printing and postage	40,089	5,860	329,890

Insurance premiums	1,823	1,810	8,241

Miscellaneous	1,939	4,163	20,400

Total expenses	1,685,727	607,314	16,031,296

Waivers:

Waiver of investment adviser fee	(714,341)	(133,940)	(2,673,111)

Waiver of distribution services fee—Class S Shares	—	—	(7,789)

Waiver of shareholder services fee—Class A Shares	—	—	(560,048)

Waiver of shareholder services fee—Class S Shares	—	—	(4,360)

Waiver of shareholder services fee—Institutional Shares	—	(49,726)	(568)

Total Waivers	(714,341)	(183,666)	(3,245,876)

Net expenses	971,386	423,648	12,785,420

Net investment income	6,042,834	3,045,340	42,149,990

Realized and Unrealized Gain(Loss) on Investments:

Net realized gain (loss) on investments	—	48,737	(25,337)

Net change in unrealized appreciation of investments	—	532,720	—

Net realized and unrealized gain (loss) on investments	—	581,457	(25,337)

Change in net assets resulting from operations	$6,042,834	$3,626,797	$42,124,653

(See Notes which are an integral part of the Financial Statements)

8

VISION Group of Funds
Statements of Changes in Net Assets

	Institutional Prime Money Market Fund
	Year Ended April 30, 2002	Period Ended April 30, 2001(1)		Year Ended June 30, 2000
Increase (Decrease) in Net Assets:

Operations:

Net investment income	$6,042,834	$10,531,927		$15,906,773

Net realized gain (loss) on investments	—	—		8,750

Net change in unrealized appreciation (depreciation) of investments	—	—		—

Change in net assets resulting from operations	6,042,834	10,531,927		15,915,523

Distributions to Shareholders:

Distributions from net investment income

Class A Shares	—	—		—

Class S Shares	—	(64,644	)(2)	(143,381	)(2)

Institutional Shares	(6,042,834)	(10,478,624)		(15,763,392)

Change in net assets resulting from distributions to shareholders	(6,042,834)	(10,543,268)		(15,906,773)

Share Transactions:

Proceeds from sales of shares	922,203,584	658,046,912		994,402,561

Net asset value of shares issued to shareholders in payment of distributions declared	1,634,292	2,737,844		1,779,251

Cost of shares redeemed	(891,032,360)	(760,249,793)		(972,947,088)

Change in net assets resulting from share transactions	32,805,516	(99,465,037)		23,234,724

Change in net assets	32,805,516	(99,476,378)		23,243,474

Net Assets:

Beginning of period	186,013,303	285,489,681		262,246,207

End of period	$218,818,819	$186,013,303		$285,489,681

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(9,163)	$—		$11,341

(1)
Formerly Governor Prime Money Market Fund and Governor Limited Duration Government Securities Fund, respectively. The Funds changed their fiscal year end from June 30 to April 30. Operations for the period are from July 1, 2000 to April 30, 2001.

(2)	The Institutional Prime Money Market Fund commenced offering Class S Shares on April 19, 1999 and discontinued offering Class S Shares on November 30, 2000.

(See Notes which are an integral part of the Financial Statements)

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Institutional Limited Duration U.S. Government Fund			Money Market Fund
Year Ended April 30, 2002	Period Ended April 30, 2001(1)	Year Ended June 30, 2000	Year Ended April 30, 2002	Year Ended April 30, 2001

$3,045,340	$3,406,633	$3,327,425	$42,149,990	$81,963,219
48,737	(76,307)	(409,559)	(25,337)	—
532,720	884,134	(321,773)	—	—

3,626,797	4,214,460	2,596,093	42,124,653	81,963,219

—	—	—	(40,321,122)	(78,322,062)
—	—	—	(1,823,120)	(3,641,157)
(3,861,010)	(3,381,973)	(3,314,951)	(5,748)	—

(3,861,010)	(3,381,973)	(3,314,951)	(42,149,990)	(81,963,219)

56,034,201	10,363,021	40,570,589	135,324,350,616	100,462,993,687

928,717	635,131	442,532	22,888,383	42,093,952
(23,997,059)	(28,689,065)	(19,194,805)	(135,379,575,107)	(99,989,220,429)

32,965,859	(17,690,913)	21,818,316	(32,336,108)	515,867,210

32,731,646	(16,858,426)	21,099,458	(32,361,445)	515,867,210

56,281,879	73,140,305	52,040,847	1,659,755,231	1,143,888,021

$89,013,525	$56,281,879	$73,140,305	$1,627,393,786	$1,659,755,231

$(21,292)	$37,066	$12,406	$(40,093)	$—

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VISION Group of Funds
Financial Highlights

(For an Institutional Share outstanding throughout each period)

Period Ended April 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains

Institutional Prime Money Market Fund(c)
1997(d)	$1.00	0.04		0.00	(e)	0.04	(0.04)	—
1998(g)	$1.00	0.05		0.00	(e)	0.05	(0.05)	—
1999(g)	$1.00	0.05		0.00	(e)	0.05	(0.05)	—
2000(g)	$1.00	0.05		0.00	(e)	0.05	(0.05)	—
2001(h)(i)	$1.00	0.05		—		0.05	(0.05)	—
2002	$1.00	0.03		—		0.03	(0.03)	—
Institutional Limited Duration U.S. Government Fund(j)
1998(k)	$10.00	0.56		(0.04)		0.52	(0.56)	(0.00	)(e)
1999(g)	$9.96	0.54		(0.13)		0.41	(0.54)	(0.00	)(e)
2000(g)	$9.83	0.55		(0.14)		0.41	(0.55)	—
2001(h)(i)	$9.69	0.50		0.11		0.61	(0.49)	—
2002	$9.81	0.62	(l)	(0.06	)(l)	0.56	(0.57)	—
Money Market Fund
2002(m)	$1.00	0.01		—		0.01	(0.01)	—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly Governor Prime Money Market Fund, effective date January 8, 2001.
(d)	Reflects operations for the period from October 7, 1996 (date of initial public investment) to June 30, 1997.
(e)	Less than $0.01 per share.
(f)	Computed on an annualized basis.
(g)	Reflects operations for the year ended June 30.
(h)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds changed their fiscal year end from June 30 to April 30.
(i)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(j)	Formerly Governor Limited Duration Government Securities Fund, effective date January 8, 2001.
(k)	Reflects operations for the period from July 1, 1997 (date of initial public investment) to June 30, 1998.
(l)
Effective May 1, 2001, the Institutional Limited Duration U.S. Government Fund adopted the provisions of the American Institute of Certified Public Accountant (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(m)	Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002.

(See Notes which are an integral part of the Financial Statements)

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			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.04)	$1.00	3.73%	0.36	%(f)	5.02	%(f)	0.70	%(f)	$95,850	—
(0.05)	$1.00	5.19%	0.48%		5.14%		0.76%		$217,861	—
(0.05)	$1.00	4.80%	0.49%		4.68%		0.80%		$261,561	—
(0.05)	$1.00	5.46%	0.47%		5.34%		0.70%		$282,014	—
(0.05)	$1.00	4.81%	0.53	%(f)	5.76	%(f)	0.21	%(f)	$186,013	—
(0.03)	$1.00	2.63%	0.41%		2.54%		0.30%		$218,819	—

(0.56)	$9.96	5.39%	0.65	%(f)	5.58	%(f)	1.18	%(f)	$29,360	482%
(0.54)	$9.83	4.25%	0.59%		5.51%		1.03%		$52,041	519%
(0.55)	$9.69	4.31%	0.61%		5.77%		0.94%		$73,140	237%
(0.49)	$9.81	6.47%	0.71	%(f)	6.05	%(f)	0.21	%(f)	$56,282	158%
(0.57)	$9.80	5.87%	0.63%		4.55	%(l)	0.27%		$89,014	89%

(0.01)	$1.00	1.19%	0.61	%(f)	1.55	%(f)	0.36	%(f)	$2,805	—

13

VISION Group of Funds
Notes to Financial Statements
April 30, 2002

Organization

VISION Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eighteen portfolios (individually referred to as the “Fund”, or collectively as the “Funds”). The following Funds are presented herein:

Portfolio Name	Investment Objective

VISION Institutional Prime Money Market Fund (“Institutional Prime Money Market Fund”) (formerly Governor Prime Money Market Fund) (d)	Seeks current income with liquidity and stability of principal.

VISION Institutional Limited Duration U.S. Government Fund (“Institutional Limited Duration U.S. Government Fund”) (formerly Governor Limited Duration Government Securities Fund) (d)	Seeks current income with preservation of capital as a secondary objective.

VISION Money Market Fund (“Money Market Fund”) (d)	Seeks current income with liquidity and stability of principal.

(d)  Diversified

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

Institutional Prime Money Market Fund is the successor to Governor Prime Money Market Fund and Institutional Limited Duration U.S. Government Fund is the successor to Governor Limited Duration Government Securities Fund pursuant to a reorganization that took place on January 8, 2001. Prior to that date, each VISION fund had no investment operations. Accordingly, the information in these financial statements for periods prior to January 8, 2001 is historical information for the corresponding Governor Fund.

The Board of Trustees of the Governor Funds, at a meeting held on October 27, 2000, approved the liquidation of the S Shares of the Governor Prime Money Market Fund. The liquidation was effective on November 30, 2000.

Effective September 4, 2001, Money Market Fund commenced offering Institutional Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”).

Investment Valuation—Institutional Prime Money Market Fund and Money Market Fund use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. For Institutional Limited Duration U.S. Government Fund, U.S. Government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Repurchase Agreements—It is each Fund’s policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been

14

established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Money Market Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The following reclassifications have been made to the financial statements.

	Increase (Decrease)
	Paid in Capital	Accumulated Net Realized Gain/Loss	Undistributed Net Investment Income
Institutional Prime Money Market	$(23,003)	$32,166	$(9,163)
Institutional Limited Duration U.S. Government	(1)	(1,080,379)	1,080,380
Money Market	—	40,093	(40,093)

Change In Accounting Principle—As required, effective May 1, 2001, the Trust has adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on long-term debt securities. Prior to May 1, 2001, the Institutional Limited Duration U.S. Government Fund did not amortize long-term premiums and discounts on long-term debt securities. The cumulative effect of this accounting change had no impact on total net assets of Institutional Limited Duration U.S. Government Fund, but resulted in the following adjustments based on securities held by the Fund on May 1, 2001:

Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Unrealized Appreciation
$(323,068)	$212,214	$110,854

The effect of this change for the year ended April 30, 2002 was as follows:

Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Unrealized Appreciation
$(757,309)	$537,348	$219,961

Federal Taxes—It is the policy of the Funds to comply with the provisions of the Internal Revenue Code, as amended, (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

15

At April 30, 2002, Institutional Limited Duration U.S. Government Fund, for federal tax purposes, had a capital loss carryforward of $1,237,431, which will reduce Institutional Limited Duration U.S. Government Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Institutional Limited Duration U.S. Government Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$67,802
2008	616,878
2009	306,358
2010	246,393

$1,237,431

Net realized capital losses on Institutional Prime Money Market Fund, Institutional Limited Duration U.S. Government Fund and Money Market Fund of $8, $292,280 and $50, respectively attributable to security transactions incurred after October 31, 2001, are treated as arising on the first day of the Fund’s next taxable year May 1, 2002.

As of April 30, 2002, the tax composition of dividends was a follows:

	Ordinary Income	Long-term Capital Gains
Institutional Prime Money Market	$6,042,834	$—
Institutional Limited Duration U.S. Government	3,861,010	—
Money Market	42,149,990	—

As of April 30, 2002, the tax composition of the distributable earnings on a tax basis was as follows:

	Undistributed Ordinary Income	Undistributed Long-term Gains	Unrealized Appreciation/ Depreciation
Institutional Prime Money Market	$234,178	$—	$—
Institutional Limited Duration U.S. Government	210,372	—	578,463
Money Market	707,425	—	—

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Change in Fiscal Year—The Funds have changed their fiscal year end from June 30 to April 30.

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other—Investment transactions are accounted for on a trade date basis.

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Capital Stock

At April 30, 2002, there were 1,000,000,000 shares (without par value) capital stock authorized with respect to Institutional Prime Money Market Fund; 1,000,000,000 shares (without par value) capital stock authorized with respect to Institutional Limited Duration U.S. Government Fund; and 6,000,000,000 shares of $0.001 par value capital stock (2,000,000,000 authorized as to Class A Shares, 2,000,000,000 authorized as to Class S Shares and 2,000,000,000 authorized as to Institutional Shares) authorized with respect to Money Market Fund. Capital paid-in for Institutional Prime Money Market Fund aggregated $218,795,816 and for Money Market Fund aggregated $1,627,419,123. Transactions in capital stock were as follows:

	Institutional Prime Money Market Fund
	Year Ended April 30, 2002		Period Ended April 30, 2001 (a)		Year Ended June 30, 2000
Institutional Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	922,203,584	$922,203,584	653,560,772	$653,561,184	981,122,385	$981,122,385

Shares issued to shareholders in payment of distributions declared	1,634,293	1,634,292	2,727,275	2,727,275	1,779,251	1,779,251

Shares redeemed	(891,032,360)	(891,032,360)	(752,277,442)	(752,277,442)	(962,457,888)	(962,457,888)

Net change resulting from Class A Share transactions	32,805,517	$32,805,516	(95,989,395)	$(95,988,983)	20,443,748	$20,443,748

	Institutional Prime Money Market Fund
	Year Ended April 30, 2002		Period Ended April 30, 2001 (a)		Year Ended June 30, 2000
Class S Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,485,728	$4,485,728	13,280,176	$13,280,176

Shares issued to shareholders in payment of distributions declared	—	—	10,569	10,569	—	—

Shares redeemed	—	—	(7,972,351)	(7,972,351)	(10,489,200)	(10,489,200)

Net change resulting from Class S Share transactions	—	$—	(3,476,054)	$(3,476,054)	2,790,976	$2,790,976

Net change resulting from share transactions	32,805,517	$32,805,516	(99,465,449)	$(99,465,037)	23,234,724	$23,234,724

17

	Institutional Limited Duration U.S. Government Fund
	Year Ended April 30, 2002		Period Ended April 30, 2001 (a)		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,685,226	$56,034,201	1,061,258	$10,363,021	4,176,016	$40,570,589

Shares issued to shareholders in payment of distributions declared	94,318	928,717	65,218	635,131	45,576	442,532

Shares redeemed	(2,437,502)	(23,997,059)	(2,932,410)	(28,689,065)	(1,972,643)	(19,194,805)

Net change resulting from share transactions	3,342,042	$32,965,859	(1,805,934)	$(17,690,913)	2,248,949	$21,818,316

	Money Market Fund
Class A Shares:	Year Ended April 30, 2002	Year Ended April 30, 2001
Shares sold	112,180,878,513	83,759,967,105

Shares issued to shareholders in payment of distributions declared	22,882,631	42,093,381

Shares redeemed	(112,289,609,561)	(83,298,883,597)

Net change resulting from Class A Share transactions	(85,848,417)	503,176,889

	Money Market Fund
Class S Shares:	Year Ended April 30, 2002	Year Ended April 30, 2001
Shares sold	23,139,522,831	16,703,026,582

Shares issued to shareholders in payment of distributions declared	4	571

Shares redeemed	(23,088,815,283)	(16,690,336,832)

Net change resulting from Class S Share transactions	50,707,552	12,690,321

	Money Market Fund
Institutional Shares:	Period Ended April 30, 2002 (b)	Year Ended April 30, 2001
Shares sold	3,949,272	—

Shares issued to shareholders in payment of distributions declared	5,748	—

Shares redeemed	(1,150,263)	—

Net change resulting from Institutional Shares transactions	2,804,757	—

Net change resulting from share transactions	(32,336,108)	515,867,210

(a)	Reflects operations for the period from July 1, 2000 to April 30, 2001.
(b)	Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002.

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—M&T Asset Management, a department of Manufacturers and Traders Trust Company, the Funds’ investment adviser (the “Adviser” or “M&T”), receives for its services an annual investment adviser fee equal to 0.50% of Institutional Prime Money Market Fund’s average daily net assets, 0.60% of Institutional Limited Duration U.S. Government Fund’s average daily net assets, and 0.50% of Money Market Fund’s average daily net assets. The

18

Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee—Federated Services Company (“FServ”) and M&T Securities, Inc. (“M&T Securities”) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services are provided for an aggregate annual fee as specified below:

Fees Payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the Vision Group of Funds
0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.015%	in assets in excess of $5 billion

Fees Payable to M&T Securities, Inc.

Maximum Fee	Average Aggregate Daily Net Assets of the Vision Group of Funds
0.04%	on the first $5 billion
0.015%	on assets in excess of $5 billion

Effective May 23, 2001, M&T Securities, Inc. replaced M&T as co-administrator, while FServ continues as the other co-administrator, under the fee schedule described above. FServ and M&T Securities, Inc. may each voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent and Fund Accounting Fee—FServ provides the Funds with certain administrative personnel and fund accounting services. FServ, through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period. FServ may voluntarily choose to waive a portion of its fee. FServ can modify or terminate this voluntary waiver at anytime at its sole discretion.

Effective November 1, 2000, State Street Bank provides financial administration and fund accounting services to the Funds for an aggregate annual fee of 0.045% of the Funds’ average daily net assets.

Distribution Services Fee—The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ Shares. The Plan provides that each Fund may incur distribution expenses up to 0.25% of the average daily net assets of each Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Institutional Limited Duration U.S. Government Fund and Institutional Prime Money Market Fund did not pay or accrue distribution services fees during the year ended April 30, 2002.

Prior to the reorganization, Institutional Prime Money Market Fund (formerly Governor Prime Money Market Fund) incurred a distribution services fee. After the reorganization, pursuant to a contractual agreement between the Funds and FSC, Institutional Prime Money Market Fund and Institutional Limited Duration U.S. Government Fund have agreed not to accrue or pay a distribution services fee for a one year period ended January 8, 2002.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with M&T Securities, M&T Securities may receive up to 0.25% of average daily net assets of each Fund for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion. Institutional Prime Money Market Fund did not pay or accrue shareholder services fees during the year ended April 30, 2002.

General—Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of long-term U.S. Government securities investments for Institutional Limited Duration U.S. Government Fund for the year ended April 30, 2002, were $91,319,243 and $58,360,805, respectively.

19

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
VISION GROUP OF FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of VISION Institutional Prime Money Market Fund, VISION Institutional Limited Duration U.S. Government Fund, and VISION Money Market Fund (three of the portfolios constituting the VISION Group of Funds) (the “Funds”), as of April 30, 2002, and the related statements of operations for the year then ended and for VISION Institutional Prime Money Market Fund and VISION Institutional Limited Duration U.S. Government Fund, the statements of changes in net assets and financial highlights for the year ended April 30, 2002 and period from July 1, 2000 to April 30, 2001, and for the VISION Money Market Fund, the statements of changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended June 30, 2000, and financial highlights for each of the periods presented therein in the period ended June 30, 2000 were audited by other auditors whose report, dated August 15, 2000, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VISION Institutional Prime Money Market Fund, VISION Institutional Limited Duration U.S. Government Fund, and VISION Money Market Fund, portfolios of the VISION Group of Funds, at April 30, 2002, the results of their operations for the year then ended, the changes in their net assets and financial highlights for the periods indicated above, in conformity with accounting principals generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
June 14, 2002

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Board of Trustees and Trust Officers

The following tables give information about each Board member and the senior officers of the Trust. The tables separately list Board members who are “interested persons” of the Trust (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Fund Complex consists of 21 investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the Fund Complex and serves for an indefinite term. The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge and upon request, by calling 1-800-836-2211.

Interested Trustee Background

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Mark J. Czarnecki† Manufacturers and Traders Trust Company One M&T Plaza Buffalo, NY 14203 Birthdate: November 3, 1955 Trustee Began serving: August 2000
Principal Occupations: Executive Vice President, Manufacturers and Traders Trust Company (“M&T Bank”), division head for M&T Bank’s investment area, M&T Investment Group.

Other Directorships Held: None

†	Mark J. Czarnecki is “interested” due to positions he holds with M&T Bank, the Funds’ adviser.

Independent Trustees Background

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Randall I. Benderson 570 Delaware Avenue Buffalo, NY Birth date: January 12, 1955 Trustee Began serving: February 1990	Principal Occupations: President and Chief Operating Officer, Benderson Development Company, Inc. (construction). Other Directorships Held: None

Joseph J. Castiglia Roycroft Campus 21 South Grove Street, Suite 291 East Aurora, NY 14052 Birth date: July 20, 1934 Trustee Began serving: February 1988
Principal Occupations: Chairman of the Board, HealthNow New York, Inc. (health care company); Chairman of the Board, Catholic Health System of Western New York (hospitals, long-term care, home health care); and former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc. (manufacturer of paints and chemical specialties).

Other Directorships Held: Energy East Corp.

John S. Cramer 4216 Jonathan Lane Harrisburg, PA 17110 Birth date: February 22, 1942 Trustee Began serving: December 2000	Principal Occupations: Retired President and Chief Executive Officer, Pinnacle Health System (health care). Other Directorships Held: None

21

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Daniel R. Gernatt, Jr. Richardson & Taylor Hollow Roads Collins, NY Birth date: July 14, 1940 Trustee Began serving: February 1988
Principal Occupations: President and CFO, Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Country Side Sand & Gravel, Inc.

Other Directorships Held: None

George K. Hambleton, Jr. 1003 Admiral’s Walk Buffalo, NY Birth date: February 8, 1933 Trustee Began serving: February 1988	Principal Occupations: Retired President, Brand Name Sales, Inc. (catalog showroom operator); Retired President, Hambleton & Carr, Inc. (catalog showroom operator). Other Directorships Held: None
Officers
Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Edward C. Gonzales Federated Investors Tower Pittsburgh, PA Birth date: October 22, 1930 Chairman and Treasurer
Principal Occupations: President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of other funds distributed by Federated Securities Corp.; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

Carl W. Jordan One M&T Plaza Buffalo, NY Birth date: January 2, 1955 President	Principal Occupations: President, M&T Securities, Inc., since 1998; Administrative Vice President, M&T Bank, 1995-2001; Senior Vice President, M&T Bank, 2001-Present.

Kenneth G. Thompson One M&T Plaza Buffalo, NY Birth date: September 4, 1964 Vice President
Principal Occupations: Vice President, M&T Bank, since 1999; Regional Sales Manager, M&T Securities, Inc., 1995-2001; Director of Product Development for M&T Bank’s Investment Area, M&T Investment Group; Administrative Vice President, M&T Bank, 2002-Present.

Beth S. Broderick Federated Investors Tower Pittsburgh, PA Birth date: August 2, 1965 Vice President and Assistant Treasurer	Principal Occupations: Vice President, Mutual Fund Services Division, Federated Services Company.

22

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

C. Grant Anderson Federated Investors Tower Pittsburgh, PA Birth date: November 6, 1940 Secretary	Principal Occupations: Corporate Counsel, Federated Investors, Inc.; Vice President, Federated Services Company.

Shares of the VISION Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

23

VISION INSTITUTIONAL PRIME MONEY MARKET FUND

VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND

VISION MONEY MARKET FUND

[Logo of Vision Group of Funds]

www.visionfunds.net • visionfunds@mandtbank.com

Mutual Fund Shareholder Services
P.O. Box 4556
Buffalo, NY 14240-4556

Cusip 92830F653
Cusip 92830F646
Cusip 92830F612

26470 (6/02)

Sign up for Fund Document e-delivery by visiting www.visionfunds.net/myaccount

VISION GROUP OF FUNDS

Annual Report to Shareholders

April 30, 2002

for Where you want to be

Contents

President’s Message	1

Investment Reviews	4

Portfolio of Investments	26

Statements of Assets and Liabilities	62

Statements of Operations	70

Statements of Changes in Net Assets	74

Financial Highlights	80

Notes to Financial Statements	92

Report of Ernst & Young LLP, Independent Auditors	110

Board of Trustees & Trust Officers	111

President’s Message

Dear Investor:

I am pleased to present the Annual Report of the VISION Group of Funds for the 12-month period from May 1, 2001 through April 30, 2002. This report begins with a discussion by each equity or income Fund’s management about the economy, the market, and fund strategies over the reporting period. Next, you’ll find a complete list of portfolio holdings and financial statements for each Fund.

The 12-month reporting period was a difficult one for stocks, with the exception of small cap stocks. In times like this, stock investors should keep their long-term perspective in mind. Periods of negative returns like we’ve been experiencing, while painful, are the risk that investors assume to pursue the long-term performance potential of stocks. Bond investors, in contrast, continued to enjoy positive returns. For more in-depth information on the year’s investment climate, I urge you to read the portfolio managers’ investment reviews.

Fund-by-Fund performance highlights are as follows:

VISION EQUITY FUNDS

VISION International Equity Fund
The Fund pursues long-term capital appreciation by investing in international stocks issued by established companies in developed markets.* Over the 12-month reporting period, the fund’s Class A Shares produced a total return of (5.60)%, or (10.77)% adjusted for the Fund’s sales charge. The total return reflects income distributions totaling $0.16 per share. Class B Shares produced a total return of (6.42)%, or (11.03)% adjusted for the Fund’s contingent deferred sales charge.** The total return reflects income distributions totaling $0.13 per share.† At the end of the reporting period, the Fund’s net assets totaled $45.8 million.

VISION Small Cap Stock Fund
This Fund pursues growth of capital by investing in stocks issued by small cap companies.†† Over the 12-month reporting period, the Fund’s Class A Shares produced a total return of 8.03%, or 2.12% adjusted for the Fund’s sales charge. The total return reflects a capital gain distribution of $0.34 per share. Class B Shares produced a total return of 7.22%, or 2.22% adjusted for the Fund’s contingent deferred sales charge, through a slight increase in net asset value. The total return reflects a capital gain distribution of $0.34 per share.**† At the end of the reporting period, the Fund’s net assets totaled $115.4 million.

VISION Mid Cap Stock Fund
The Fund’s portfolio pursues its objective of total return by investing in high-quality mid-cap stocks selected through a systematic process that focuses on value, or ‘‘cheapness,’’ and improving fundamental strength. During the reporting period, the Fund’s Class A Shares produced a total return of (0.83)%, or (6.25)% adjusted for the Fund’s sales charge, the result of a slight decline in the value of the Fund’s holdings. Class B Shares produced a total return of (1.67)%, or (6.59)% adjusted for the contingent deferred sales charge.** At the end of the reporting period, the Fund’s net assets totaled $121.5 million.

VISION Large Cap Growth Fund
This fund pursues capital appreciation by investing in large, established blue-chip growth companies. In a difficult period for large cap growth stocks, the Fund’s Class A Shares produced a total return of (7.38)%, or (12.50)% adjusted for the Fund’s sales charge, through a decrease in net asset value. Class B Shares produced a total return of (8.27)%, or (12.86)% adjusted for the Fund’s contingent deferred sales charge, through a decrease in net asset value.** At the end of the reporting period, the Fund’s net assets totaled $16.5 million.

*	International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

†
This VISION Fund is the successor to a corresponding Governor Fund pursuant to a reorganization that took place on January 8, 2001. Prior to that date, the VISION Fund had no investment operations. Accordingly, the performance information provided for the period prior to January 8, 2001, is historical information for the corresponding Governor Fund.

††	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

VISION Large Cap Core Fund
This fund pursues long-term capital appreciation and provides an “all around” approach to stocks by investing in large, established blue-chip companies. Over the 12-month reporting period, which continued to be a difficult one for large cap growth stocks, the Fund’s Class A Shares produced a total return of (15.35)%, or (20.04)% adjusted for the Fund’s sales charge, through a decrease in net asset value. Class B Shares produced a total return of (16.10)%, or (19.99)% adjusted for the Fund’s contingent deferred sales charge, through a decrease in net asset value.*† Both share classes paid a capital gain of $0.65 per share. At the end of the reporting period, the Fund’s net assets totaled $129.9  million.

VISION Large Cap Value Fund
This fund offers a way to navigate toward income and capital appreciation from stocks believed to be undervalued. In a difficult stock market environment, the Fund’s Class A Shares produced a total return of (11.99)%, or (16.86)% adjusted for the Fund’s sales charge. Class B Shares produced a total return of (12.88)%, or (17.17)% adjusted for the contingent deferred sales charge. Both share classes paid a capital gain distribution totaling $0.16 per share.* The Fund’s net assets totaled $43.3 million at the end of the reporting period.

VISION MANAGED ALLOCATION FUNDS

VISION Managed Allocation Fund — Aggressive Growth
This fund pursues capital appreciation by investing in a strategic combination of VISION Funds with an emphasis on those investing in stocks. Over the reporting period, the Fund’s Class A Shares produced a total return of (5.92)%, or (10.62)% adjusted for the Fund’s sales charge as the value of the Fund’s holdings declined. The Fund paid dividend income of $0.02 per share and a capital gain totaling $0.14 per share.*† The Fund’s net assets totaled $4.9 million at the end of the reporting period.

VISION Managed Allocation Fund — Moderate Growth
This fund pursues capital appreciation and, secondarily, income by investing in a strategic combination of VISION stock, bond, and money market funds. Over the reporting period, the Fund’s Class A Shares produced a total return of (2.39)%, or (6.81)% adjusted for the Fund’s sales charge. The Fund paid dividend income of $0.16 per share and a capital gain distribution totaling $0.02 per share.*† The Fund’s net assets totaled $8.2 million at the end of the reporting period.

VISION Managed Allocation Fund — Conservative Growth
This fund pursues capital appreciation and income by investing in a strategic combination of VISION Funds with an emphasis on those investing in bonds. Over the reporting period, the Fund’s Class A Shares produced a total return of 1.60%, or (2.45)% adjusted for the Fund’s sales charge. A slight decline in the Fund’s net asset value was tempered by dividend income of $0.30 per share.*† The Fund’s net assets totaled $2.8 million at the end of the reporting period.

VISION FIXED INCOME FUNDS

VISION New York Municipal Income Fund
The Fund’s portfolio of high-quality, New York municipal bonds paid tax-free income distributions totaling $0.41 per share for Class A Shares.** In a continued positive interest rate environment for bond prices, the Fund’s net asset value increased by $0.17. As a result, the Fund’s Class A Shares achieved a total return of 5.74%, or 1.01% adjusted for the Fund’s sales charge.* By the end of the reporting period, tax-sensitive New York residents had invested a total of $80.5 million in the Fund.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**	Income may be subject to the federal alternative minimum tax and some state and local taxes.
†
This VISION Fund is the successor to a corresponding Governor Fund pursuant to a reorganization that took place on January 8, 2001. Prior to that date, the VISION Fund had no investment operations. Accordingly, the performance information provided for the period prior to January 8, 2001, is historical information for the corresponding Governor Fund.

VISION Pennsylvania Municipal Income Fund
This fund pursues income exempt from both federal and Pennsylvania state income taxes through a portfolio of high-quality, Pennsylvania municipal bonds. Over the reporting period, the Fund’s Class A Shares paid tax-free income distributions totaling $0.41 per share.** In a positive interest rate environment for bond prices, the net asset value increased by $0.16. As a result, the Fund achieved a total return of 5.80%, or 1.06% adjusted for the Fund’s sales charge.*† By the end of the reporting period, tax-sensitive Pennsylvania residents had invested a total of $84.8 million in the Fund.

VISION Intermediate Term Bond Fund
This fund pursues current income, with long-term growth of capital as a secondary objective, by investing in a broad range of intermediate-term, U.S. government and investment grade corporate bonds. Over the reporting period, Class A Shares paid dividends totaling $0.54 per share, while the Fund’s net asset value rose by $0.05. As a result, the Fund produced a total return of 6.34%, or 1.51% adjusted for the Fund’s sales charge.*† At the end of the reporting period, the Fund’s net assets totaled $159.9 million.

VISION U.S. Government Securities Fund
The Fund’s portfolio of U.S. government securities paid dividends totaling $0.57 per share, while the Fund’s net asset value rose by $0.05. As a result, the Fund produced a total return of 6.72%, or 1.97% adjusted for the Fund’s sales charge.* At the end of the reporting period, the Fund’s net assets totaled $116.4 million.

VISION MONEY MARKET FUNDS††

VISION New York Tax-Free Money Market Fund, a portfolio of New York municipal money market securities, paid double-tax-free dividends (triple-tax-free dividends to New York City residents) totaling $0.02 per share.** The Fund’s net assets totaled $187.0 million at the end of the reporting period.

VISION Money Market Fund, a diversified portfolio of corporate and U.S. government money market securities, paid dividends totaling $0.02 per share to Class A Shares investors and $0.02 per share to Class S Shares investors. The Fund’s net assets totaled $1.6 billion at the end of the reporting period.

VISION Treasury Money Market Fund, which invests exclusively in U.S. Treasury securities, paid dividends totaling $0.02 per share to Class A Shares investors and $0.02 per share to Class S Shares investors. The Fund’s net assets totaled $767.5 million at the end of the reporting period.

As always, thank you for choosing one or more of the VISION Funds to pursue your financial goals. We’ll continue to keep you up-to-date on your progress as you participate in key financial markets through this expanded mutual fund  family.

Sincerely,

/s/ Carl W. Jordan
Carl W. Jordan
President
June 15, 2002

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**	Income may be subject to the federal alternative minimum tax and some state and local taxes.
†
This VISION Fund is the successor to a corresponding Governor Fund pursuant to a reorganization that took place on January 8, 2001. Prior to that date, the VISION Fund had no investment operations. Accordingly, the performance information provided for the period prior to January 8, 2001, is historical information for the corresponding Governor Fund.

††
An investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

VISION
International Equity Fund

Equity markets have risen when sentiment began to anticipate a recovery and fallen again when hopes for economic growth were dampened. The broad major markets have risen, and earnings and news flow from companies have improved, but some sectors such as telecommunication services are under renewed pressure.

VISION International Equity Fund was well positioned to benefit from these market changes. The Fund’s Class A Shares, down 5.60% for the year ended April 30, 2002 or down 10.77% adjusted for the Fund’s sales charge, outperformed the Morgan Stanley Capital International Unhedged Europe, Australasia and Far East Index (“MSCI-EAFE”)1 (13.87)% by 827 basis points. The primary source of outperformance was stock selection. The Fund’s Class B shares returned (6.42)% for the year ended April 30, 2002, or (11.03)% adjusted for the Fund’s contingent deferred sales charge.

During the year we have made some changes towards momentum stocks in the portfolio but exposure to Information Technology remains underweighted. We reduced the exposure to underweight toward the end of last year because we judged that stocks were discounting too strong a recovery. We have decreased our defensive exposure by moving Consumer Staples to an underweight.

We are currently overweighted in Materials, Capital Goods, Health Care, Pharmaceuticals, Banks, Information Services and Utilities. Sectors we are staying away from include Retail, Computer Hardware and Software, Telecom and  Energy.

The positive contribution from currency is primarily from the underweight to the yen and the Australian dollar overweight. Currency strategy remains underweight the Japanese yen in favor of the Australian dollar and overweight the Euro at the expense of the British

1
The MSCI-EAFE is an unmanaged market capitalization weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is credited separately, then aggregated, without charge into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and local currency. Investments cannot be made in an index.

The graph below illustrates the hypothetical investment of $10,000* in VISION International Equity Fund, Class A Shares (the “Fund”) from February 9, 1999 (start of performance) to April 30, 2002, compared to the Morgan Stanley Capital International – Europe, Australasia and Far East Index (“MCSI-EAFE”).†

Average Annual Total Return For The Period Ended April 30, 2002**

1 Year	Start of Performance (2/9/99)
(10.77)%	(1.75)%

Growth of $10,000 Invested in VISION International Equity Fund — Class A Shares††

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective January 8, 2001, the maximum sales charge increased to 5.50%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

**	Total returns quoted reflect all applicable sales charges.
†	The MCSI-EAFE is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.
††
VISION International Equity Fund is the successor to Governor International Equity Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for Governor International Equity Fund.

(continued on next page)

pound. Strong domestic demand, in part fueled by the boom in financial services and soaring house prices, has driven the price of the pound sterling above its long-term equilibrium rate. As the growth outlook in continental Europe improves relative to the UK, we expect the pound to depreciate back to a more sustainable long-term level.
The graph below illustrates the hypothetical investment of $10,000* in VISION International Equity Fund, Class B Shares (the “Fund”) from January 10, 2001 (start of performance) to April 30, 2002, compared to the Morgan Stanley Capital International — Europe, Australasia and Far East
Index (“MCSI-EAFE”).†

Average Annual Total Return For The Period Ended April 30, 2002**

1 Year	Start of Performance (1/10/01)
(11.03)%	(12.01)%

Growth of $10,000 Invested in VISION International Equity Fund — Class B Shares

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 4.00% contingent deferred sales charge on any redemption less than 2 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. MSCI-EAFE has been adjusted to reflect reinvestment of dividends on secu- rities in the index.

**	Total returns quoted reflect all applicable sales charges.
†	The MCSI-EAFE is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

VISION
Small Cap Stock Fund

The year ended April 30, 2002 witnessed financial markets being impacted by tragedy, recession, scandals and high market volatility. Over this fiscal year, small cap stocks significantly outperformed larger cap stocks. The Russell 2000 Index1 generated a total return through all of this, of 6.7%, whereas the Standard & Poor’s 500 Index2 declined 12.6%.

Small Cap Value oriented stocks were the leaders of the market during this fiscal year. The Russell 2000 Value Index1 returned 22.4% whereas the Russell 2000 Growth Index1 declined 8.5%. It appears the visibility of earnings and solid cash flows helped value stocks over growth issues. Growth was hampered by the emphasis in technology and emerging pharmaceutical companies; short-term pessimism and profit taking in these areas dragged down competitive performance.

Emphasis toward a growing economy has led growth managers to increase positions in Technology, Biotech and Emerging Pharmaceutical Companies. These areas are expected to experience accelerating sales and earnings, which could be translated, into better security pricing. Value oriented management has emphasized a more cyclical positioning in Consumer Related areas, Housing and Consumer Products. Having underweighted the Technology group has assisted overall performance. Anticipating an improved economic environment, consumer led areas remain an important part of the portfolio.

The combination of value and growth management within VISION Small Cap Stock Fund has benefited in overall returns. For the first year, new monies have been evenly divided between managers. With the outperformance of value vs. growth and the reality of recovering growth, a trend toward increasing the growth weighting may be considered near-term. With greater confidence in a recovery developing, small cap stocks have historically done well.

1
The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. These indexes are unmanaged and investments cannot be made in an index.

The graph below illustrates the hypothetical investment of $10,000* in the VISION Small Cap Stock Fund, Class A Shares (the “Fund”) from July 1, 1994 (start of performance) to April 30, 2002, compared to the Russell 2000 Index (“Russell 2000”).**

Average Annual Total Return For The Period Ended April 30, 2002***

1 Year 2.12%	5 Years 9.33%	Start of Performance (7/1/94) 11.82%

Growth of $10,000 Invested in VISION Small Cap Stock Fund — Class A Shares†

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective

January 8, 2001, the maximum sales charge increased to 5.50%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The Russell 2000 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

***	Total returns quoted reflect all applicable sales charges.
†
VISION Small Cap Stock Fund is the successor to the Governor Aggressive Growth Fund pursuant to the reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for Governor Aggressive Growth Fund. The quoted performance of VISION Small Cap Stock Fund includes performance of certain predecessor collective trust fund (“commingled”) accounts for periods dating back to 7/1/94 and prior to VISION Small Cap Stock Fund’s commencement of operations on 2/3/97, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.

(continued on next page)

2
The Standard & Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

The graph below illustrates the hypothetical investment of $10,000* in VISION Small Cap Stock Fund, Class B Shares (the “Fund”) from January 10, 2001 (start of performance) to April 30, 2002, compared to the Russell 2000 Index (“Russell 2000”).**

Average Annual Total Return For The Period Ended April 30, 2002***

1 Year 2.22%	Start of Performance (1/10/01) 4.63%

Growth of $10,000 Invested in VISION Small Cap Stock Fund — Class B Shares

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 4.00% contingent deferred sales charge on any redemption less than 2 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The Russell 2000 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

***	Total returns quoted reflect all applicable sales charges.

VISION
Mid Cap Stock Fund

While the broad market declined over the past year, mid cap stocks continued to perform well. In an uncertain environment, as the market weighed the risks of terrorist attacks, a recession and accounting scandals, investors rewarded mid cap names that have understandable business models and balance sheets. In this defensive environment, consumer noncyclicals and medical services outperformed, while consumer cyclicals and services benefited from the economic recovery and strong consumer spending. On the negative side, technology and telecom names continued to be hit hard, as investors remained uncertain as to when businesses will increase Information Technology spending again. Energy stocks tumbled in the wake of the Enron scandal. For the fiscal year ended April 30, 2002, the Standard and Poor’s Mid Cap 400 Index1 returned 6.57%, compared to a (12.62)% return for the Standard and Poor’s 500 Index2 and a (0.70)% return for the broader Russell Mid Cap Index.3

During this period, the Fund benefited from a diversified strategy that targets inexpensive mid cap stocks with improving fundamentals. For the fiscal year ended April 30, 2002, the Fund’s Class A shares and Class B shares returned (0.83)% and (1.67)% at net asset value respectively, and (6.25)% and (6.59)%, adjusted for the Fund’s sales charge and contingent deferred sales charge, respectively.

Medical services stocks, such as Anthem and Trigon Healthcare, were a bright spot in healthcare, performing well due to a positive pricing cycle for medical insurers and favorable valuation. Responding to robust spending by consumers on autos and housing, shares of cyclical stocks like Lear, Borg Warner, and Centex increased. Investors looking for safer havens rotated to noncyclicals like UST, Sensient Technologies, and Avon Products. Portfolio performance was held back by energy companies as a result of the fallout from the Enron scandal. Positions in Dynegy, Calpine and Allegheny Energy underperformed, and we have since sold them out of the Fund due to deteriorating earnings outlooks at these companies.

Going forward, we expect investors to maintain their focus on the improving U.S. economy and the potential

The graph below illustrates the hypothetical investment of $10,000* in VISION Mid Cap Stock Fund (Class A Shares) (the “Fund”) from November 29, 1993 (start of performance) to April 30, 2002, compared to the Standard & Poor’s Mid Cap 400 Index (S&P 400) and the Russell Mid Cap Index (RMC).†

Average Annual Total Return For The Period Ended April 30, 2002**

1 Year	5 Years	Start of Performance (11/29/93)
(6.25)%	7.37%	10.66%

Growth of $10,000 Invested in VISION Mid Cap Stock Fund — Class A Shares

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective July 1, 1996, the maximum sales charge increased to 5.50%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 and the RMC have been adjusted to reflect reinvestment of dividends on securities in the indexes.

**	Total returns quoted reflect all applicable sales charges.
†
The S&P 400 and the RMC are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indexes are unmanaged.

(continued on next page)

for earnings acceleration. The recession that by some accounts began last March seems to be behind us, evidenced by consecutive quarters of higher than expected Gross Domestic Product growth. However, the recovery is shaping up to be modest and gradual. With little signs of inflation, the Federal Reserve Board has signaled that it will remain patient about raising rates as it awaits evidence of a more robust economic recovery. A continuing economic recovery — albeit in fits and starts — argues well for corporate profits and should lend support for domestic equities as the year progresses.

1
The Standard & Poor’s Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Investment cannot be made in an index.

2
The Standard & Poor’s 500 Index is an unmanaged capitalization-weighted Index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3
The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the Russell 1000 Index. Indexes are unmanaged and investments cannot be made in an index.

The graph below illustrates the hypothetical investment of $10,000* in VISION Mid Cap Stock Fund (Class B Shares) (the “Fund”) from March 15, 2000 (start of performance) to April 30, 2002, compared to the Standard & Poor’s Mid Cap 400 Index (S&P 400) and the Russell Mid Cap Index (RMC).†

Average Annual Total Return For The Period Ended April 30, 2002**

1 Year (6.59)%	Start of Performance (3/15/00) 4.50%

Growth of $10,000 Invested in VISION Mid Cap Stock Fund — Class B Shares

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a maximum 3.00% contingent deferred sales charge on any redemption less than 3 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 and the RMC have been adjusted to reflect reinvestment of dividends on securities in the indexes.

**	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.
†
The S&P 400 and the RMC are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indexes are unmanaged.

VISION
Large Cap Growth Fund

During the 12 months ended April 30, 2002, the Fund’s Class A Shares returned (7.38)% based on net asset value, or (12.50)% adjusted for the Fund’s sales charge, and the Fund’s Class B Shares returned (8.27)% based on net asset value, or (12.86)% adjusted for the Fund’s contingent deferred sales charge. This compares with a (10.64)% return for the S&P/Barra Growth Index,1 a commonly referenced unmanaged index of large capitalization “growth” oriented stocks. During this same period the Lipper Large Cap Growth Fund Average2 returned (20.44)% and the S&P 500 Index3 returned (12.62)%.

The sub-adviser, Montag & Caldwell focuses on large capitalization companies that have above-average earnings growth rates which are undervalued in the stock market. This attention to valuation tends to make the investment style risk averse.

The Fund’s out-performance for the fiscal year can be attributed to superior stock selection in the Consumer Staple, Industrial, and Energy sectors. The gains in the Consumer Staples sector, with holdings such as Coca-Cola, PepsiCo, and Procter & Gamble, are consistent with our emphasis on high quality growth companies that can achieve solid earnings growth regardless of the slope of the economic recovery. We feel that investors continue to be concerned with the quality and sustainability of an earnings recovery going forward. Our strong stock selection in the Industrial sector is attributable to our cyclical growth investments like 3M
Company and Masco. In addition, our underweight in Information Technology (13.30% of the portfolio at April 30, 2002 vs. 25.35% for the S&P/Barra Growth Index) sector positively contributed to performance. We remain skeptical of lofty technology valuations, especially in the more commodity-based areas, where near-term improvement in earnings has been extrapolated into the future. Without a steady flow of demand, we feel these estimates may be set for disappointment.

Recent portfolio activity includes the establishment of two new technology issues: Siebel Systems (SEBL) and BEA Systems (BEAS). As mentioned above, we continue to examine the technology sector with caution. However, both of these companies have leading positions within their markets: Siebel in sales automation software and BEA in application server software. We are of the opinion that corporate technology budgets will be targeted first toward software rather than hardware and we believe these two companies are in excellent position to benefit from this trend. We also established a position in Eli Lilly (LLY) recently. While near-term results are being depressed by the recent loss of Prozac patent exclusivity, earnings momentum should soon turn positive and the company seems well positioned for superior long-term earnings growth.

Our sell discipline had a positive effect on performance during the fiscal year. It is almost always easier to buy a stock than to sell one. Our sell discipline leads us to reduce a position in a stock when:

1)	it reaches a premium to our estimate of fair value;
2)	the reason for an earnings disappointment seems unlikely to be corrected in the short term;
3)	fundamentals change or evolve differently from our forecast;
4)	a more attractive opportunity presents itself.

Early during 2002, we eliminated our position in
General Electric (GE) given signs of increasing weakness in its long-cycle businesses. While the company is still likely to post double-digit earnings, this headwind increases the importance of acquisitions and a still murky recovery in the short-cycle businesses to offset the weakness. We also eliminated our already-reduced positions in AOL Time Warner (AOL) and Bristol-Myers Squibb (BMY) due to deteriorating earnings trends. All three of these stocks now trade at substantially lower prices than where your fund sold them.

Against the backdrop of Enron hearings in Washington, the intensification of hostilities in the Middle East, and the continuing war in Afghanistan, the market has had a difficult and volatile time of late. We continue to believe this will be a transition year for the stock market, with a moderate but positive bias toward the end of the year. We still believe that the S&P 500 index could show a positive return for the year due to the projected recovery in the economy and corporate profits, along with continued low inflation. In anticipation of a recovery, the portfolio is well positioned with attractively priced securities of companies whose average growth rate is approximately 2x the S&P 500.

(continued on next page)

1
The S&P/Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor’s 500 Index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

2
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

3
The S&P 500 Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

The graph below illustrates the hypothetical investment of $10,000* in VISION Large Cap Growth Fund Fund, Class A Shares (the “Fund”) from March 20, 2000 (start of performance) to April 30, 2002, compared to the Standard and Poor’s 500 Index (“S&P 500”), the Russell 1000 Index (“Russell 1000”) and the Standard and Poor’s 500/Barra Growth Index (“S&P 500/BG”).†

Average Annual Total Return For The Period Ended April 30, 2002**

1 Year	Start of Performance (3/20/00)
(12.50)%	(12.81)%

Growth of $10,000 Invested in VISION Large Cap Growth Fund — Class A Shares

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, Russell 1000 and the S&P 500/BG have been adjusted to reflect reinvestment of dividends on securities in the indices.

**	Total returns quoted reflect all applicable sales charges.
†
The S&P 500, Russell 1000 and the S&P 500/BG are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indices are unmanaged.

(continued on next page)

The graph below illustrates the hypothetical investment of $10,000* in VISION Large Cap Growth Fund Fund, Class B Shares (the “Fund”) from April 6, 2000 (start of performance) to April 30, 2002, compared to the Standard and Poor’s 500 Index (“S&P 500”), the Russell 1000 Index (“Russell 1000”) and the Standard and Poor’s 500/Barra Growth Index (“S&P 500/BG”).†

Average Annual Total Return For The Period Ended April 30, 2002**

1 Year	Start of Performance (4/6/00)
(12.86)%	(14.07)%

Growth of $10,000 Invested in VISION Large Cap Growth Fund — Class B Shares

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 5.00% contingent deferred sales charge on any redemption less than 3 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, Russell 1000 and the S&P 500/BG have been adjusted to reflect reinvestment of dividends on securities in the indices.

**	Total returns quoted reflect all applicable sales charges.
†
The S&P 500, Russell 1000 and the S&P 500/BG are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indices are unmanaged.

VISION
Large Cap Core Fund

VISION Large Cap Core Fund’s Class A shares returned (15.35)% based on net asset value or (20.04)% adjusted for the Fund’s sales charge and the Fund’s Class B shares returned (16.10)% based on net asset value, or (19.99)% adjusted for the Fund’s contingent deferred sales charge for the twelve months ended April 30, 2002. The (15.35)% total return based on the net asset value compares with a (12.62)% total return for the S&P 500 Index1, a commonly referenced unmanaged index of large capitalization stocks. During this same period the Lipper Large Cap Core Fund Average2 returned (13.93)%.

Our equity approach is based on consistency and discipline. We apply a disciplined, yet opportunistic methodology focused on identifying companies with growth characteristics selling at attractive valuations. Our investment process is grounded in three dimensions. We utilize a top down thematic perspective and bottom-up intensive security analysis, with both approaches centered and balanced by risk control measures.

Top-Down: Thematic

Our thematic dimension incorporates our top-down assessment of how we should be positioned to take advantage of secular trends or patterns developing in the U.S. economy. We identified five major themes that should prove important for the 2002-2003 time frame:

1.
Demographics — The graying of America affects consumption patterns. We identify companies that capture increasing demand for pharmaceuticals while minimizing drug specific risk. Specific stocks include Caremark RX, Express Scripts, and IMS Health. As the U.S. population ages, investing replaces consumption. This favors asset gatherers, annuity writers, and custodians such as Merrill Lynch, Hartford Financial and Bank of New York.

2.
Supply/Demand Imbalances — Cyclical industry conditions can create significant supply/demand imbalances. For example, demand outstrips supply in the U.S. hospital or health provider system. Demand for tertiary care in fast-growing markets is increasing while the supply of hospital beds is declining. Health Management Associates and Tenet Healthcare are examples of this theme. Demand for property and casualty insurance is rising while the supply or willingness to write certain types of policies has been curtailed, affording insurers such as St. Paul pricing power.

3.
The Information Age — Accelerated pace of change intensifies the battleground between innovators and incumbents. We invest in industry leaders who demonstrate their commitment to enhance their competitive advantage. We also invest with innovators and disrupters who will be tomorrow’s leaders. Additionally, many information age companies have significant intangible assets. Intangible assets can be key drivers of equity valuations, but require special qualitative analysis.

There are a number of sub-themes within the Information Age theme. The first is that power supply regulation becomes more important as product complexity increases. International Rectifier addresses this need. Second, we identify companies who establish and control the standards setting process. For mobility and wireless standards we have invested in Texas Instruments and Intersil. Third, we seek to participate in innovation while minimizing our exposure to specific technologies. Agilent Technologies reflects this concept.

A fourth sub-theme is that powerful two-way broadband networks plus a benign regulatory environment brighten cable’s future. Comcast and Cox Communications represent our cable choices. Fifth, video-on-demand will drive a new round of set-top box sales and Scientific Atlanta is our selection. Sixth, enterprises are turning towards aggregators to implement their technology plans. To meet market demands, these aggregators — such as IBM — need scale and scope. Our last Information Age sub-theme is convergence of content, delivery, and multiple services favors media companies with powerful brands. Here, our holdings include  Viacom and Walt Disney.

4.
Industry Consolidation — Profit pressures and competitive forces will drive consolidation in the energy, financial services, and utility sectors. Also, increasing scale improves efficiency and returns. Some European financial conglomerates have excess capital and are seeking U.S. distribution. Jefferson Pilot is a fund holding that should benefit from this trend. A number of the multinational integrated oil companies have been acquiring North American reserves; Burlington Resources and  Marathon Oil could appeal to acquirers.

5.	The Global Market Place — Open markets and new groups of global consumers provide growth opportunities, especially for companies that possess

(continued on next page)

economies of scale and/or scope in their industry. Citigroup, Kimberly-Clark, Morgan Stanley, Dell, and Capital One Financial are a few of our holdings extending their market power internationally.

6.
Security Takes Center Stage — Complex global dynamics have replaced the predictability of the Cold War and the investment mainstream’s complacency regarding security has been shattered. Real increases in the defense budget have accelerated, favoring especially defense electronics powerhouse Raytheon. Both public facilities and services security infrastructure are getting a massive overhaul, which benefits Symbol Technologies and Tyco International. Additionally, the value of North American sources of energy and power has increased, favoring El Paso Energy.

Bottom-Up: Intensive Security Analysis — GARP

We emphasize stocks with growth prospects that on average are greater than the earnings growth rate of our Value benchmark. This follows from our conviction that future stock prices will largely be determined by future earnings growth. However, we want to pay a low multiple for that growth. Our average forward P/E’s or price earnings ratios are lower than the average P/E multiple of the S&P Barra Value Index3. A favorable P/E to growth ratio (PEG ratio) is our primary metric of GARP or Growth-At-a-Reasonable Price.

Risk control

We utilize stringent risk control measures to minimize expected tracking error or expected variance from our benchmark — the value side of the S&P 500. As a result of our risk control process, we invest in many industry leaders such as General Electric, Microsoft, Wal-Mart, Pfizer, Intel, Coca-Cola, Cisco, AIG, Exxon-Mobil, Chevron-Texaco, and Verizon Communications.

1
The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

3
The S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. This index is unmanaged and investments cannot be made in an index.

The graph below illustrates the hypothetical investment of $10,000* in VISION Large Cap Core Fund, Class A Shares (the “Fund”) from January 1, 1995 (start of performance) to April 30, 2002, compared to the Standard and Poor’s 500 Index (“S&P 500”).†

Average Annual Total Return For The Period Ended April 30, 2002**

1 Year	5 Years	Start of Performance (1/1/95)
(20.04)%	3.91%	11.01%

Growth of $10,000 Invested in VISION Large Cap Core Fund — Class A Shares††

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective January 8, 2001, the maximum sales charge increased to 5.50%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**	Total returns quoted reflect all applicable sales charges.
†	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.
††
VISION Large Cap Core Fund is the successor to Governor Established Growth Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for Governor Established Growth Fund. The quoted performance of VISION Large Cap Core Fund includes performance of certain predecessor collective trust fund (“commingled”) accounts, for periods dating back to 1/1/95 and prior to VISION Large Cap Core Fund’s commencement of operations on 12/2/96, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.

(continued on next page)

The graph below illustrates the hypothetical investment of $10,000* in VISION Large Cap Core Fund, Class B Shares (the “Fund”) from January 18, 2001 (start of performance) to April 30, 2002, compared to the Standard and Poor’s 500 Index (“S&P 500”).†
Average Annual Total Return
For The Period Ended April 30, 2002**

1 Year (19.99)%	Start of Performance (1/18/01) (22.94)%

Growth of $10,000 Invested in VISION Large Cap Core Fund—Class B Shares

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 5.00% contingent deferred sales charge on any redemption less than 2 year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**	Total returns quoted reflect all applicable sales charges.
†	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

VISION
Large Cap Value Fund

VISION Large Cap Value Fund’s Class A shares returned (11.99)% based on net asset value or (16.86)% adjusted for the Fund’s sales charge and the Fund’s Class B shares returned (12.88)% based on net asset value, or (17.17)% adjusted for the Fund’s contingent deferred sales charge, for the twelve months ended April 30, 2002. The (11.99)% total return based on the net asset value compares with a (14.85)% total return for the S&P/Barra Value Index1, a commonly referenced unmanaged index of large capitalization, value-oriented stocks. During this same period the Lipper Large Cap Value Fund Average2 returned (7.82)%.

Our equity approach is based on consistency and discipline. We apply a disciplined, yet opportunistic methodology focused on identifying companies with growth characteristics selling at attractive valuations. Our investment process is grounded in three dimensions. We utilize a top down thematic perspective and bottom-up intensive security analysis, with both approaches centered and balanced by risk control measures.

Top-Down: Thematic

Our thematic dimension incorporates our top-down assessment of how we should be positioned to take advantage of secular trends or patterns developing in the U.S. economy. We identified five major themes that should prove important for the 2002-2003 time frame:

1.
Demographics — The graying of America affects consumption patterns. We identify companies that capture increasing demand for pharmaceuticals while minimizing drug specific risk. Specific stocks include Caremark RX and IMS Health. As the U.S. population ages, investing replaces consumption. This favors asset gatherers, annuity writers, and custodians such as Merrill Lynch, Hartford Financial and Bank of New York.

2.
Supply/Demand Imbalances — Cyclical industry conditions can create significant supply/demand imbalances. For example, demand outstrips supply in the U.S. hospital or health provider system. Demand for tertiary care in fast-growing markets is increasing while the supply of hospital beds is declining. Health Management Associates and Tenet Healthcare are examples of this theme.

The graph below illustrates the hypothetical investment of $10,000* in VISION Large Cap Value Fund (Class A Shares) (the “Fund”) from September 26, 1997 (start of performance) to April 30, 2002, compared to the Standard & Poor’s 500/Barra Value Index (S&P 500/BV).†

Average Annual Total Return For The Period Ended April 30, 2002**

1 Year	Start of Performance (9/26/97)
(16.86)%	2.10%

Growth of $10,000 Invested in VISION Large Cap Value Fund — Class A Shares

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect reinvestment of dividends on securities in the indexes.

**	Total returns quoted reflect all applicable sales charges.
†	The S&P 500/BV is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

(continued on next page)

3.
The Information Age — Accelerated pace of change intensifies the battleground between innovators and incumbents. We invest in industry leaders who demonstrate their commitment to enhance their competitive advantage. We also invest with innovators and disrupters who will be tomorrow’s leaders. Additionally, many information age companies have significant intangible assets. Intangible assets can be key drivers of equity valuations, but require special qualitative analysis.

There are a number of sub-themes within the Information Age theme. The first is that power supply regulation becomes more important as product complexity increases. International Rectifier addresses this need. Second, we identify companies who establish and control the standards setting process. For mobility and wireless standards we have invested in Texas Instruments and Intersil. Third, we seek to participate in innovation while minimizing our exposure to specific technologies. Agilent Technologies reflects this concept. A fourth sub-theme is that powerful two-way broadband networks plus a benign regulatory environment brighten cable’s future. Comcast and Cox Communications represent our cable choices. Fifth, video-on-demand will drive a new round of set-top box sales and Scientific Atlanta is our selection. Our last Information Age sub-theme is convergence of content, delivery, and multiple services favors media companies with powerful brands. Here, our holdings include Viacom and Walt  Disney.

4.
Industry Consolidation — Profit pressures and competitive forces will drive consolidation in the energy, financial services, and utility sectors. Also, increasing scale improves efficiency and returns. Some European financial conglomerates have excess capital and are seeking U.S. distribution. Jefferson Pilot is a fund holding that should benefit from this trend. A number of the multinational integrated oil companies have been acquiring North American reserves; Burlington Resources and Marathon Oil could appeal to acquirers.

5.
The Global Market Place — Open markets and new groups of global consumers provide growth opportunities, especially for companies that possess economies of scale and/or scope in their industry. Citigroup, Kimberly-Clark, Morgan Stanley, and Capital One Financial are a few of our holdings extending their market power internationally.

6.	Security Takes Center Stage — Complex global dynamics have replaced the predictability of the

The graph below illustrates the hypothetical investment of $10,000* in VISION Large Cap Value Fund (Class B Shares) (the “Fund”) from December 10, 1999 (start of performance) to April 30, 2002, compared to the Standard & Poor’s 500/Barra Value Index (S&P 500/BV).†

Average Annual Total Return For The Period Ended April 30, 2002**

1 Year (17.17)%	Start of Performance (12/10/99) (1.86)%

Growth of $10,000 Invested in VISION Large Cap Value Fund — Class B Shares

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a maximum 3.00% contingent deferred sales charge on any redemption less than 3 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect reinvestment of dividends on securities in the index.

**	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.
†	The S&P 500/BV is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

(continued on next page)

Cold War and the investment mainstream’s complacency regarding security has been shattered. Real increases in the defense budget have accelerated, favoring especially defense electronics powerhouse Raytheon. Both public facilities and services security infrastructure are getting a massive overhaul, which benefits Symbol Technologies and Tyco  International. Additionally, the value of North American sources of energy and power has increased, favoring El Paso Energy.

Bottom-Up: Intensive Security Analysis — GARP
We emphasize stocks with growth prospects that on average are greater than the earnings growth rate of our Value benchmark. This follows from our conviction that future stock prices will largely be determined by future earnings growth. However, we want to pay a low multiple for that growth. Our average forward P/E’s or price earnings ratios are lower than the average P/E multiple of the S&P Barra Value index. A favorable P/E to growth ratio (PEG ratio) is our primary metric of GARP or Growth-At-a-Reasonable Price.

Risk control

We utilize stringent risk control measures to minimize expected tracking error or expected variance from our benchmark — the value side of the S&P 500. As a result of our risk control process, we invest in many industry leaders such as AIG, Exxon-Mobil, Chevron-Texaco, SBC Communications, Verizon Communications,  Bellsouth, and Wells Fargo.

1
The S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. This index is unmanaged and investments cannot be made in an index.

2
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical  Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

VISION
Managed Allocation Funds

The past year threw one challenge after another at the financial markets. These challenges started with a slowing economy and the collapse first of Technology stocks and then other broad market sectors, such as Telecommunications during the spring and summer of 2001. On the heels of this negative pressure came the terrorist attacks of September 11 that left the economy further shaken and the markets roiled. As the calendar prepared to turn over a new year, investors were greeted with the unsettling news of Enron’s collapse and the subsequent waning confidence in the veracity of corporate financial statements.

In the face of all these unpleasant developments the three VISION Managed Allocation Funds were able to scratch out returns ranging from the negative single digits in the most aggressive mix to the low positive single digits in the most conservative mix. This track record during difficult times reaffirms our belief in the tried and true, disciplined and diversified approach of asset allocation. We think it also bodes well for investors once the financial markets find their footing and the nascent economic recovery develops some traction.

The Aggressive Growth Fund took the most volatile path to its (5.92)% total return (net asset value basis) or (10.62)% adjusted for the Fund’s sales charge for the year ended April 30, 2002. After a sluggish and slightly negative start last summer, the Fund lost over 12% of it’s value after September 11, only to recover close to 10% of that drop by December 31, 2001. A slight drop of around 1% for the year-to-date period ended April 30, 2002 capped off the Fund’s year. Central to the Aggressive Growth Fund’s ability to mitigate its losses over this most recent and very challenging annual measurement period was its exposure to small cap stocks1 on the equity side of the mix as well as its fixed income holdings. The small cap portion of the Fund posted returns of over 8% (net asset value basis) for the annual period while the fixed income component helped the fund weather the stormy markets in the fall of 2001.

The Moderate Growth Fund largely tracked the same path as its more aggressive sister fund but, as one would expect, did so in a more muted fashion. The Fund’s overall (2.39)% total return (net asset value basis) or (6.81)% adjusted for the Fund’s sales charge, for the year

The graph below illustrates the hypothetical investment of $10,000* in VISION Managed Allocation Fund —Aggressive Growth, Class A Shares (the “Fund”) from February 18, 1999 (start of performance) to April 30, 2002, compared to the Standard and Poor’s 500 Index (“S&P 500”) and the Lehman Brothers Aggregate Bond Index (“LBABI”)**.

Average Annual Total Return for the Period Ended April 30, 2002***

1 Year	Start of Performance (2/18/99)
(10.62%)	(1.12%)

Growth of $10,000 Invested in VISION Managed Allocation Fund — Aggressive Growth†

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge — $9,550). Effective  January 8, 2001, the maximum sales charge increased to 5.00%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBABI have been adjusted to reflect reinvestment of dividends on securities in the indices.

**
The S&P 500 and LBABI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indices are unmanaged.

***	Total returns quoted reflect all applicable sales charges.
†
VISION Managed Allocation Fund — Aggressive Growth is the successor to Governor Lifestyle Growth Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to  January 8, 2001, is historical information for Governor  Lifestyle Growth Fund.

(continued on next page)

ended April 30, 2002, owes to a weak start in the summer months of 2001, a drop of only around 7% in the quarter ended September 30, 2001, and a fairly strong recovery during the final six months of the fiscal year. The two biggest boosts to returns in the Moderate Growth Fund were its exposure to domestic small cap1 equities and its healthy exposure to the fixed income markets.

The Conservative Growth Fund took the slow and steady route to its annual total return of 1.60% (net asset value basis) or (2.45)% adjusted for the Fund’s sales charge, for the year ended April 30, 2002. The Fund’s hefty fixed income exposure helped it avoid deep losses during the quarter ended September 30, 2001. During that quarter the Fund only lost a little over 1% of its value. However, the Fund’s small but still significant exposure to the equity markets and it’s incorporation of small cap1 equities in particular allowed it to participate in the stock market recovery that began to take shape in late 2001 into early 2002. Consequently, the Conservative Growth Fund enjoyed a relatively smooth ride during the most recent annual investment cycle.

1	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

The graph below illustrates the hypothetical investment of $10,000* in VISION Managed Allocation Fund —Moderate Growth, Class A Shares (the “Fund”) from February 4, 1999 (start of performance) to April 30, 2002, compared to the Standard and Poor’s 500 Index (“S&P 500”) and the Lehman Brothers Aggregate Bond Index (“LBABI”).**
Average Annual Total Return For The Period Ended April 30, 2002***

1 Year (6.81)%	Start of Performance (2/4/99) 0.68%

Growth of $10,000 Invested in VISION Managed Allocation Fund — Moderate Growth†

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBABI have been adjusted to reflect reinvestment of dividends on securities in the indices.

**
The S&P 500 and LBABI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indices are unmanaged.

***	Total returns quoted reflect all applicable sales charges.
†
VISION Managed Allocation Fund — Moderate Growth is the successor to Governor Lifestyle Moderate Growth Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for Governor Lifestyle Moderate Growth Fund.

(continued on next page)

The graph below illustrates the hypothetical investment of $10,000* in VISION Managed Allocation Fund — Conservative Growth, Class A Shares (the “Fund”) from February 3, 1999 (start of performance) to April 30, 2002, compared to the Standard and Poor’s 500 Index (“S&P 500”) and the Lehman Brothers Aggregate Bond Index (“LBABI”).**

Average Annual Total Return For The Period Ended April 30, 2002***

1 Year	Start of Performance (2/3/99)
(2.45)%	1.69%

Growth of $10,000 Invested in VISION Managed Allocation Fund — Conservative Growth†

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective April 1, 2001 the maximum sales charge decreased to 4.00%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBABI have been adjusted to reflect reinvestment of dividends on securities in the indices.

**
The S&P 500 and LBABI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indices are unmanaged.

***	Total returns quoted reflect all applicable sales charges.
†
VISION Managed Allocation Fund — Conservative Growth is the successor to Governor Lifestyle Conservative Growth Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for Governor Lifestyle Conservative Growth Fund.

VISION
New York Municipal Income Fund

The last year has been up and down for the municipal bond market. Yields on ten-year municipal bonds declined modestly from 4.43% on April 30, 2001 to 4.18% on April 30, 2002 and declined from 5.32% to 5.19% for 30-year municipal bonds. However yields reached a low of 3.80% for the ten-year bond and 4.92% for the 30-year bond during November 2001. This was due to the economic fallout of the events of September 11 and the Treasury announcing the end of new issue of 30-year Treasury bonds. Over the last six months municipals have slightly outperformed the Treasury and other taxable fixed income markets. However over the last 12 months, municipals have generally underperformed the Treasury and other taxable markets.

VISION New York Municipal Income Fund posted a positive total return of 0.62% on a net asset value basis over the six months ended April 30, 2002 or (3.93%) adjusted for the Fund’s sales charge. The Lipper New York Municipal Debt Funds Index1 return for the same period was 0.77%. For the 12-month period ended April 30, 2002, the VISION New York Municipal Income Fund returned 5.74%, or 1.01% adjusted for the Fund’s sales charge, versus the Lipper return of 6.01%.

The Fund continues to emphasize high quality New York municipals while keeping the average maturity of the portfolio short to its benchmark. Over the last year the municipal yield curve has steepened, with short-term rates falling more than long-term rates over this time period. We expect the municipal bond market to perform in line with the taxable bond markets over the coming months, as supply remains fairly high and demand continues to be strong.

1
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The graph below illustrates the hypothetical investment of $10,000* in VISION New York Municipal Income Fund (the “Fund”) from September 22, 1993 (start of performance) to April 30, 2002, compared to the Lehman Brothers State General Obligation Bond Index (LBSGO) and the Lehman Brothers New York Tax-Exempt Index (LBNYTE).**

Average Annual Total Return For The Period Ended April 30, 2002***

1 Year	5 Years	Start of Performance (9/22/93)
1.01%	4.52%	4.73%

Growth of $10,000 Invested in VISION New York Municipal Income Fund

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBSGO and the LBNYTE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

**
The LBSGO and the LBNYTE are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indexes are unmanaged.

***	Total returns quoted reflect all applicable sales charges.

VISION
Pennsylvania Municipal Income Fund

The weak economic climate and the Federal Reserve Board’s aggressive rate cutting campaign created a positive environment for debt securities over the past year. Municipal bond yields followed Treasury yields lower over the twelve-month period ended April 30, 2002. Short maturity municipal yields declined the most, as evidenced by the one year “A” rated yield, which fell from 3.7% on April 30, 2001, to 2.2% on April 30, 2002.

The Pennsylvania economy, after showing steady growth during the 1990s, slowed with the national recession in the last year. Unemployment levels now more closely approximate the national average at 5.9%. However, conservative budgeting and a build-up of reserves over the economic expansionary years has produced very successful financial operations, allowing the state to retain its solid “AA” rating by S&P. (Moody’s “Aa2”; Fitch “AA”).

Municipal yields appear fairly valued relative to Treasurys and now stand at the middle of the range held over the past few years, but slightly above their long-term average. A steep yield curve and high cash levels continue to support an allocation to municipal bonds. New issuance of Pennsylvania municipal bonds has fallen sharply from its peak in January, which will provide further support to bond prices.

VISION Pennsylvania Municipal Income Fund posted a positive return of 5.80% on a net asset value basis over the last year ended April 30, 2002, or 1.06% adjusted for the Fund’s sales charge. The Lipper Pennsylvania Municipal Debt Fund Index1 return for the same period was 6.12%.

VISION Pennsylvania Municipal Income Fund currently has a duration2 strategy slightly below the benchmark duration. This strategy reflects our anticipation of an economic recovery continuing to develop over the next six months. Maturity preference on the yield curve currently favors the intermediate sector over the very short end of the curve.

1
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical  Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

2
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

The graph below illustrates the hypothetical investment of $10,000* in VISION Pennsylvania Municipal Income Fund (the “Fund”) from October 1, 1996 (start of performance) to April 30, 2002, compared to the Lehman Brothers Pennsylvania 1-12 Year Municipal Bond Index (LBP1-12MB) and the Lehman Brothers State General Obligation Bond Index (LBSGO).**

Average Annual Total Return For The Period Ended April 30, 2002***

1 Year	5 Years	Start of Performance (10/1/96)
1.06%	3.79%	3.81%

Growth of $10,000 Invested in VISION Pennsylvania Municipal Income Fund†

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBP1-12MB and the LBSGO have been adjusted to reflect reinvestment of dividends on securities in the indexes.

**
The LBP1-12MB and the LBSGO are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indexes are unmanaged.

***	Total returns quoted reflect all applicable sales charges.
†
VISION Pennsylvania Municipal Income Fund is the successor to Governor Pennsylvania Municipal Bond Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001 is historical information for Governor Pennsylvania Municipal Bond Fund.

VISION
Intermediate Term Bond Fund

The past year (May 1, 2001 – April 30, 2002) was highlighted by a weakening U.S. economy, a renewed awareness of terrorism, negative corporate earnings announcements, and declining interest rates. Beginning in early 2001, the Federal Reserve Board (Fed) moved aggressively to stimulate the economy, reducing the federal funds rate 11 times in calendar year 2001. The rate now stands at 1.75%, the lowest level in 40 years, with the Fed shifting to a neutral policy stance in recent months.

The weak economic climate and the Fed’s aggressive rate cutting campaign created a positive environment for debt securities. Treasury yields on the short end of the yield curve saw the greatest decline as the overall curve steepened dramatically. The Lehman Brothers Aggregate Bond Index1 posted a return of 7.84% for the twelve-month period ended April 30, 2002. That represented a performance gap of almost 20% between the bond index and the S&P 500 stock index.2 (S&P 500 –12.62% return over same period)

Recent economic data has turned from uniformly negative, to mixed. We do expect the economy to rebound as the year progresses. The economic recovery is on track but the Fed is in no hurry to raise interest rates, particularly in the absence of inflationary data. The Fed will more than likely shift to a restrictive policy later in 2002.

VISION Intermediate Term Bond Fund returned 6.34% on a net asset value basis over the one year period ended April 30, 2002, or 1.51% adjusted for the Fund’s sales charge. The Lipper Intermediate Investment Grade Debt Funds Index3 return for the same period was 6.52%.

VISION Intermediate Term Bond Fund currently maintains a slightly below benchmark duration.4 This duration strategy reflects our view that the macro environment remains unfriendly for Treasury securities. Bond yields are likely to drift higher rather than spike, but the key point is that the direction will be up, not down. Our sector preference favors corporates and mortgage-backed securities, which we believe will outperform Treasuries and agencies in an economic recovery and rising interest rate environment.

1
The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index.

2
The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical  Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

4
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

The graph below illustrates the hypothetical investment of $10,000* in VISION Intermediate Term Bond Fund (the “Fund”) from December 2, 1996 (start of performance) to April 30, 2002, compared to the Lipper Intermediate Investment Grade Debt Funds Average (“LIIGDFA”) and the Lehman Brothers Aggregate Bond Index (“LBABI”).**

Average Annual Total Return for the Period Ended April 30, 2002***

1 Year 1.51%	5 Years 5.10%	Start of Performance (12/02/96) 4.65%

Growth of $10,000 Invested in VISION Intermediate Term Bond Fund†

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of our guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LIIGDFA and LBABI have been adjusted to reflect reinvestment of dividends on securities in the indices.

**
The LIIGDFA and LBABI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indices are unmanaged.

***	Total returns quoted reflect all applicable sales charges.
†
VISION Intermediate Term Bond Fund is the successor to Governor Intermediate Term Income Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for Governor Intermediate Term Income Fund.

VISION
U.S. Government Securities Fund

The year has been a constructive period for the taxable bond market. Since our last report, yields on the 10-year Treasury note have declined from 5.34% on April 30, 2001 to 5.09% on April 30, 2002. The most noticeable trend in the market has been the steepening of the yield curve. Yields on very short maturities dropped by more than 200 basis points during the year as compared to the 25 basis points decrease in 10-year yields.

Over the past year the economy has been in a slow growth mode. The unemployment rate rose from 4.50% in April 2001 to 6.00% in April 2002. In addition, Gross Domestic Product was at only 0.3% during the second quarter of 2001 and actually declining to a (1.3)% during the third quarter of 2001 before rebounding to a very strong 5.8% in the first quarter of 2002. One bright spot has been the subdued inflation numbers. The Consumer Price Index declined to a 1.5% annual rate in March 2002 from an annualized rate of 3.3% in April 2001.

The Federal Reserve Board (Fed) has responded to the economic weakness by lowering the federal funds target rate by 175 basis points, from 3.50% to 1.75% by December and holding at that level through April. Most of the interest rate cuts were in response to the economic weakness brought on by the events of September 11. The Fed has since moved to a neutral bias in March 2002, indicating that they do not foresee any continuing weakness in the economy.

VISION U.S. Government Securities Fund posted a total return of (0.06)% on a net asset value basis for the 6-month period ending April 30, 2002 or (4.55)% adjusted for the Fund’s sales charge. The Lipper General U.S. Government Fund Index1 return for the same period was (1.22)%. For the 12-month period ended April 30, 2002, VISION U.S. Government Securities Fund returned 6.72% on a net asset value basis (1.97% adjusted for the Fund’s sales charge) versus the Lipper return of 6.98%.

VISION U.S. Government Securities Fund continues to emphasize government-guaranteed securities with yield advantages to U.S. Treasury securities. Within the mortgage-backed securities sector, we continue to favor very seasoned, low loan balance mortgages. These mortgages possess lower refinancing risks relative to newer production mortgages. The duration2 of the Fund has been shortened to about a half of a year shorter than the Lehman Brothers Aggregate Bond Index3 for the period ended April 30, 2002.

1
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical  Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

2
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

3
The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index.

The graph below illustrates the hypothetical investment of $10,000* in VISION U.S. Government Securities Fund (the “Fund”) from September 22, 1993 (start of performance) to April 30, 2002, compared to the Lehman Brothers Aggregate Bond Index (“LBABI”).**

Average Annual Total Return for the Period Ended April 30, 2002***

1 Year 1.97%	5 Years 5.95%	Start of Performance (9/22/93) 5.09%

Growth of $10,000 Invested in VISION U.S. Government Securities Fund

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBABI has been adjusted to reflect reinvestment of dividends on securities in the index.

**	The LBABI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.
***	Total returns quoted reflect all applicable sales charges.

VISION International Equity Fund
Portfolio of Investments
April 30, 2002

Shares		Value in U.S. Dollars

Common Stocks—92.7%
	Australia—2.5%
56,648	Lion Nathan Ltd.	$ 146,125
83,399	Mayne Nickless Ltd.	164,933
44,546	QBE Insurance Group Ltd.	174,996
6,400	Rio Tinto PLC	124,161
58,807	Westpac Banking Corp., Ltd.	513,231

	Total Australia	1,123,446

	Belgium—0.6%
12,589	Fortis AG	288,835

	Denmark—1.1%
12,700	Danske Bank AS	229,147
8,677	Novo Nordisk, Class B	254,279

	Total Denmark	483,426

	Finland—2.8%
35,000	Nokia Oyj	566,023
20,900	Sampo Oyj, Class A	161,094
15,900	UPM—Kymmene Oyj	555,506

	Total Finland	1,282,623

	France—10.5%
15,534	AXA	329,408
8,484	Alcatel	106,035
11,230	Aventis SA	797,335
9,183	BNP Paribas SA	479,592
3,714	Cap Gemini SA	216,541
2,340	Compagnie de St. Gobain	400,340
3,840	France Telecommunications	93,220
24,764	(1)Gemplus International SA	36,793
2,250	L’Air Liquide	348,069
7,013	Societe Generale	479,929
3,660	Suez Lyonnaise des Eaux SA	108,921
8,275	Total Fina SA, Class B	1,253,296
3,051	Unibail (Union du Credit-Bail Immobilier)	179,260

	Total France	4,828,739

	Germany—3.7%
1,452	Allianz AG Holdings	341,834
4,097	Altana AG	231,568
12,050	Bayer AG	394,630
7,850	Deutsche Telekom AG, Class REG	104,190
2,300	E.ON AG	119,727
2,039	Muenchener Rueckversicherungs-Gesellschaft AG	504,923

	Total Germany	1,696,872

	Hong Kong—1.0%
49,000	Esprit Holdings Ltd.	94,242
42,500	Hong Kong Electric Holdings Ltd.	161,302
22,000	Sun Hung Kai Properties Ltd.	191,818

	Total Hong Kong	447,362

	Ireland—1.6%
16,200	Bank of Ireland	188,176
Shares		Value in U.S. Dollars

Common Stocks—continued
	Ireland—continued
21,001	CRH PLC	$ 359,297
85,000	Jefferson Smurfit Group PLC	205,526

	Total Ireland	752,999

	Italy—3.8%
18,831	Assicurazioni Generali SPA	454,770
57,415	ENI SPA	881,474
37,187	Sanpaolo IMI SPA	414,210

	Total Italy	1,750,454

	Japan—16.4%
5,950	Aiful Corp.	412,709
14,100	Benesse Corp.	311,736
10,000	Canon, Inc.	383,013
10,000	Daikin Industries Ltd.	181,386
400	Fast Retailing Co., Ltd.	10,650
14,000	Fuji Photo Film Co., Ltd.	444,669
2,400	Hoya Corp.	178,615
60	KDDI Corp.	156,942
9,000	Kao Corp.	175,859
7,000	Matsushita Electric Industrial Co., Ltd.	93,729
35,000	Minebea Co.	228,874
30,000	Mitsubishi Corp.	224,904
28,000	Mitsubishi Estate Co., Ltd.	202,717
35,000	Mitsui Mining & Smelting Co.	129,695
4,400	Murata Manufacturing Co., Ltd.	278,479
1,600	Nintendo Corp., Ltd.	224,203
7,000	Ono Pharmaceutical Co., Ltd.	228,874
4,000	ORIX Corp.	331,634
1,800	Rohm Co., Ltd.	268,343
11,000	Sekisui House Ltd.	75,614
8,400	Sony Corp.	451,209
40,000	Sumitomo Chemical Co., Ltd.	169,086
10,000	Takeda Chemical Industries Ltd.	437,507
4,200	Takefuji Corp.	303,421
29,900	Toyota Motor Corp.	814,682
102	West Japan Railway Co.	394,644
69,200	Yasuda Fire & Marine Insurance Co.	385,178

	Total Japan	7,498,372

	Netherlands—7.0%
19,989	ABN AMRO Holdings NV	395,980
18,892	Ahold NV	472,063
4,900	Akzo Nobel NV	210,506
59,242	Elsevier NV	821,504
7,200	ING Groep NV	189,959
11,980	Koninklijke (Royal) Philips Electronics NV	369,684
10,813	VNU—Verenigde Nederlandse Uitgeversbedrijven	326,171
11,000	Vedior NV	152,239
13,673	Wolters Kluwer NV	277,017

	Total Netherlands	3,215,123

VISION International Equity Fund

Shares		Value in U.S. Dollars

Common Stocks—continued
	Norway—0.5%
57,900	Telenor ASA	$ 228,707

	Portugal—0.9%
170,851	Electricidade de Portugal SA	352,300
10,852	Portugal Telecom SGPS SA	79,151

	Total Portugal	431,451

	Singapore—1.5%
41,000	DBS Group Holdings Ltd.	316,698
151,000	Neptune Orient Lines Ltd.	93,310
220,000	Singapore Technologies Engineering Ltd.	254,903

	Total Singapore	664,911

	Spain—2.1%
74,729	Banco Santander Central Hispano, SA	691,738
25,655	Telefonica SA	274,440

	Total Spain	966,178

	Sweden—3.1%
8,400	Sandvik AB	194,286
12,870	Svenska Cellulosa AB, Class B	436,504
24,690	Svenska Handelsbanken AB, Class A	373,109
54,720	Swedish Match AB	430,741

	Total Sweden	1,434,640

	Switzerland—6.6%
8,945	Compagnie Financiere Richemont AG	202,713
783	Givaudan SA	291,636
3,226	Nestle SA	761,914
21,287	Novartis AG	891,963
7,700	Roche Holding AG	582,848
2,860	Swiss Re	288,354

	Total Switzerland	3,019,428

	United Kingdom—27.0%
21,288	Abbey National Bank PLC, London	338,298
51,688	Allied Domecq PLC	330,894
13,000	BAA PLC	122,136
86,722	BP PLC	739,600
106,153	BT Group PLC	398,926
86,596	Barclays PLC	758,076
28,750	Brambles Industries PLC	142,383
60,641	Carlton Communications PLC	218,616
32,000	Charter PLC	90,892

Shares		Value in U.S. Dollars

Common Stocks—continued
	United Kingdom—continued
23,532	Compass Group PLC	$ 146,362
96,582	(1)Dimension Data Holdings PLC	85,464
4,767	EMAP PLC	57,042
37,985	Electrocomponents PLC	240,681
3,537	Exel PLC	45,337
78,638	Gallaher Group PLC	681,538
37,859	GlaxoSmithKline PLC	915,414
39,501	HSBC Holdings PLC	466,051
115,000	Invensys PLC	180,072
46,850	Kingfisher PLC	261,707
23,927	Lloyds TSB Group PLC	274,983
33,413	Matalan PLC	170,708
58,525	National Grid Co., PLC	419,418
33,564	Prudential PLC	356,892
24,000	Reckitt Benckiser PLC	424,745
65,472	Rentokil Initial PLC	257,967
124,193	Rolls-Royce PLC	343,709
27,321	Royal Bank of Scotland PLC	783,181
78,576	Safeway PLC	347,940
39,519	Scottish & Southern Energy PLC	388,553
32,602	Scottish Power PLC	187,578
164,857	Shell Transport & Trading Co., PLC	1,173,039
25,991	Stagecoach Group PLC	28,772
620,573	Vodafone Group PLC	1,001,099

	Total United Kingdom	12,378,073

	Total Common Stocks (identified cost $40,594,622)	42,491,639

	Preferred Stocks—0.9%
	Australia—0.9%
5,600	National Australia Bank, Pfd.	188,300
39,411	News Corp. Ltd., Pfd.	217,302

	Total Preferred stocks (identified cost $403,948)	405,602

	Mutual Fund—2.5%
1,138,671	Seven Seas Money Market Fund (at net asset value)	1,138,671

	Total Investments (identified cost $42,137,241)	$44,035,912

(See Notes to Portfolios of Investments)

VISION Small Cap Stock Fund
Portfolio of Investments
April 30, 2002

Shares		Value

Common Stocks—96.9%
	Aerospace/Defense Equipment—1.1%
11,000	(1)FLIR Systems, Inc.	$ 438,647
51,500	GenCorp, Inc.	808,550

	Total	1,247,197

	Autos—2.1%
24,300	(1)American Axle & Manufacturing Holdings, Inc.	801,900
29,000	ArvinMeritor, Inc.	919,300
12,100	BorgWarner, Inc.	756,008

	Total	2,477,208

	Banking—9.1%
22,700	BSB Bancorp, Inc.	679,411
80,100	BankAtlantic Bancorp, Inc., Class A	1,021,275
52,400	Colonial BancGroup, Inc.	838,400
5,000	Corus Bankshares, Inc.	251,295
4,500	First Citizens Bancshares, Inc., Class A	491,400
19,400	First Essex Bancorp, Inc.	643,886
25,500	Flagstar Bancorp, Inc.	754,800
65,400	Gold Banc Corp., Inc.	654,000
9,500	Hudson River Bancorp, Inc.	231,506
35,600	Independence Community Bank Corp.	1,160,204
19,100	Independent Bank Corp.—Michigan	596,302
10,700	Provident Bankshares Corp.	278,842
51,920	Republic Bancorp, Inc.	768,416
9,700	(1)Southwest Bancorporation of Texas, Inc.	339,791
47,200	Staten Island Bancorp, Inc.	941,640
25,000	United Bankshares, Inc.	800,000

	Total	10,451,168

	Business Services—3.7%
23,800	Banta Corp.	894,880
31,200	(1)DoubleClick, Inc.	242,112
13,600	(1)EMCOR Group, Inc.	827,560
80,500	(1)Labor Ready, Inc.	724,500
17,400	New England Business Service, Inc.	487,200
13,000	Unifirst Corp.	353,080
34,200	Wallace Computer Services, Inc.	743,850

	Total	4,273,182

	Capital Goods—1.7%
34,300	(1)Griffon Corp.	658,560
15,600	Kennametal, Inc.	618,696
5,200	(1)Wireless Facilities, Inc.	23,504
18,700	York International Corp.	680,867

	Total	1,981,627

	Coal Exploration & Mining—0.3%
15,300	Arch Coal, Inc.	339,660

	Computers—0.5%
4,100	(1)Avid Technology, Inc.	42,189
54,100	(1)Gerber Scientific, Inc.	243,450
116,800	(1)Immersion Corp.	275,648

	Total	561,287

Shares		Value

Common Stocks—continued
	Computers-Hardware—1.0%
53,400	(1)Hutchinson Technology, Inc.	$ 956,394
33,600	(1)Riverstone Networks, Inc.	157,920

	Total	1,114,314

	Computers-Networks—0.2%
4,700	(1)F5 Networks, Inc.	61,194
30,200	(1)Foundry Networks, Inc.	171,838

	Total	233,032

	Computers-Services—8.0%
83,000	(1)Affiliated Computer Services, Inc., Class A	4,487,810
9,500	(1)Carreker Corp.	94,905
20,300	(1)Checkfree Corp.	413,308
35,700	(1)Checkpoint Systems, Inc.	615,825
92,000	(1)Computer Network Technology, Corp.	877,680
21,500	(1)Digital Insight Corp.	408,715
13,600	(1)Gtech Holdings Corp.	814,776
53,600	(1)Identix, Inc.	404,680
24,400	(1)Imation Corp.	734,196
8,200	(1)LendingTree, Inc.	110,700
9,800	(1)United Online, Inc.	83,364
18,700	(1)Visionics Corp.	189,244

	Total	9,235,203

	Computers-Software—6.1%
40,100	(1)Ansys, Inc.	1,022,550
143,690	(1)Corillian Corp.	418,138
112,700	(1)Digimarc Corp.	1,687,119
6,800	(1)Echelon Corp.	107,440
2,900	(1)HPL Technologies, Inc.	34,684
40,500	(1)Information Resources, Inc.	415,125
18,000	(1)MatrixOne, Inc.	124,200
3,000	(1)Mentor Graphics Corp.	57,900
21,800	(1)NetIQ Corp.	488,974
265,700	(1)ONYX Software Corp.	959,177
261,700	(1)Red Hat, Inc.	1,201,203
11,200	(1)Roxio, Inc.	238,000
37,500	(1)Viewpoint Corp.	225,000
9,800	(1)VitalWorks, Inc.	74,284

	Total	7,053,794

	Consumer Cyclical—1.9%
13,600	(1)Action Performance Cos., Inc.	639,880
11,900	(1)JAKKS Pacific, Inc.	229,313
10,800	Polaris Industries, Inc., Class A	813,240
27,700	(1)Salton, Inc.	475,055

	Total	2,157,488

	Consumer Finance—0.1%
13,300	Metris Cos., Inc..	173,432

	Data Processing—1.9%
40,000	(1)ChoicePoint, Inc.	2,217,600

	Education—0.9%
6,000	Strayer Education, Inc.	339,660
13,300	(1)Sylvan Learning Systems, Inc.	367,080

VISION Small Cap Stock Fund

Shares		Value

Common Stocks—continued
	Education—continued
44,800	(1)The Princeton Review, Inc.	$ 318,080

	Total	1,024,820

	Electric Utilities—1.8%
5,000	CH Energy Group, Inc.	256,950
15,700	El Paso Electric Co.	244,920
8,600	IDACORP, Inc.	325,424
24,600	PNM Resources, Inc.	713,400
9,400	UIL Holdings Corp.	530,160

	Total	2,070,854

	Electronic Components—2.6%
24,600	(1)Active Power, Inc.	103,320
3,000	Alpha Industries, Inc.	36,750
7,900	(1)Anixter International, Inc.	228,705
6,400	(1)Credence Systems Corp.	129,536
13,100	(1)Cree Inc.	154,449
3,400	(1)FEI Co.	89,862
60,200	Methode Electronics, Inc., Class A	690,494
4,100	(1)OmniVision Technologies, Inc.	48,708
147,700	(1)Pixelworks, Inc.	1,472,569

	Total	2,954,393

	Entertainment—1.8%
23,900	(1)Aztar Corp.	556,153
36,900	(1)Pixar, Inc.	1,490,760

	Total	2,046,913

	Financial Services—2.2%
28,600	Commercial Federal Corp.	840,840
49,700	(1)Friedman, Billings, Ramsey Group, Inc., Class A	446,803
32,300	Seacoast Financial Services Corp.	691,220
12,390	UMB Financial Corp.	592,502

	Total	2,571,365

	Home Building—2.9%
14,000	M/I Schottenstein Homes, Inc.	884,800
9,800	Ryland Group, Inc.	1,078,000
20,200	(1)Toll Brothers, Inc.	600,950
55,100	Walter Industries, Inc.	743,850

	Total	3,307,600

	Home Decoration Products—1.0%
44,900	Leggett and Platt, Inc.	1,180,870

	Insurance—3.2%
18,500	AmerUs Group Co.	697,080
17,400	Commerce Group, Inc.	702,264
14,700	First American Corp.	324,870
95,400	Fremont General Corp.	666,846
11,000	Presidential Life Corp.	273,900
14,200	StanCorp Financial Group, Inc.	830,700
46,400	Vesta Insurance Group, Inc.	212,048

	Total	3,707,708

	Manufacturing—9.3%
32,700	Albany International Corp., Class A	823,386
48,900	(1)American Greetings Corp., Class A	867,975
7,700	Ameron International, Inc.	568,645

Shares		Value

Common Stocks—continued
	Manufacturing—continued
27,600	Ball Corp.	$ 1,312,380
44,700	Cooper Tire & Rubber Co.	1,108,560
51,200	General Cable Corp.	587,776
20,800	Harsco Corp.	884,000
12,100	M.D.C. Holdings, Inc.	611,050
19,000	Quanex Corp.	684,000
19,700	(1)Shaw Group, Inc.	601,441
24,400	(1)Symyx Technologies, Inc.	479,216
35,300	Timken Co.	940,745
27,600	Valspar Corp.	1,270,980

	Total	10,740,154

	Medical Products & Supplies—2.3%
16,900	(1)Align Technology, Inc.	65,065
39,200	(1)Bioject Medical Technologies, Inc.	139,944
15,000	(1)ICU Medical, Inc.	570,150
47,500	Mentor Corp.	1,902,375

	Total	2,677,534

	Oil & Gas Exploration & Production—1.8%
13,900	(1)Core Laboratories NV	208,500
15,200	Frontier Oil Corp.	319,200
40,000	Patina Oil & Gas Corp.	1,448,000

	Total	1,975,700

	Pharmaceuticals—10.6%
39,507	(1)Abgenix, Inc.	557,444
100,900	(1)AeroGen, Inc.	171,530
7,900	(1)Albany Molecular Research, Inc.	191,575
53,600	(1)Alkermes, Inc.	1,079,504
47,000	(1)Amylin Pharmaceuticals, Inc.	446,030
12,500	(1)ArQule, Inc.	118,750
48,000	(1)AtheroGenics, Inc.	388,320
12,100	(1)Atrix Laboratories, Inc.	289,916
33,800	(1)Celgene Corp.	668,564
42,729	(1)Cell Genesys, Inc.	607,179
50,700	(1)Corixa Corp.	278,343
22,000	(1)Cubist Pharmaceuticals, Inc.	307,560
39,100	(1)Dendreon Corp.	169,303
31,000	(1)Endo Pharmaceuticals Holdings, Inc.	358,670
13,300	(1)Esperion Therapeutics, Inc.	66,752
23,600	(1)First Horizon Pharmaceutical Corp.	614,544
10,800	(1)Gene Logic, Inc.	167,724
27,900	(1)Genta, Inc.	374,892
13,400	(1)Inhale Therapeutic Systems, Inc.	105,860
15,600	(1)Illumina, Inc.	131,040
50,100	(1)Incyte Genomics, Inc.	411,321
40,000	(1)Integra Lifesciences Corp.	780,000
8,000	(1)La Jolla Pharmaceutical Co.	58,160
36,100	(1,2)La Jolla Pharmaceutical Co.	262,447
5,800	(1)Lexicon Genetics, Inc.	46,400
212,500	(1)Paradigm Genetics, Inc.	384,625
22,750	(1)Pharmacopedia, Inc.	263,900
5,500	(1)Sangamo BioSciences, Inc.	48,180
4,600	(1)Scios, Inc.	142,278
35,200	(1)Syncor International Corp.	1,100,352
12,800	(1)Telik, Inc.	133,120
73,400	(1)Third Wave Technologies, Inc.	231,210

VISION Small Cap Stock Fund

Shares		Value

Common Stocks—continued
	Pharmaceuticals—continued
37,400	(1)Transgenomic, Inc.	$ 226,233
70,900	(1)US Oncology, Inc.	680,640
23,700	(1)Versicor, Inc.	296,961
38,900	(1)ViroPharma, Inc.	136,150

	Total	12,295,477

	Retail-Apparel—2.6%
24,000	(1)American Eagle Outfitters, Inc.	610,320
3,150	(1)Chicos Fas, Inc.	113,652
8,700	(1)Coach, Inc.	487,200
3,800	(1)Kenneth Cole Productions, Inc., Class A	102,600
25,500	(1)Polo Ralph Lauren Corp.	733,125
22,700	(1)Quiksilver, Inc.	553,880
13,400	(1)Stage Stores, Inc.	428,666

	Total	3,029,443

	Retail-Equipment—0.7%
17,600	(1)Insight Enterprises, Inc.	459,360
19,700	(1)Paxar Corp.	328,990

	Total	788,350

	Retail-Food—3.1%
34,900	Dole Food Co., Inc.	1,161,123
11,200	(1)The Great Atlantic & Pacific Tea Co., Inc.	286,944
23,100	Interstate Bakeries Corp.	570,570
34,400	(1)Whole Foods Market, Inc.	1,608,544

	Total	3,627,181

	Retail-Restaurants—1.9%
26,900	Landry’s Restaurants, Inc.	745,130
37,900	Lone Star Steakhouse & Saloon, Inc.	739,050
22,100	(1)Ryan’s Family Steak Houses, Inc.	579,020
25,200	(1)Smith & Wollensky Restaurant Group, Inc.	146,160

	Total	2,209,360

	Retail-Specialty—2.8%
6,200	(1)Cost Plus, Inc.	182,590
29,400	(1)Rex Stores Corp.	440,412
42,400	Shopko Stores, Inc.	883,192
22,300	(1)Sonic Automotive, Inc.	857,435
66,900	(1)Sports Authority, Inc.	852,306

	Total	3,215,935

Shares		Value

Common Stocks—continued
	Semiconductor—1.8%
1,400	(1)Dupont Photomasks, Inc.	$ 54,572
79,000	(1)Lattice Semiconductor Corp.	936,150
7,400	Microsemi Corp.	98,050
2,900	(1)Mykrolis Corp.	42,746
89,600	(1)TriQuint Semiconductor, Inc.	908,544

	Total	2,040,062

	Technology—0.9%
25,000	(1)Bruker Daltonics, Inc.	186,750
18,600	(1)Macrovision Corp.	413,478
19,700	(1)Plantronics, Inc.	414,882

	Total	1,015,110

	Telecommunications—2.7%
26,300	(1)ClearOne Communications, Inc.	431,057
30,800	Inter-Tel, Inc.	631,708
14,000	(1)Metro One Telecommunications, Inc.	249,200
63,300	(1)Polycom, Inc.	1,305,246
12,000	(1)SonicWALL, Inc.	89,040
99,800	(1)Sonus Networks, Inc.	274,450
12,800	(1)ViaSat, Inc.	136,064

	Total	3,116,765

	Tobacco—0.4%
20,400	Standard Commercial Corp.	421,260

	Transportation—1.3%
9,200	Alexander and Baldwin, Inc.	249,964
34,800	(1)Hawaiian Airlines, Inc.	109,968
25,100	Ryder Systems, Inc.	711,836
7,100	USFreightways Corp.	237,495
9,400	(1)Yellow Corp.	253,518

	Total	1,562,781

	Utilities—0.6%
20,600	UGI Corp.	648,900

	Total Common Stocks (identified cost $88,315,515)	111,744,727

Mutual Fund—3.3%
3,829,080	Seven Seas Money Market Fund (at net asset value)	3,829,080

	Total Investments (identified cost $92,144,595)	$115,573,807

(See Notes to Portfolios of Investments)

VISION Mid Cap Stock Fund
Portfolio of Investments
April 30, 2002

Shares		Value

Common Stocks—97.7%
	Auto Parts & Equipment—4.3%
15,400	Borg-Warner Automotive, Inc.	$ 962,192
16,000	Goodrich (B.F.) Co.	510,720
9,100	Harley Davidson, Inc.	482,209
7,400	Ingersoll-Rand Co., Class A	369,630
4,100	Johnson Controls, Inc.	353,625
27,000	(1)Lear Corp.	1,388,070
21,700	Superior Industries International, Inc.	1,119,069

	Total	5,185,515

	Basic Materials—1.2%
12,100	Ball Corp.	575,355
24,200	Lubrizol Corp.	834,416

	Total	1,409,771

	Chemicals—2.5%
13,000	Avery Dennison Corp.	832,650
14,500	Eastman Chemical Co.	639,450
15,000	Praxair, Inc.	856,500
90,000	Solutia, Inc.	752,400

	Total	3,081,000

	Communication Services—1.5%
9,400	CenturyTel, Inc.	260,380
11,100	(1)Echostar Communications Corp., Class A	301,920
36,500	(1)Westwood One, Inc.	1,314,000

	Total	1,876,300

	Computer Services—5.3%
20,600	(1)Arbitron, Inc.	708,022
16,400	(1)Affiliated Computer Services, Inc., Class A	886,748
16,200	(1)Anthem, Inc.	1,104,840
50,000	(1)BEA Systems, Inc.	536,000
58,000	(1)BMC Software, Inc.	838,680
29,600	(1)Brocade Communications Systems, Inc.	757,464
17,600	(1)Computer Sciences Corp.	789,360
44,000	(1)Network Appliance, Inc.	767,800

	Total	6,388,914

	Commercial Services & Supplies—0.6%
23,000	(1)Bisys Group, Inc.	786,600

	Computer Software—5.2%
26,400	(1)Electronic Arts, Inc.	1,558,920
24,700	(1)Intuit, Inc.	967,746
57,600	(1)Network Associates, Inc.	1,022,400
39,300	Reynolds & Reynolds Co., Class A	1,138,128
34,400	(1)SunGuard Data Systems, Inc.	1,023,744
21,000	(1)Veritas Software Corp.	595,140

	Total	6,306,078

	Data Processing—0.5%
13,800	(1)Fiserv, Inc.	613,548

	Electronic Components—1.9%
12,600	(1)Analog Devices, Inc.	465,696
16,900	Linear Technology Corp.	656,734
Shares		Value

Common Stocks—continued
	Electronic Components—continued
10,600	(1)Qlogic Corp.	$ 484,526
17,300	(1)Xilinx, Inc.	653,248

	Total	2,260,204

	Electronic Equipment—0.8%
43,700	(1)Vishay Intertechnology, Inc.	960,963

	Energy—4.2%
43,500	Aquila, Inc.	697,740
15,000	Dominion Resources, Inc.	996,300
29,500	Entergy Corp.	1,368,800
42,900	Energy East Corp.	943,371
50,000	(1)Mirant Corp.	604,000
19,500	Potomac Electric Power Co.	445,770

	Total	5,055,981

	Financial-Diversified—2.2%
5,400	Hartford Financial Services Group, Inc.	374,220
34,000	National Commerce Financial Corp.	951,660
50,000	SouthTrust Corp.	1,334,000

	Total	2,659,880

	Financial Services—2.6%
42,000	Charter One Financial, Inc.	1,485,960
31,800	TCF Financial Corp.	1,655,190

	Total	3,141,150

	Food & Beverages—2.5%
20,300	Corn Products International, Inc.	671,930
29,800	Hormel Foods Corp.	736,060
15,000	Kellogg Co.	538,800
25,000	PepsiAmericas, Inc.	381,250
27,400	Sensient Technologies Corp.	684,726

	Total	3,012,766

	Hardware Tools—1.3%
32,800	Black & Decker Corp.	1,596,704

	Healthcare—7.9%
48,800	(1)DaVita, Inc.	1,264,896
46,600	(1)First Health Group Corp.	1,351,400
50,000	(1)Health Management Associates, Inc., Class A	1,067,000
32,800	(1)Lincare Holdings, Inc.	1,032,544
20,000	(1)Province Healthcare Co.	770,200
24,900	(1)Triad Hospitals, Inc.	1,045,800
19,500	(1)Trigon Healthcare, Inc.	1,962,870
22,500	(1)Universal Health Services, Inc., Class B	1,047,375

	Total	9,542,085

	Healthcare-Medical Product/Supplies—3.2%
14,500	Cambrex Corp.	595,805
12,300	Hillenbrand Industries, Inc.	794,580
26,400	(1)King Pharmaceuticals, Inc.	827,376
39,400	Mylan Laboratories, Inc.	1,043,312
8,000	(1) St. Jude Medical, Inc.	665,680

	Total	3,926,753

VISION Mid Cap Stock Fund

Shares		Value

Common Stocks—continued
	Home Building—1.0%
20,900	Centex Corp.	$ 1,176,670

	Hotels & Motels—0.5%
34,700	Hilton Hotels Corp.	567,692

	Insurance—3.7%
17,400	Everest Re Group, Ltd.	1,181,460
12,000	Gallagher (Arthur J.) & Co.	433,200
11,400	PMI Group, Inc.	924,768
25,700	Radian Group, Inc.	1,333,830
34,800	(1)Travelers Property Casualty Corp., Class A	646,932

	Total	4,520,190

	Insurance-Life/Health—4.0%
15,600	Lincoln National Corp.	747,240
20,000	PartnerRe Ltd.	1,079,600
26,200	Protective Life Corp.	834,732
25,000	(1)Prudential Financial	802,500
15,000	Torchmark Corp.	613,350
8,100	XL Capital Ltd.	764,235

	Total	4,841,657

	Manufacturing-Diversified—1.2%
15,000	(1)Agilent Technologies, Inc.	450,750
14,300	Danaher Corp.	1,023,594

	Total	1,474,344

	Medical-Product & Supplies—0.8%
5,400	(1)Laboratory Corporation of America Holdings	535,680
12,000	McKesson Corp.	484,680

	Total	1,020,360

	Metal—1.9%
30,400	Precision Castparts Corp.	1,075,248
80,500	Worthington Industries, Inc.	1,191,400

	Total	2,266,648

	Natural Gas-Distribution-Pipe Line—1.4%
28,200	NiSource, Inc.	623,220
40,300	Sempra Energy	1,030,471

	Total	1,653,691

	Office Equipment—1.2%
24,000	Diebold, Inc.	907,680
12,000	Pitney Bowes, Inc.	505,200

	Total	1,412,880

	Oil-Field Services—0.4%
11,700	Baker Hughes, Inc.	440,856

	Oil & Gas-Drilling & Equipment—2.0%
12,400	(1)Cooper Cameron Corp.	680,016
11,200	ENSCO International, Inc.	378,112
32,900	(1)Noble Corp.	1,426,215

	Total	2,484,343

	Oil & Gas-Exploration & Production—2.2%
10,120	Apache Corp.	590,299
14,100	(1)Smith International, Inc.	987,705

Shares		Value

Common Stocks—continued
	Oil & Gas-Exploration & Production—continued
22,900	(1)Weatherford International, Inc.	$ 1,142,023

	Total	2,720,027

	Oil & Gas-Refining & Marketing—3.7%
12,800	Amerada-Hess Corp.	984,064
26,200	Conoco, Inc.	734,910
25,600	Imperial Oil Ltd.	757,504
11,000	Murphy Oil Corp.	1,037,850
29,900	Sunoco, Inc.	1,027,962

	Total	4,542,290

	Paper & Forest Products—1.1%
98,400	Abitibi-Consolidated, Inc.	885,600
14,500	Georgia-Pacific Corp.	420,210

	Total	1,305,810

	Personal Products—0.5%
11,000	Avon Products, Inc.	614,350

	Railroad—0.6%
37,000	Norfolk Southern Corp.	792,910

	Regional Banks—3.4%
32,400	Amsouth Bancorporation	735,804
42,000	First Tennessee National Corp.	1,623,720
35,000	North Fork Bancorp, Inc.	1,351,700
9,000	Union Planters Corp.	450,990

	Total	4,162,214

	Retail—2.4%
4,600	(1)Best Buy Co., Inc.	342,010
29,800	(1)CDW Computer Centers, Inc.	1,633,040
29,000	Circuit City Stores, Inc.	625,240
11,000	Radioshack Corp.	343,200

	Total	2,943,490

	Retail-Discounters—2.6%
46,000	Family Dollar Stores, Inc.	1,591,600
44,800	Penney (J.C.) Co., Inc.	973,952
13,000	TJX Cos., Inc.	566,540

	Total	3,132,092

	Retail-Restaurants—2.1%
13,500	(1)Brinker International, Inc.	464,940
23,000	Darden Restaurants, Inc.	917,700
31,400	Wendy’s International, Inc.	1,174,360

	Total	2,557,000

	Retail-Specialty—2.0%
8,800	(1)AutoZone, Inc.	668,800
24,600	(1)Bed, Bath & Beyond, Inc.	914,382
10,900	(1)Kohl’s Corp.	803,330

	Total	2,386,512

	Semiconductor—2.5%
83,100	(1)Applied Micro Circuits Corp.	560,925
10,400	(1)KLA-Tencor Corp.	613,288
34,100	(1)Lam Research Corp.	875,006
6,200	(1)Maxim Integrated Products, Inc.	308,760
22,600	(1)Teradyne, Inc.	744,670

	Total	3,102,649

VISION Mid Cap Stock Fund

Shares		Value

Common Stocks—continued
	Services-Advertising/Marketing—0.4%
5,300	Omnicom Group, Inc.	$ 462,372

	Services-Commercial & Consumer—2.8%
37,200	(1)Concord EFS, Inc.	1,212,348
30,800	(1)Convergys Corp.	852,236
21,200	Donnelley (R.R.) & Sons Co.	677,552
15,000	Ecolab, Inc.	658,650

	Total	3,400,786

	Steel—0.7%
73,200	AK Steel Holding Corp.	897,432

	Technology—2.7%
9,500	General Dynamics Corp.	922,355
7,200	(1)Mercury Interactive Corp.	268,344
17,500	(1)Novellus Systems, Inc.	829,500
37,200	(1)Symantec Corp.	1,317,252

	Total	3,337,451

Shares		Value

Common Stocks—continued
	Telecommunication Equipment—0.3%
11,400	Harris Corp.	$ 412,794

	Telecommunication Services—0.4%
23,800	Scientific-Atlanta, Inc.	476,000

	Tobacco—1.5%
45,200	UST, Inc.	1,798,960

	Total Common Stocks (identified cost $100,896,621)	118,708,682

Mutual Fund—1.7%
2,015,459	Seven Seas Money Market Fund (at net asset value)	2,015,459

	Total Investments (identified cost $102,912,080)	$120,724,141

(See Notes to Portfolios of Investments)

VISION Large Cap Growth Fund
Portfolio of Investments
April 30, 2002

Shares		Value

Common Stocks—97.5%
	Beverages—7.6%
12,900	Coca-Cola Co. (The)	$ 716,079
10,400	PepsiCo, Inc.	539,760

	Total	1,255,839

	Capital Equipment Services—2.7%
8,200	Caterpillar, Inc.	447,884

	Computers-Services—4.1%
12,600	Electronic Data Systems Corp.	683,676

	Computers-Software—3.4%
11,500	(1)BEA Systems, Inc.	123,280
5,200	(1)Electronic Arts, Inc.	307,060
5,300	(1)Siebel Systems, Inc.	128,207

	Total	558,547

	Consumer Basics—4.2%
13,000	Colgate-Palmolive Co.	689,130

	Consumer Cyclical—3.4%
19,900	Masco Corp.	559,190

	Consumer Non-Cyclical—3.7%
17,500	Gillette Co.	620,900

	Cosmetics & Toiletries—4.6%
8,400	Procter & Gamble Co.	758,184

	Distribution/Wholesale—2.4%
10,000	Costco Wholesale Corp.	402,000

	Entertainment—3.5%
25,100	Disney (Walt) Co.	581,818

	Financial Services Diversified—8.9%
8,500	Bank of New York Co., Inc.	311,015
16,200	Citigroup, Inc.	701,460
4,600	Marsh & McLennan Cos., Inc.	464,968

	Total	1,477,443

	Health Care-Drugs/Pharmaceuticals—10.0%
10,600	(1)Amgen, Inc.	560,528
20,800	Pfizer, Inc.	756,080
8,100	Pharmacia Corp.	333,963

	Total	1,650,571

	Medical—4.2%
15,400	Medtronic, Inc.	688,226

Shares		Value

Common Stocks—continued
	Medical Products—6.7%
14,400	Johnson & Johnson	$ 919,584
2,800	Lilly (Eli) & Co.	184,940

	Total	1,104,524

	Hotels & Motels—2.3%
8,600	Marriott International, Inc., Class A	377,884

	Industrial Conglomerates—3.2%
4,200	3M Co.	528,360

	Insurance—4.0%
9,550	American International Group, Inc.	660,096

	Oil-Field Services—5.8%
3,200	GlobalSantaFe Corp.	112,288
8,500	Schlumberger Ltd.	465,375
10,900	Transocean, Inc.	386,950

	Total	964,613

	Retail—3.1%
11,000	Home Depot, Inc.	510,070

	Service-Commercial & Consumer—1.2%
5,100	Paychex, Inc.	190,383

	Telecommunication-Equipment—5.8%
23,700	Nokia Oyj, Class A, ADR	385,362
19,000	(1)Qualcomm, Inc.	573,040

	Total	958,402

	Transportation Services—2.7%
7,400	United Parcel Service, Inc.	444,296

	Total Common Stocks (identified cost $16,101,721)	16,112,036

Mutual Fund—4.2%
704,078	Seven Seas Money Market Fund (at net asset value)	704,078

	Total Investments (identified cost $16,805,799)	$16,816,114

(See Notes to Portfolios of Investments)

VISION Large Cap Core Fund
Portfolio of Investments
April 30, 2002

Shares		Value

Common Stocks—96.9%
	Aerospace & Defense—1.5%
11,994	Boeing Co.	$ 534,932
31,989	Raytheon Co.	1,353,135

	Total	1,888,067

	Aluminum—1.8%
67,495	Alcoa, Inc.	2,296,855

	Banks-Major Regional—4.3%
55,832	U.S. Bancorp	1,323,218
42,300	Washington Mutual, Inc.	1,595,979
51,782	Wells Fargo & Co.	2,648,649

	Total	5,567,846

	Beverages—2.4%
56,960	Coca-Cola Co.	3,161,850

	Broadcasting-TV, Radio & Cable—2.3%
61,075	(1)Comcast Corp., Class A	1,633,756
38,750	(1)Cox Communications, Inc., Class A	1,293,862

	Total	2,927,618

	Computer Networks—2.4%
124,276	(1)Cisco Systems, Inc.	1,820,643
43,152	Intel Corp.	1,234,579

	Total	3,055,222

	Computers—3.2%
55,050	(1)Dell Computer Corp.	1,450,017
32,106	International Business Machines Corp.	2,689,199

	Total	4,139,216

	Computers-Services—2.8%
126,221	(1)AOL Time Warner, Inc.	2,400,723
16,136	First Data Corp.	1,282,651

	Total	3,683,374

	Computers-Software—3.0%
75,003	(1)Microsoft Corp.	3,919,657

	Consumer Products—3.7%
59,316	Gillette Co.	2,104,532
62,684	(1)Mattel, Inc.	1,293,798
46,480	Newell Rubbermaid, Inc.	1,459,472

	Total	4,857,802

	Cosmetics & Toiletries—1.7%
34,100	Kimberly-Clark Corp.	2,220,592

	Diversified—3.3%
133,843	General Electric Co.	4,222,747

	Electric Companies—1.7%
10,532	FPL Group, Inc.	668,677
58,500	Xcel Energy, Inc.	1,487,655

	Total	2,156,332

	Electronic Components—5.1%
38,553	(1)International Rectifier Corp.	1,778,064
50,000	Intersil Holding Corp.	1,342,500
106,947	(1)Solectron Corp.	780,713
Shares		Value

Common Stocks—continued
	Electronic Components—continued
135,913	Symbol Technologies, Inc.	$ 1,149,824
51,371	Texas Instruments, Inc.	1,588,905

	Total	6,640,006

	Entertainment—2.5%
80,278	Disney (Walt) Co.	1,860,844
29,775	(1)Viacom, Inc., Class B	1,402,402

	Total	3,263,246

	Financial Services-Credit Cards—0.8%
16,342	Capital One Financial Corp.	978,722

	Financial Services-Diversified—8.3%
39,615	Bank of New York Co., Inc.	1,449,513
97,576	Citigroup, Inc.	4,225,041
16,734	Fannie Mae	1,320,815
19,850	Hartford Financial Services Group, Inc.	1,375,605
23,809	Merrill Lynch & Co., Inc.	998,549
29,257	Morgan Stanley, Dean Witter & Co.	1,396,144

	Total	10,765,667

	Health Care—3.5%
63,740	(1)Caremark Rx, Inc.	1,370,410
20,800	(1)Express Scripts, Inc., Class A	1,314,768
25,082	(1)Tenet Healthcare Corp.	1,840,266

	Total	4,525,444

	Insurance—4.4%
33,865	American International Group, Inc.	2,340,749
24,200	Jefferson-Pilot Corp.	1,211,936
44,187	St. Paul Cos., Inc.	2,200,954

	Total	5,753,639

	Manufacturing-Diversified—3.0%
39,700	(1)Agilent Technologies, Inc.	1,192,985
42,289	Honeywell International, Inc.	1,551,161
62,596	Tyco International Ltd.	1,154,896

	Total	3,899,042

	Medical—1.2%
33,831	Medtronic, Inc.	1,511,907

	Oil—3.1%
13,631	ChevronTexaco Corp.	1,181,944
72,152	Exxon Mobil Corp.	2,898,346

	Total	4,080,290

	Oil & Gas-Exploration & Production—4.6%
29,916	Burlington Resources, Inc.	1,329,168
66,912	El Paso Corp.	2,676,480
20,939	Schlumberger Ltd.	1,146,410
42,543	Williams Cos., Inc. (The)	812,571

	Total	5,964,629

	Oil & Gas-Refining & Marketing—2.2%
98,042	Marathon Oil Corp.	2,849,101

VISION Large Cap Core Fund

Shares		Value

Common Stocks—continued
	Pharmaceuticals—12.3%
29,281	(1)Amgen, Inc.	$ 1,548,379
95,497	(1)Health Management Association, Class A	2,037,906
66,523	ICN Pharmaceuticals, Inc.	1,840,026
106,262	IMS Health, Inc.	2,190,060
25,891	Lilly (Eli) & Co.	1,710,101
44,974	Merck & Co., Inc.	2,443,887
117,336	Pfizer, Inc.	4,265,164

	Total	16,035,523

	Retail—5.0%
21,662	CVS Corp.	725,244
60,564	Gap (The), Inc.	854,558
19,384	Home Depot, Inc.	898,836
66,000	(1)Kroger Co.	1,502,820
63,227	Staples, Inc.	1,262,643
23,302	Wal-Mart Stores, Inc.	1,301,650

	Total	6,545,751

	Service-Commercial & Consumer—1.1%
79,399	Cendant Corp.	1,428,388

Shares		Value

Common Stocks—continued
	Telecommunications Equipment—0.9%
59,722	Scientific-Atlanta, Inc.	$ 1,194,440

	Telecommunications Services—1.4%
49,495	AT&T Corp.	649,374
130,708	American Tower Systems Corp. Class A	652,233
71,500	(1)Crown Castle International Corp.	521,950

	Total	1,823,557

	Telephone—1.9%
62,436	Verizon Communications, Inc.	2,504,308

	Utilities—1.5%
65,431	BellSouth Corp.	1,985,831

	Total Common Stocks (identified cost $109,725,669)	125,846,669

Mutual Funds—4.5%
5,864,921	Seven Seas Money Market Fund (at net asset value)	5,864,921

	Total Investments (identified cost $115,590,590)	$131,711,590

(See Notes to Portfolios of Investments)

VISION Large Cap Value Fund
Portfolio of Investments
April 30, 2002

Shares		Value

Common Stocks—94.8%
	Aerospace/Defense—1.8%
7,050	Boeing Co.	$ 314,430
10,700	Raytheon Co.	452,610

	Total	767,040

	Aluminum—1.3%
16,168	Alcoa, Inc.	550,197

	Banks-Major Regional—4.4%
20,800	Fleet Boston Financial Corp.	734,240
18,392	U.S. Bancorp, Inc.	435,890
14,400	Wells Fargo & Co.	736,560

	Total	1,906,690

	Broadcasting-TV, Radio & Cable—4.8%
8,900	(1)Clear Channel Communications, Inc.	417,855
24,035	(1)Comcast Corp., Class A	642,936
14,300	(1)Cox Communications, Inc., Class A	477,477
50,100	(1)Liberty Media Corp., Class A	536,070

	Total	2,074,338

	Brokerage—3.0%
13,350	Merrill Lynch & Co., Inc.	559,899
15,370	Morgan Stanley, Dean Witter & Co.	733,456

	Total	1,293,355

	Coal—1.0%
15,500	Peabody Energy Corp.	418,965

	Chemicals—0.5%
6,700	Dow Chemical Co.	213,060

	Computers Hardware—1.2%
29,900	(1)Electronics for Imaging, Inc.	535,509

	Computer Services—0.3%
22,200	(1)Openwave Systems, Inc.	126,984

	Computer Software—0.7%
14,468	(1)Macromedia, Inc.	323,939

	Consumer Finance—1.2%
10,800	Countrywide Credit Industries, Inc.	504,468

	Cosmetics & Toiletries—1.4%
9,500	Kimberly-Clark Corp.	618,640

	Electric Company—3.4%
4,510	DTE Energy Co.	204,483
3,500	FPL Group, Inc.	222,215
15,600	TECO Energy, Inc.	434,304
23,400	Xcel Energy, Inc.	595,062

	Total	1,456,064

	Electronic Components—2.6%
5,400	(1)International Rectifier Corp.	249,048
29,400	(1)Solectron Corp.	214,620
55,970	Symbol Technologies, Inc.	473,506
6,600	Texas Instruments, Inc.	204,138

	Total	1,141,312

Shares		Value

Common Stocks—continued
	Entertainment—1.1%
21,050	Disney (Walt) Co.	$ 487,939

	Financial Services-Diversified—10.8%
11,900	Bank of New York Co., Inc.	435,421
4,950	Capital One Financial Corp.	296,456
46,033	Citigroup, Inc.	1,993,229
9,350	Hartford Financial Services Group, Inc.	647,955
26,000	KeyCorp	730,860
14,900	Washington Mutual, Inc.	562,177

	Total	4,666,098

	Healthcare—2.3%
21,000	(1)Caremark Rx, Inc.	451,500
7,530	(1)Tenet Healthcare Corp.	552,476

	Total	1,003,976

	Houseware—0.8%
11,600	Newell Rubbermaid, Inc.	364,240

	Insurance—9.1%
15,645	Allmerica Financial Corp.	780,842
12,000	Allstate Corp.	476,880
22,250	American International Group, Inc.	1,537,920
12,100	Jefferson-Pilot Corp.	605,968
11,200	St. Paul Cos., Inc.	557,872

	Total	3,959,482

	Leisure Time-Products—1.0%
20,708	Mattel, Inc.	427,413

	Manufacturing-Diversified—3.3%
17,350	(1)Agilent Technologies, Inc.	521,368
12,000	Honeywell International, Inc.	440,160
25,886	Tyco International Ltd.	477,597

	Total	1,439,125

	Multimedia—4.3%
56,512	(1)AOL Time Warner, Inc.	1,074,858
17,100	(1)Viacom, Inc., Class B	805,410

	Total	1,880,268

	Oil—4.8%
13,000	ChevronTexaco Corp.	1,127,230
23,874	Exxon Mobil Corp.	959,019

	Total	2,086,249

	Oil Field Services—0.6%
4,800	Schlumberger Ltd.	262,800

	Oil & Gas-Exploration & Productions—6.9%
17,700	Burlington Resources, Inc.	786,411
26,603	El Paso Corp.	1,064,120
27,300	Marathon Oil Corp.	793,338
18,900	Williams Cos., Inc. (The)	360,990

	Total	3,004,859

	Oil & Gas-Refining & Marketing—2.2%
33,200	Conoco, Inc.	931,260

VISION Large Cap Value Fund

Shares		Value

Common Stocks—continued
	Pharmaceuticals—4.8%
32,000	(1)Health Management Association, Class A	$ 682,880
14,000	ICN Pharmaceuticals, Inc.	387,240
24,000	IMS Health, Inc.	494,640
9,800	Merck & Co., Inc.	532,532

	Total	2,097,292

	Real Estate—0.6%
9,000	Archstone-Smith Trust	242,640

	Retail—2.3%
9,300	CVS Corp.	311,364
14,100	Gap (The), Inc.	198,951
21,000	(1)Kroger Co.	478,170

	Total	988,485

	Retail-Restaurants—0.7%
10,100	McDonald’s Corp.	286,840

	Retail-Specialty—1.0%
20,800	(1)Staples, Inc.	415,376

	Services Commercial & Consumer—1.7%
21,300	(1)Cendant Corp.	383,187
24,600	(1)Dycom Industries, Inc.	372,198

	Total	755,385

	Telecommunications Equipment—0.6%
13,000	Scientific-Atlanta, Inc.	260,000

Shares		Value

Common Stocks—continued
	Telecommunication Services—1.4%
39,100	(1)American Tower Systems Corp.	$ 195,109
15,000	(1)Intersil Holding Corp.	402,750

	Total	597,859

	Telephone-Integrated—6.6%
26,500	BellSouth Corp.	804,275
29,450	SBC Communications, Inc.	914,717
28,180	Verizon Communications	1,130,300

	Total	2,849,292

	Telephone-Long Distance—0.3%
11,544	AT&T Corp.	151,457

	Total Common Stocks (identified cost $42,851,705)	41,088,896

	Mutual Funds—7.1%
980,656	SSGA US Government Money Market Fund, Series A	980,656
2,085,248	Seven Seas Money Market Fund	2,085,248

	Total mutual funds (at net asset value)	3,065,904

	Total Investments (identified cost $45,917,609)	$44,154,800

(See Notes to Portfolios of Investments)

VISION Managed Allocation Fund—Aggressive Growth
Portfolio of Investments
April 30, 2002

Shares		Value

Mutual Funds—99.9%
	Equity Funds—86.8%
81,710	VISION International Equity Fund, Class A	$ 731,303
114,420	VISION Large Cap Core Fund, Class A	934,815
101,405	VISION Large Cap Growth Fund, Class A	802,117
73,093	VISION Large Cap Value Fund, Class A	753,593
36,744	VISION Mid Cap Stock Fund, Class A	528,744
45,685	VISION Small Cap Stock Fund, Class A	477,403

	Total	4,227,975

	Fixed Income Fund—8.1%
41,501	VISION U.S. Government Securities Fund	393,842

	Money Market Fund—5.0%
246,496	VISION Institutional Prime Money Market Fund	246,496

	Total Investments (identified cost $5,165,885)	$4,868,313

(See Notes to Portfolios of Investments)

VISION Managed Allocation Fund—Moderate Growth
Portfolio of Investments
April 30, 2002

Shares		Value

Mutual Funds—98.8%
	Equity Funds—56.9%
72,296	VISION International Equity Fund, Class A	$ 647,047
94,910	VISION Large Cap Core Fund, Class A	775,417
118,750	VISION Large Cap Growth Fund, Class A	939,311
106,103	VISION Large Cap Value Fund, Class A	1,093,917
49,874	VISION Mid Cap Stock Fund, Class A	717,688
45,474	VISION Small Cap Stock Fund, Class A	475,199

	Total	4,648,579

	Fixed Income Funds—35.0%
58,148	VISION Institutional Limited Duration U.S. Government Fund, Class A	569,853
68,631	VISION Intermediate Term Bond Fund, Class A	652,677
172,122	VISION U.S. Government Securities Fund, Class A	1,633,434

	Total	2,855,964

	Money Market Fund—6.9%
560,077	VISION Institutional Prime Money Market Fund	560,077

	Total Investments (identified cost $8,213,946)	$8,064,620

(See Notes to Portfolios of Investments)

VISION Managed Allocation Fund—Conservative Growth
Portfolio of Investments
April 30, 2002

Shares		Value

Mutual Funds—99.1%
	Equity Funds—22.7%
12,138	VISION International Equity Fund, Class A	$ 108,631
22,308	VISION Large Cap Core Fund, Class A	182,257
20,359	VISION Large Cap Value Fund, Class A	209,896
12,724	VISION Small Cap Stock Fund, Class A	132,969

	Total	633,753

	Fixed Income Funds—65.8%
75,308	VISION Institutional Limited Duration U.S. Government Fund, Class A	738,018
28,805	VISION Intermediate Term Bond Fund, Class A	273,934
86,689	VISION U.S. Government Securities Fund, Class A	822,682

	Total	1,834,634

	Money Market Fund—10.6%
293,639	VISION Institutional Prime Money Market Fund	293,639

	Total Investments (identified cost $2,789,890)	$2,762,026

(See Notes to Portfolios of Investments)

VISION New York Municipal Income Fund
Portfolio of Investments
April 30, 2002

Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—96.7%
	Guam—0.5%
$ 375,000	Guam Housing Corp., State Single Family Housing Revenue Bonds, (Series A), 5.75%, 9/1/2031	AAA/NR	$ 380,310

	Louisiana—1.7%
1,500,000	Tobacco Settlement Financing Corp., (Series 2001B), 5.50% (Original Issue Yield: 5.65%), 5/15/2030	A/A1	1,373,220

	New York—94.5%
45,000	34th Street Partnership, Inc., NY, 5.50% (Original Issue Yield: 5.613%), 1/1/2023	NR/A1	45,201
200,000	Albany, NY, Housing Authority, Revenue Bonds, 5.20% (KeyBank, N.A. LOC), 12/1/2013	NR/Aa3	202,756
150,000	Albany, NY, Housing Authority, Revenue Bonds, 5.40% (KeyBank, N.A. LOC), 12/1/2018	NR/Aa3	150,328
200,000	Albany, NY, Housing Authority, Revenue Bonds, 5.50% (KeyBank, N.A. LOC), 12/1/2028	NR/Aa3	199,436
435,000	Albany, NY, Parking Authority, Revenue Bonds, (Series A), 5.00% (Original Issue Yield: 4.79%), 7/15/2008	BBB+/NR	450,690
500,000	Albany, NY, Parking Authority, Revenue Bonds, (Series A), 5.625% (Original Issue Yield: 5.75%), 7/15/2025	BBB+/NR	503,040
525,000	Allegany County, NY, IDA, Revenue Bonds, 6.625% (Atlantic Richfield Co.)/(Original Issue Yield: 6.625%), 9/1/2016	AA+/Aa1	542,299
500,000	Appleridge Retirement Community, Revenue Bonds, 5.60% (GNMA Collateralized Home Mortgage Program)/(GNMA COL)), 9/1/2021	NR/Aaa	520,725
10,000	Batavia, NY, GO UT, 6.55% (MBIA INS)/(Original Issue Yield: 6.60%), 5/1/2005	AAA/Aaa	11,019
10,000	Brighton, NY, 8.00% (MBIA INS), 10/15/2002	AAA/Aaa	10,281

Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	New York—continued
$ 50,000	Brockport, NY, CSD, GO UT, 5.40% (Original Issue Yield: 5.55%), 6/15/2011	AAA/Aaa	$ 54,241
50,000	Broome County, NY, Certificate of Participation, 5.25% (MBIA INS)/(Original Issue Yield: 5.578%), 4/1/2022	NR/NR	50,199
10,000	Buffalo & Fort Erie, NY, Public Bridge Authority, 6.00% (MBIA INS)/(Original Issue Yield: 5.05%), 1/1/2004	AAA/Aaa	10,589
1,000,000	Canton, NY, Human Services, Revenue Bonds, 5.75% (Original Issue Yield: 5.80%), 9/1/2032	NR/Baa2	1,001,970
100,000	Cheektowaga, NY, CSD, GO UT, 5.875% (FGIC INS)/(Original Issue Yield: 5.95%), 6/1/2014	NR/Aaa	107,697
25,000	East Irondequoit, NY, CSD, GO UT, 6.90%, 12/1/2002	NR/A2	25,737
50,000	Erie County, NY, Water Authority, (Series A), 6.00% (AMBAC INS)/(Original Issue Yield: 7.25%), 12/1/2008	AAA/Aaa	56,036
20,000	Frontier NY, CSD, Hamburg Township, GO UT, 9.50% (MBIA INS)/(Original Issue Yield: 9.50%), 6/1/2002	AAA/Aaa	20,131
125,000	Holiday Square Housing Development Corp., NY, Section 8 Assisted Project, 5.80% (Holiday Square Management Co.)/(FNMA COL)/(Original Issue Yield: 5.943%), 1/15/2024	NR/Aaa	125,179
20,000	Holland, NY, CSD, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 5.50%), 6/15/2003	AAA/Aaa	20,887
25,000	Housing Corp., NY, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.60%), 11/1/2013	AAA/Aa3	25,437
100,000	Housing Corp., NY, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.65%), 11/1/2018	AAA/Aa3	100,016

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	New York—continued
$ 50,000	Lakewood, NY, GO UT, Public Improvement Bonds, 5.50% (Original Issue Yield: 5.70%), 4/1/2012	NR/Baa1	$ 51,881
1,000,000	Mahopac, NY, CSD, GO UT, (Series C), 5.30% (Original Issue Yield: 5.35%), 6/1/2018	NR/Aaa	1,041,760
100,000	Monroe County, NY, GO UT, Public Improvement Bonds, 5.50% (Original Issue Yield: 5.60%), 6/1/2009	AA/Aa2	107,330
500,000	Monroe County, NY, GO UT, Public Improvement Bonds, 6.00% (Original Issue Yield: 5.34%), 3/1/2016	AA/Aa2	572,415
25,000	Monroe County, NY, IDA, Revenue Bonds, 5.80% (Nazareth College)/(MBIA INS)/(Original Issue Yield: 5.799%), 6/1/2010	AAA/Aaa	27,272
25,000	Monroe Woodbury, NY, CSD, GO UT, 6.70% (FGIC INS), 11/15/2010	AAA/Aaa	27,095
350,000	Montgomery, NY, Valley CSD, GO UT, 7.15% (AMBAC INS)/(Original Issue Yield: 7.10%), 6/15/2005	AAA/Aaa	394,107
870,000	Municipal Assistance Corp. of Troy, NY, Refunding Revenue Bonds, (Series A), 5.00% (Original Issue Yield: 5.40%), 1/15/2010	AAA/Aaa	917,206
375,000	Nassau County, NY, GO UT, 6.05% (FGIC INS)/(Original Issue Yield: 6.15%), 5/15/2004	AAA/Aaa	391,009
500,000	Nassau County, NY, GO UT, (Series F), 7.00% (FSA INS), 3/1/2010	AAA/Aaa	599,085
500,000	Nassau County, NY, GO UT, (Series X), 8.00% (MBIA INS)/(Original Issue Yield: 8.40%), 11/1/2004	AAA/Aaa	564,430
500,000	Nassau County, NY, Special Tax Revenue Bonds, (Series A), 5.75% (Original Issue Yield: 5.18%), 11/15/2013	AA-/Aa3	550,045
Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	New York—continued
$ 500,000	New York City, NY, GO UT, (Series A), 5.75% (Original Issue Yield: 5.79%), 5/15/2018	A/A2	$ 524,375
435,000	New York City, NY, GO UT, (Series B), 5.80% (Original Issue Yield: 5.88%), 8/1/2013	A/A2	470,318
700,000	New York City, NY, GO UT, (Series B), 8.25% (Original Issue Yield: 8.40%), 6/1/2006	A/A2	823,788
800,000	New York City, NY, GO UT, (Series C), 5.50%, 8/15/2008	A/A2	867,456
230,000	New York City, NY, GO UT, (Series I), 6.25% (Original Issue Yield: 5.85%), 4/15/2006	A/A2	253,660
500,000	New York City, NY, GO UT, (Series L), 8.00%, 8/1/2006	AAA/Aaa	590,380
35,000	New York City, NY, Housing Development Corp., Refunding Revenue Bonds, 5.85% (FHA INS), 5/1/2026	AA/Aa2	36,037
1,710,000	New York City, NY, IDA, Revenue Bonds, 5.85% (Nightingale-Bamford School Project)/(Original Issue Yield: 5.85%), 1/15/2020	A/A2	1,760,069
1,000,000	New York City, NY, IDA, Revenue Bonds, 6.00% (Terminal One Group Association)/(Original Issue Yield: 6.40%), 1/1/2015	A-/A3	1,020,310
595,000	New York City, NY, Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.40% (Triborough Bridge and Tunnel Authority)/(FSA INS)/(Original Issue Yield: 5.53%), 1/1/2018	NR/NR	634,978
1,000,000	New York City, NY, Municipal Water Finance Authority, Revenue Bonds, (Series B), 5.50% (MBIA INS)/(Original Issue Yield: 5.855%), 6/15/2027	AAA/Aaa	1,028,960
1,000,000	New York City, NY, Municipal Water Finance Authority, Revenue Bonds, (Series C), 5.125% (Original Issue Yield: 5.43%), 6/15/2033	AA/Aa2	971,170

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	New York—continued
$1,250,000	New York City, NY, Transitional Finance Authority, (Series A), 5.75% (Original Issue Yield: 5.19%), 2/15/2015	AA+/Aa2	$ 1,371,275
1,000,000	New York City, NY, Transitional Finance Authority, (Series B), 5.50% (Original Issue Yield: 4.62%), 2/1/2013	AA+/Aa2	1,092,430
500,000	New York City, NY, Transitional Finance Authority, (Series B), 6.125% (Original Issue Yield: 5.84%), 11/15/2015	AA+/Aa2	564,915
1,000,000	New York City, NY, Transitional Finance Authority, (Series C), 5.25% (Original Issue Yield: 5.05%), 5/1/2015	AA+/Aa2	1,043,240
1,040,000	New York City, NY, Transitional Finance Authority, (Series C), 5.25%, 5/1/2014	NR/NR	1,091,678
1,450,000	New York City, NY, (Series B1), 7.20% (Original Issue Yield: 7.30%), 8/15/2008	A/A2	1,623,492
1,000,000	New York City, NY, (Series F), 5.60% (Original Issue Yield: 5.599%), 8/1/2005	A/A2	1,074,870
800,000	New York City, NY, (Series G), 5.75% (Original Issue Yield: 6.27%), 2/1/2014	A/A2	845,552
1,060,000	New York City, NY, (Series J), 6.125%, 8/1/2011	A/A2	1,158,750
1,500,000	New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.30%), 6/1/2025	A/A1	1,454,085
1,000,000	New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.10% (AMBAC INS), 2/1/2019	NR/Aaa	1,002,930
20,000	New York State Dormitory Authority, Refunding Revenue Bonds, 5.00% (Rochester University-Strong Memorial Hospital), 7/1/2005	AAA/NR	21,498
1,000,000	New York State Dormitory Authority, Refunding Revenue Bonds, 5.30%, 7/1/2008	AAA/Aaa	1,065,810
Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	New York—continued
$ 180,000	New York State Dormitory Authority, Refunding Revenue Bonds, 5.85% (Arden Hill)/(FHA INS), 8/1/2026	AAA/NR	$ 201,922
425,000	New York State Dormitory Authority, Refunding Revenue Bonds, 5.85% (Wesley Health System)/(FHA INS), 8/1/2026	AAA/NR	446,424
100,000	New York State Dormitory Authority, Refunding Revenue Bonds, 6.00% (State University of New York), 5/15/2008	AA-/A3	112,067
1,000,000	New York State Dormitory Authority, Refunding Revenue Bonds, 6.05% (Lutheran Center at Poughkeepsie)/(KeyBank, N.A. LOC)/(Original Issue Yield: 6.08%), 7/1/2026	NR/Aa3	1,052,380
105,000	New York State Dormitory Authority, Refunding Revenue Bonds, 7.15% (R & J Jewish Geriatric Center)/(FHA INS), 8/1/2014	AAA/NR	115,979
2,315,000	New York State Dormitory Authority, Refunding Revenue Bonds, (Series A), 7.50%, 5/15/2013	AA-/A3	2,938,429
20,000	New York State Dormitory Authority, Refunding Revenue Bonds (Series B), 5.25% (Original Issue Yield: 5.75%), 5/15/2019	AA-/A3	20,908
1,500,000	New York State Dormitory Authority, Refunding Revenue Bonds, (Series C), 5.30% (Original Issue Yield: 5.45%), 5/15/2009	AA-/A3	1,567,470
2,000,000	New York State Dormitory Authority, Refunding Revenue Bonds, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	NR/NR	2,378,228
275,000	New York State Dormitory Authority, Schools Program, 5.10% (Original Issue Yield: 5.14%), 7/1/2011	AA-/Baa1	294,198
1,000,000	New York State Dormitory Authority, United Health Services, 5.375% (AMBAC INS)/(Original Issue Yield: 5.573%), 8/1/2027	AAA/Aaa	1,006,840

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	New York—continued
$ 545,000	New York State Environmental Facilities Corp., (Series A), 5.00%, 10/15/2015	AAA/Aaa	$ 564,304
175,000	New York State Environmental Facilities Corp., (Series C), 6.40% (Original Issue Yield: 6.40%), 9/15/2006	AAA/Aaa	179,168
1,055,000	New York State Environmental Facilities Corp., (Series C) PCRB, 5.85%, 1/15/2015	AAA/Aaa	1,128,934
150,000	New York State Environmental Facilities Corp., PCRB, 5.20%, 5/15/2014	AAA/Aaa	161,194
25,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series A), 5.70% (Occidental Petroleum Corp.)/(Original Issue Yield: 5.75%), 9/1/2028	BBB-/Baa2	24,695
1,000,000	New York State, GO UT, (Series B), 5.00%, 3/1/2016	AA/A2	1,015,810
1,000,000	New York State, GO UT, (Series F), 5.25% (Original Issue Yield: 5.036%), 9/15/2013	NR/NR	1,055,760
110,000	New York State HFA, Refunding Revenue Bonds, 7.90% (United States Treasury COL), 11/1/2006	AAA/Aaa	122,889
635,000	New York State HFA, Prerefunded Revenue Bonds, (Series A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	NR/NR	732,187
365,000	New York State HFA, Unrefunded Revenue Bonds, (Series A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	NR/NR	394,821
25,000	New York State HFA, (Series A), 6.90%, 8/15/2007	NR/Aa1	25,677
1,000,000	New York State HFA, (Series A), 7.75% (FHA INS)/(Original Issue Yield: 7.748%), 2/15/2017	NR/A2	1,089,510
Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	New York—continued
$ 885,000	New York State HFA, (Series A), Service Contract Obligation Revenue Bonds, 6.375% (Original Issue Yield: 6.45%), 9/15/2015	NR/NR	$ 1,025,883
1,000,000	New York State Local Government Assistance Corp., (Series A), 6.00% (Original Issue Yield: 6.106%), 4/1/2016	AA-/A3	1,059,400
50,000	New York State Medical Care Facilities Finance Agency, Hospital & Nursing Home, Revenue Bonds, 5.95% (FHA INS)/(Original Issue Yield: 6.00%), 2/15/2010	AAA/NR	54,444
30,000	New York State Medical Care Facilities Finance Agency, Hospital & Nursing Home Revenue Bonds, (Series B), 6.00% (Buffalo General Hospital)/(FHA INS)/(Original Issue Yield: 6.218%), 8/15/2014	AAA/NR	32,022
25,000	New York State Medical Care Facilities Finance Agency, Refunding Revenue Bonds, 5.75% (FHA INS)/(Original Issue Yield: 5.85%), 2/15/2008	AAA/NR	27,094
300,000	New York State Mortgage Agency, Refunding Revenue Bonds, (Series 53), 5.25%, 10/1/2006	NR/Aa1	317,973
865,000	New York State Mortgage Agency, Refunding Revenue Bonds, (Series 63), 5.70% (Original Issue Yield: 5.70%), 4/1/2011	NR/Aa1	898,683
500,000	New York State Mortgage Agency, Refunding Revenue Bonds, (Series 67), 5.80% (Original Issue Yield: 5.799%), 10/1/2028	NR/Aa1	514,380
750,000	New York State Power Authority, Revenue Bonds, (Series A), 5.25% (Original Issue Yield: 5.38%), 11/15/2030	AA-/Aa2	746,138
1,000,000	New York State Thruway Authority, (Series A), 5.125% (Original Issue Yield: 4.601%), 4/1/2011	AAA/Aaa	1,066,550
1,000,000	New York State Thruway Authority, (Series A), 6.00% (Original Issue Yield: 5.69%), 4/1/2015	AAA/Aaa	1,117,680

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	New York—continued
$1,000,000	New York State Thruway Authority, (Series B), 5.25% (FGIC INS)/(Original Issue Yield: 5.02%), 4/1/2013	AAA/Aaa	$ 1,051,830
1,000,000	New York State Urban Development Corp., Refunding Revenue Bonds, 5.625% (AMBAC INS)/(Original Issue Yield: 5.875%), 1/1/2007	AAA/Aaa	1,042,930
1,000,000	New York State Urban Development Corp., Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.35%), 7/1/2009	AAA/Aaa	1,088,530
25,000	Niagara Falls, NY, Bridge Commission, (Series B), 5.25% (FGIC INS)/(Original Issue Yield: 5.35%), 10/1/2015	AAA/Aaa	26,959
20,000	Niagara Falls, NY, Frontier Transportation Authority, Revenue Bonds, 6.00% (Greater Buffalo International Airport)/(AMBAC INS)/(Original Issue Yield: 6.15%), 4/1/2007	AAA/Aaa	21,230
1,000,000	North Babylon, NY, Unified Free School District, (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 2/15/2017	NR/Aaa	1,055,890
340,000	Onondaga County, NY, IDA, (Series A), 4.00% (Original Issue Yield: 3.83%), 12/1/2004	NR/Baa2	345,236
85,000	Onondaga County, NY, IDA, University and College Improvements Revenue Bonds, 5.00%, 3/1/2009	NR/Baa2	86,371
1,580,000	Orange County, NY, GO UT, 5.10% (Original Issue Yield: 5.29%), 7/15/2019	NR/Aa1	1,603,479
50,000	Penfield, NY, CSD, GO UT, 5.20% (Original Issue Yield: 5.40%), 6/15/2010	AAA/Aaa	52,164
25,000	Putnam County, NY, GO UT, 7.10%, 8/15/2002	NR/Aa2	25,409
170,000	Riverton Housing Corp., Revenue Bonds, 6.65% (FHA INS), 8/1/2027	AA-/NR	183,235
155,000	Schenectady, NY, IDA, (Series A), 5.45% (Union College)/(AMBAC INS)/(Original Issue Yield: 5.467%), 12/1/2029	NR/Aaa	158,159
Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	New York—continued
$ 10,000	Spackenkill, NY, Unified Free School District, GO UT, 6.125%, 9/15/2014	NR/A1	$ 11,431
10,000	Springville, NY, GO UT, 7.90%, 8/1/2003	NR/Baa1	10,666
1,000,000	Suffolk County, NY, GO UT, (Series A), Recreational Facilities, 5.25% (FGIC INS)/(Original Issue Yield: 4.92%), 8/1/2013	AAA/Aaa	1,084,450
225,000	Syracuse, NY, GO UT, (Series A), 5.125%, 2/15/2009	BBB/Baa1	238,196
500,000	Syracuse, NY, GO UT, (Series C), 5.50% (FGIC INS), 1/1/2009	AAA/Aaa	536,985
1,500,000	TSASC, Inc., NY, Cash Flow Management, Public Improvement, Revenue Bonds, 6.25%, 7/15/2027	NR/NR	1,545,900
1,000,000	Tompkins County, NY, IDA, Revenue Bonds, 6.05% (Ithacare Center Project)/(FHA INS), 2/1/2017	AAA/NR	1,077,080
65,000	Tompkins County, NY, GO UT (Series B), 5.625% (Original Issue Yield: 5.80%), 9/15/2013	NR/Aa2	68,377
285,000	Tompkins, NY, Health Care Corp., 10.80%, (Reconditioning Hane, Inc. Project)/(FHA INS), 2/1/2028	A/NR	336,366
725,000	Triborough Bridge & Tunnel Authority, NY, (Series A), Refunding Revenue Bonds, 6.00% (Original Issue Yield: 4.98%), 1/1/2010	AA-/Aa3	821,701
285,000	Triborough Bridge & Tunnel Authority, NY, (Series Q), Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.821%), 1/1/2009	AA-/Aa3	329,905
540,000	Triborough Bridge & Tunnel Authority, NY, (Series Y), Refunding Revenue Bonds, 5.50% (Original Issue Yield: 6.16%), 1/1/2017	AA-/Aa3	588,076
3,500,000	Triborough Bridge & Tunnel Authority, NY, (Series Y), Refunding Revenue Bonds, 6.125% (CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021	AAA/Aaa	4,008,655

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	New York—continued
$ 50,000	Union Endicott, NY, CSD, GO UT, (Series A), 5.50% (FSA INS)/(Original Issue Yield: 5.55%), 7/15/2010	AAA/Aaa	$ 53,564
320,000	Utica, NY, IDA, (Series A), 5.375% (CMI Facility)/(Munson Williams Proctor Institute)/(Original Issue Yield: 5.45%), 7/15/2019	NR/Aa3	327,677
270,000	Utica, NY, IDA, (Series A), 5.50% (CMI Facility)/(Munson Williams Proctor Institute), 7/15/2029	NR/Aa3	274,560
510,000	Utica, NY, IDA, 5.50%, 8/15/2013	NR/NR	531,532
1,000,000	Webster, NY, CSD, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.40%), 6/15/2019	NR/Aaa	1,018,180
50,000	West Seneca, NY, CSD, GO UT, 5.625% (FGIC INS)/(Original Issue Yield: 5.70%), 6/15/2011	AAA/Aaa	53,336
1,000,000	Yorktown, NY, CSD, GO UT, 4.00% (MBIA INS)/(Original Issue Yield: 3.32%), 6/15/2007	AAA/Aaa	1,033,920

	Total		76,051,575

	Puerto Rico—0.0%
25,000	Puerto Rico Industrial, Medical & Environmental PCA, Refunding Revenue Bonds, 5.10% (American Home Products Corp.)/(Original Issue Yield: 5.30%), 12/1/2018	NR/A3	25,054

	Total Long-Term Municipals (identified cost $75,863,503)		77,830,159

Principal Amount		Credit Rating(5)	Value

Short-Term Municipals—3.9%
	New York—3.9%
$1,530,000	New York City, NY, (1994 Series A-10) Daily VRDNs (J.P. Morgan Chase & Co., New York LOC)	AAA/Aa2	$1,530,000
1,600,000	New York City, NY, (1994 Series B-2) Daily VRDNs (Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)	AAA/Aa3	1,600,000

	Total Short-Term Municipals (at amortized cost)		3,130,000

	Total Investments (identified cost $78,993,503)		$80,960,159

(See Notes to Portfolios of Investments)

VISION Pennsylvania Municipal Income Fund
Portfolio of Investments
April 30, 2002

Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—89.6%
	Pennsylvania—89.6%
$1,185,000	Adams County, PA, GO UT, 5.30% (FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019	AAA/Aaa	$ 1,213,784
1,450,000	Allegheny County, PA, Airport, Refunding Revenue Bonds, (Series A-1), (Pittsburgh International Airport), 5.75% (MBIA INS)/(Original Issue Yield: 4.85%), 1/1/2006	AAA/Aaa	1,550,775
1,365,000	Allegheny County, PA, GO UT Refunding Bonds (Series C-53), 5.40% (FGIC INS)/(Original Issue Yield: 5.44%), 11/1/2019	AAA/Aaa	1,409,281
2,500,000	Allegheny County, PA, Port Authority Special Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.125%), 3/1/2024	AAA/Aaa	2,841,900
955,000	Allegheny County, PA, Residential Finance Agency, Mortgage Revenue Bonds, 5.15%, 11/1/2016	NR/Aaa	940,818
1,025,000	Antrim Township, PA, Municipal Authority, Sewer Improvement Revenue Bonds, 5.60% (FGIC INS)/(Original Issue Yield: 5.625%), 7/1/2023	AAA/Aaa	1,050,153
1,210,000	Belle Vernon, PA, Area School District, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.09%), 4/1/2021	AAA/Aaa	1,367,844
1,330,000	Berks County, PA, Municipal Authority, Revenue Bonds, 7.10% (FGIC INS)/(Original Issue Yield: 7.226%), 5/15/2022	AAA/Aaa	1,451,708
1,000,000	Blair County, PA, GO UT, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 3.45%), 8/1/2007	NR/Aaa	1,073,980
1,400,000	Bucks County, PA, Water & Sewer Authority Revenue Bonds, 5.55% (FGIC INS)/(Original Issue Yield: 5.65%), 12/1/2017	AAA/Aaa	1,443,344
1,070,000	Charleroi, PA, Area School District, (Series C), 5.75% (FGIC INS)/(Original Issue Yield: 5.90%), 10/1/2014	AAA/NR	1,201,193
Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	Pennsylvania—continued
$1,330,000	Charleroi, PA, Area School District, 6.00% (FGIC INS)/(Original Issue Yield: 6.046%), 10/1/2017	AAA/NR	$ 1,512,869
2,000,000	Commonwealth of Pennsylvania, GO UT, 5.25% (Original Issue Yield: 4.69%), 10/15/2008	AA/Aa2	2,178,640
2,150,000	Commonwealth of Pennsylvania, GO UT, 5.75%, 1/15/2009	AA/Aa2	2,387,339
3,000,000	Commonwealth of Pennsylvania, GO UT, 6.00% (Original Issue Yield: 5.96%), 1/15/2018	AA/Aa2	3,285,750
640,000	Conestoga Valley, PA, Area School District, (Series A), 4.50% (FGIC INS)/(Original Issue Yield: 2.95%), 5/1/2005	NR/Aaa	669,338
1,500,000	Cumberland County, PA, Municipal Authority Revenue Bond, (Messiah College Project), 5.125% (AMBAC INS)/(Original Issue Yield: 5.50%), 10/1/2015	AAA/Aaa	1,524,870
1,510,000	Dover, PA, Area School District, GO UT, 5.00% (FGIC INS), 4/1/2015	NR/Aaa	1,552,053
710,000	Greene County, PA, IDA, Refunding Revenue Bonds, 4.75% (MBIA INS)/(Original Issue Yield: 4.749%), 2/1/2007	AAA/Aaa	748,262
505,000	Harbor Creek, PA, Area School District, (Series C), 4.00% (FGIC INS)/(Original Issue Yield: 3.25%), 8/1/2006	AAA/Aaa	521,736
1,800,000	Indiana County, PA, IDA, (Series A), (Student Coop Association, Inc.), 5.875% (AMBAC INS)/(Original Issue Yield: 6.04%), 11/1/2029	AAA/Aaa	1,847,124
795,000	Keystone, PA, Central School District, GO UT, 2.80%, 9/1/2004	A/NR	796,272
625,000	Keystone, PA, School District, GO UT, 3.30% (FGIC INS)/(Original Issue Yield: 3.35%), 9/1/2007	AAA	618,012
2,000,000	Lancaster County, PA, GO UT, (Series A), 5.60% (FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2012	NR/Aaa	2,182,260

VISION Pennsylvania Municipal Income Fund

Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	Pennsylvania—continued
$1,500,000	Lower Merion Township, PA, Area School District, GO UT, 5.125% (Original Issue Yield: 4.95%), 5/15/2013	NR/Aaa	$ 1,561,560
1,500,000	Manheim, PA, School District, GO UT, 4.95% (FGIC INS), 6/1/2011	NR/Aaa	1,533,720
615,000	Middlesex Township, PA, Municipal Authority, Refunding Revenue Bonds, 3.35% (FGIC INS)/(Original Issue Yield: 3.349%), 6/1/2007	Aaa	609,902
890,000	Millville, PA, Area School District, GO UT, 5.75% (AMBAC INS)/(Original Issue Yield: 5.748%), 6/1/2017	AAA/Aaa	965,027
1,500,000	Montgomery County, PA, IDA, Refunding Revenue Bonds, 5.35% (MBIA INS)/(Original Issue Yield: 5.46%), 8/15/2027	NR/Aaa	1,503,915
1,000,000	North Penn, PA, Area School District, GO UT, 4.00% (FSA INS)/(Original Issue Yield: 3.999%), 9/1/2004	NR/Aaa	1,034,520
1,500,000	Owen J. Roberts School District, PA, GO UT, (Series A), 5.375% (MBIA INS)/(Original Issue Yield: 5.50%), 5/15/2018	AAA/NR	1,533,810
1,000,000	Oxford, PA, Area School District, (Series A), 4.00% (FGIC INS)/(Original Issue Yield: 3.25%), 2/15/2005	AAA/Aaa	1,030,350
1,000,000	Parkland, PA, Area School District, GO UT, 5.25% (FGIC INS)/(Original Issue Yield: 3.80%), 9/1/2004	NR/Aaa	1,062,720
1,410,000	Pennsylvania HFA, Revenue Bonds, (Series 58A), 5.85%, 4/1/2017	AA+/Aa2	1,443,868
2,000,000	Pennsylvania HFA, Revenue Bonds, (Series 68A), 6.10%, 4/1/2021	AA+/Aa2	2,081,320
1,115,000	Pennsylvania HFA, Revenue Bonds, (Series 69A), 6.15% (FHA/VA MTGS LOC), 10/1/2020	AA+/Aa2	1,165,766
1,295,000	Pennsylvania HFA, Revenue Bonds, (Series 70A), 5.80%, 10/1/2021	AA+/Aa2	1,322,286
1,170,000	Pennsylvania HFA, Revenue Bonds, (Series 72A), 3.80% (Original Issue Yield: 3.80%), 10/1/2005	AA+/Aa2	1,175,908
Principal Amount		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	Pennsylvania—continued
$2,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax, Revenue Bonds, (Philadelphia Funding Program), 5.25% (FGIC INS)/(Original Issue Yield: 5.012%), 6/15/2015	AAA/Aaa	$ 2,077,500
1,000,000	Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), 2.35% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, State Street Bank and Trust Co. LIQ)/(Westdeutsche Landesbank Girozentrale LOC), Mandatory Extraordinary Redemption, 6/1/2025	AAA/Aaa	998,950
1,565,000	Pennsylvania State University, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 5.90%), 8/15/2016	AA-/Aa2	1,606,660
1,000,000	Peters Township, PA, School District, 5.00% (FSA INS), 9/1/2016	AAA/Aaa	1,018,170
1,000,000	Philadelphia, PA, IDA, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 4.50%), 10/1/2010	AAA/ Aaa	1,081,520
1,520,000	Philadelphia, PA, Area School District, GO UT, (Series B), 5.50% (AMBAC INS)/(Original Issue Yield: 5.88%), 9/1/2015	AAA/Aaa	1,673,277
2,000,000	Philadelphia, PA, Water & Wastewater System, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 5.25%), 8/1/2013	AAA/Aaa	2,068,040
1,900,000	Philadelphia, PA, Water & Wastewater System, Revenue Bonds, 5.625% (MBIA INS/(Original Issue Yield: 5.81%), 6/15/2009		2,100,222
1,000,000	Philadelphia, PA, Water & Wastewater System, Revenue Bonds, 6.25% (MBIA INS)/(Original Issue Yield: 5.10%), 8/1/2002	AAA/Aaa	1,011,280
500,000	Pittsburgh, PA, Area School District, GO UT, 5.25% (FSA INS)/(Original Issue Yield: 4.12%), 9/1/2009	AAA/Aaa	542,180

VISION Pennsylvania Municipal Income Fund

Principal Amount or Shares		Credit Rating(5)	Value

(4)Long-Term Municipals—continued
	Pennsylvania—continued
$2,500,000	Radnor Township, PA, School District, GO UT, 5.75% (Original Issue Yield: 5.92%), 3/15/2019	NR/Aa3	$ 2,603,650
1,200,000	Radnor Township, PA, School District, GO UT, 5.75% (Original Issue Yield: 5.97%), 3/15/2026	NR/Aa3	1,237,644
2,335,000	State Public School Building Authority, PA, Revenue Bonds, (Butler County Community College), 5.95% (AMBAC INS)/(Original Issue Yield: 6.014%), 7/15/2020	AAA/Aaa	2,651,626
1,850,000	York County, PA, IDA, Refunding Revenue Bonds, (Stanley Works Project), 6.25% (Original Issue Yield: 6.35%), 7/1/2002	A/A2	1,861,748

	Total Long-Term Municipals (identified cost $72,587,427)		75,926,444

Mutual Funds—4.2%
3,535,129	Federated Pennsylvania Municipal Cash Trust, (Series IS)		3,535,129
880	Federated Pennsylvania Municipal Cash Trust, (Series SS)		880
10	Seven Seas Money Market Fund		10

	Total Mutual Funds (at net asset value)		3,536,019

	Total Investments (identified cost $76,123,446)		$79,462,463

(See Notes to Portfolios of Investments)

VISION Intermediate Term Bond Fund
Portfolio of Investments
April 30, 2002

Principal Amount		Value

Asset-Backed Securities—1.0%
$1,572,810	Honda Auto Lease Trust 1999-A, Class A5, 6.65%, 7/15/2005 (identified cost $1,568,072)	$ 1,598,069

Corporate Bonds—26.9%
1,000,000	Abbott Laboratories, Note, 5.625%, 7/1/2006	1,028,720
1,000,000	American Express Co., Note, 5.50%, 9/12/2006	1,013,720
2,000,000	American General Finance Corp., Note, 5.875%, 7/14/2006	2,031,420
2,000,000	Associates Corp. of North America, Sub. Deb., 6.875%, 11/15/2008	2,111,920
2,500,000	Bank of America Corp., Sub. Note, 7.80%, 2/15/2010	2,745,350
1,000,000	Boeing Capital Corp., MTN, 6.35%, 11/15/2007	1,038,460
1,000,000	Caterpillar Financial Services Corp., Note, 7.59%, 12/10/2003	1,057,920
2,000,000	Citigroup, Inc., Note, 5.75%, 5/10/2006	2,049,460
2,000,000	Countrywide Home Loans, Inc., Note, 5.50%, 8/1/2006	1,991,440
2,500,000	Credit Suisse First Boston, Inc., Note, 5.875%, 8/1/2006	2,538,350
1,000,000	Disney (Walt) Co., Note, 6.375%, 3/1/2012	982,210
2,000,000	Ford Motor Co., Note, 7.45%, 7/16/2031	1,892,760
2,000,000	Ford Motor Credit Co., Note, 7.375%, 10/28/2009	2,017,980
1,000,000	Gannett Co., Inc., Note, 4.95%, 4/1/2005	1,011,270
2,000,000	General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	2,060,860
2,000,000	Hertz Corp., Note, 7.40%, 3/1/2011	1,924,980
1,000,000	Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	1,049,550
2,500,000	Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	2,399,025
1,000,000	Ingersoll-Rand Co., MTN, (Series B), 6.51%, 12/1/2004	1,038,420
1,000,000	International Lease Finance Corp., MTN, (Series M), 5.95%, 6/6/2005	1,017,460
1,000,000	Kellogg Co., Note, (Series B), 6.00%, 4/1/2006	1,027,790
1,000,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 6.00%, 5/15/2006	1,009,160
1,000,000	PP&L Capital Funding, Inc., MTN, (Series C), 7.75%, 4/15/2005	1,032,670
2,000,000	Phillips Petroleum Co., Note, 6.375%, 3/30/2009	2,027,480
2,000,000	Time Warner, Inc., Deb., 7.57%, 2/1/2024	1,871,260
Principal Amount		Value

Corporate Bonds—continued
$1,000,000	Union Pacific Corp., Note, 5.75%, 10/15/2007	$ 1,004,600
2,000,000	Wyeth, Note, 6.70%, 3/15/2011	2,085,080

	Total Corporate Bonds (identified cost $42,645,149)	43,059,315

Government Agencies—13.8%
	Federal Home Loan Bank—2.7%
4,000,000	6.500%, 11/13/2009	4,264,080

	Federal Home Loan Mortgage Corporation—5.1%
3,000,000	Federal Home Loan Mortgage Corp., Note, 5.00%, 5/15/2004	3,089,430
5,000,000	5.375%, 8/16/2006	5,069,750

	Total	8,159,180

	Federal National Mortgage Association—6.0%
2,000,000	6.000%, 12/15/2005	2,109,300
3,000,000	6.625%, 11/15/2010	3,210,480
2,000,000	6.625%, 11/15/2030	2,088,820
2,000,000	7.000%, 7/15/2005	2,168,160

	Total	9,576,760

	Total Government Agencies (identified cost $21,727,075)	22,000,020

Mortgage Backed Securities—41.0%
	Federal Home Loan Mortgage Corporation—10.6%
32,949	5.500%, 4/1/2014	33,124
2,546,770	6.000% 4/1/2016	2,584,183
5,628,098	6.000%, 7/1/2029	5,596,468
2,933,860	6.500% 12/1/2021	3,009,025
5,395,842	7.500%, 9/1/2019	5,729,737

	Total	16,952,537

	Federal National Mortgage Association—14.6%
2,977,016	5.000% 2/1/2009	2,959,333
3,044,996	6.500% 11/1/2030	3,083,058
5,835,426	6.500% 1/1/2031	5,908,369
1,296,103	7.000% 12/1/2011	1,360,105
4,790,339	7.000% 1/1/2031	4,940,037
4,915,720	7.000% 3/1/2032	5,069,336

	Total	23,320,238

	Government National Mortgage Association—15.8%
4,753,582	6.000% 3/20/2031	4,692,689
4,642,945	6.500% 7/15/2028	4,741,608
4,968,936	6.500% 1/20/2029	5,048,141
3,210,572	7.000% 7/20/2028	3,314,915
4,560,249	7.000% 12/15/2028	4,722,685
2,745,408	7.000% 12/15/2030	2,848,360

	Total	25,368,398

	Total Mortgage Backed Securities (identified cost $63,833,636)	65,641,173

VISION Intermediate Term Bond Fund

Principal Amount		Value

U.S. Treasury Obligations—14.5%
	U.S. Treasury Bonds—8.2%
$4,500,000	7.250%, 5/15/2004	$ 4,853,835
2,000,000	7.500% 11/15/2016	2,371,900
1,500,000	8.125%, 8/15/2019	1,898,265
2,000,000	8.125%, 5/15/2021	2,554,640
1,000,000	10.625%, 8/15/2015	1,481,170

	Total	13,159,810

	U.S. Treasury Notes—6.3%
2,500,000	5.500% 5/31/2003	2,583,875
6,000,000	5.750% 11/15/2005	6,328,740
1,000,000	6.000% 8/15/2004	1,057,020

	Total	9,969,635

	Total U.S. Treasury Obligations (identified cost $22,614,784)	23,129,445

Shares		Value

Mutual Fund—3.2%
$5,190,610	Seven Seas Money Market Fund (at net asset value)	$ 5,190,610

	Total Investments (identified cost $157,579,326)	$160,618,632

(See Notes to Portfolios of Investments)

VISION U.S. Government Securities Fund
Portfolio of Investments
April 30, 2002

Principal Amount		Value

Asset-Backed Securities—0.1%
$ 44,444	Guaranteed Export Trust, Class C, 5.200%, 10/15/2004	$ 45,510
26,144	Provident Bank Home Equity Loan Trust 1996-1, Class A1, 7.600%, 10/25/2012	27,278
31,883	The Money Store Home Equity Trust 1992-C, Class A1, 6.200%, 10/15/2017	31,872

	Total Asset-Backed Securities (identified cost $100,249)	104,660

Collateralized Mortgage Obligations—4.1%
	Federal Home Loan Mortgage Corporation—1.7%
100,723	(Series 141-D), REMIC, 5.000%, 5/15/2021	101,309
105,000	(Series 1686-PJ), REMIC, 5.000%, 2/15/2024	97,322
105,000	(Series 1637-GA), REMIC, 5.800%, 6/15/2023	107,676
165,921	(Series 136-E), REMIC, 6.000%, 4/15/2021	170,038
314,000	(Series 1534-H), REMIC, 6.000%, 1/15/2023	309,372
71,870	(Series 112-I), REMIC, 6.500%, 1/15/2021	74,468
279,000	(Series 1577-PK), REMIC, 6.500%, 9/15/2023	277,778
176,000	(Series 1644-K), REMIC, 6.750%, 12/15/2023	175,644
58,000	(Series 33-H), REMIC, 7.500%, 6/25/2023	61,174
234,466	(Series 126-A), REMIC, 9.000%, 3/15/2005	253,600
317,036	(Series 6-C), REMIC, 9.050%, 6/15/2019	342,085

	Total	1,970,466

	Federal National Mortgage Association—2.4%
53,667	(Series L-DC), REMIC, 5.000%, 1/1/2006	54,362
42,000	(Series 1993-38-L), REMIC, 5.000%, 8/25/2022	41,995
152,000	(Series 1994-3-PL), REMIC, 5.500%, 1/25/2024	142,261
874,000	(Series 1992-136-PJ), REMIC, 6.000%, 5/25/2021	881,770
111,000	(Series 1993-198-K), REMIC, 6.000%, 12/25/2022	111,057
26,000	(Series 1993-160-PK), REMIC, 6.500%, 11/25/2022	26,507
175,000	(Series 1993-223-C), REMIC, 6.500%, 5/25/2023	178,713
415,000	(Series 1993-113-PK), REMIC, 6.500%, 7/25/2023	413,635
Principal Amount		Value

Collateralized Mortgage Obligations—continued
	Federal National Mortgage Association—continued
$ 554,000	(Series 1993-127-H), REMIC, 6.500%, 7/25/2023	$ 550,759
155,000	(Series 1993-202-J), REMIC, 6.500%, 11/25/2023	154,059
181,000	(Series 1994-55-H), REMIC, 7.000%, 3/25/2024	186,613
2,200	(Series G93-1-HA), REMIC, 7.500%, 2/25/2021	2,203

	Total	2,743,934

	Total Collateralized Mortgage Obligations (identified cost $4,394,805)	4,714,400

Corporate Bonds—23.7%
750,000	American Heavy Lift Shipping, 7.180%, 6/1/2017	802,218
1,195,000	Associates Corp. of North America, 6.375%, 11/15/2005	1,239,765
500,000	Baxter International, Inc., 5.250%, 5/1/2007	500,325
500,000	Bay State Gas Co., 9.200%, 6/6/2011	562,975
1,000,000	Boeing Co., 6.625%, 2/15/2038	953,730
100,000	Countrywide Mortgage Investments, 6.510%, 2/11/2005	103,998
450,000	Countrywide Mortgage Investments, 7.200%, 10/30/2006	474,165
1,866,660	ENSCO Offshore Co., 6.360%, 12/1/2015	1,902,472
3,300,000	El Salvador Aid, Government of, 6.530%, 7/1/2007	3,456,750
700,000	Ford Motor Co., 9.215%, 9/15/2021	772,534
59,000	Fortune Brands, Inc., 8.625%, 11/15/2021	67,977
3,000,000	General Electric Capital Corp., 5.375%, 3/15/2007	3,020,670
100,000	General Electric Capital Corp., 8.300%, 9/20/2009	113,103
1,000,000	Household Finance Corp., 5.750%, 1/30/2007	989,560
50,000	Loews Corp., 8.875%, 4/15/2011	56,114
1,270,148	NYNEX Corp., 9.550%, 5/1/2010	1,470,348
500,000	New Plan Excel Realty Trust, 6.800%, 5/15/2002	501,065
1,000,000	(2)Ohio National Life Insurance Co., 8.500%, 5/15/2026	1,015,100
60,000	Potomac Electric Power Co., 8.500%, 5/15/2027	60,413
125,000	Public Service Co. Colorado, 8.750%, 3/1/2022	129,222
4,565,205	Puerto Quetzal Power LLC, 6.470%, 6/15/2012	4,787,234
1,000,000	Travelers Property & Casualty Corp., 6.750%, 11/15/2006	1,044,090

VISION U.S. Government Securities Fund

Principal Amount		Value

Corporate Bonds—continued
$ 940,000	Vessel Management Service, 6.750%, 7/15/2025	$ 1,009,146
2,000,000	Wachovia Corp. N.A., 7.875%, 2/15/2010	2,195,080
370,000	Weingarten Realty Investors, 6.650%, 7/12/2027	385,018

	Total Corporate Bonds (identified cost $26,281,571)	27,613,072

Government Agencies—23.7%
	Department of Housing and Urban Development—2.1%
270,000	6.760%, 8/1/2006	275,792
360,000	6.930%, 8/1/2009	364,716
500,000	7.140%, 8/1/2007	534,670
1,200,000	7.660%, 8/1/2015	1,271,376

	Total	2,446,554

	Federal Home Loan Mortgage Corporation—0.2%
175,000	6.943%, 3/21/2007	190,972

	Federal National Mortgage Association—9.5%
53,000	5.125%, 2/13/2004	54,678
2,000,000	5.400%, 4/30/2007	2,020,520
2,000,000	6.250%, 2/17/2011	2,020,380
3,000,000	6.400%, 5/14/2009	3,084,300
3,500,000	7.125%, 6/15/2010	3,856,160

	Total	11,036,038

	Overseas Private Investment Corporation—3.0%
3,374,700	6.600%, 5/21/2016	3,514,953

	Private Export Funding Corporation—0.5%
500,000	6.490%, 7/15/2007	534,831
75,000	7.950%, 11/1/2006	81,620

	Total	616,451

	Small Business Administration—7.4%
611,884	5.600%, 9/1/2008	631,227
574,652	6.200%, 11/1/2007	601,473
622,712	6.700%, 3/1/2016	655,942
1,464,526	6.700%, 12/1/2016	1,542,435
3,701,649	6.950%, 11/1/2016	3,935,832
143,497	7.300%, 5/1/2017	154,556
145,657	7.300%, 9/1/2019	156,751
35,446	8.850%, 8/1/2011	39,130
339,872	9.250%, 2/1/2008	373,358
480,811	9.650%, 5/1/2010	532,890

	Total	8,623,594

	Tennessee Valley Authority—1.0%
1,195,619	7.430%, 4/1/2022	1,161,663

	Total Government Agencies (identified cost $26,778,750)	27,590,225

Principal Amount		Value

Mortgage Backed Securities—11.3%
	Federal Home Loan Mortgage Corporation—2.3%
$ 92,950	7.000%, 11/1/2007	$ 95,323
81,517	7.000%, 7/1/2008	83,835
174,771	7.000%, 8/1/2008	179,742
184,432	7.000%, 11/1/2008	189,678
57,574	7.000%, 11/1/2010	60,506
85,362	7.000%, 11/1/2017	89,790
5,091	7.250%, 1/1/2005	5,178
16,722	7.250%, 11/1/2009	16,952
14,755	7.500%, 7/1/2007	15,243
97,992	7.500%, 3/1/2008	101,422
49,594	7.500%, 6/1/2008	51,469
17,240	7.500%, 11/1/2009	17,892
40,819	7.500%, 12/1/2010	42,247
14,920	7.500%, 3/1/2017	15,862
204,291	7.500%, 8/1/2017	217,762
1,070	8.000%, 5/1/2002	1,079
2,729	8.000%, 5/1/2006	2,833
130,112	8.000%, 11/1/2006	135,601
3,416	8.000%, 3/1/2007	3,548
25,104	8.000%, 9/1/2007	26,250
220,840	8.000%, 11/1/2008	231,674
9,300	8.000%, 1/1/2010	9,693
29,684	8.000%, 12/1/2010	31,141
17,547	8.250%, 12/1/2007	18,446
3,424	8.250%, 5/1/2008	3,475
25,202	8.250%, 5/1/2009	26,584
28,036	8.250%, 8/1/2009	29,574
699	8.500%, 6/1/2002	702
64,697	8.500%, 7/1/2004	66,157
947	8.500%, 4/1/2006	953
29,001	8.500%, 9/1/2009	30,651
759,214	8.500%, 8/1/2017	831,339
1,803	8.750%, 8/1/2008	1,908
2,937	9.000%, 9/1/2019	3,212
35,046	9.250%, 6/1/2002	35,162

	Total	2,672,883

	Federal National Mortgage Association—3.8%
286,045	6.000%, 5/1/2009	294,984
25,027	6.000%, 1/1/2014	25,414
23,756	6.500%, 4/1/2004	24,090
3,224,262	7.000%, 1/1/2025	3,370,354
214,997	7.500%, 2/1/2014	221,649
78,599	8.000%, 1/1/2006	81,595
129,481	8.000%, 6/1/2008	135,212
78,363	8.000%, 1/1/2010	82,403
71,928	8.000%, 8/1/2021	77,367
54,853	8.250%, 7/1/2009	57,548
3,243	8.500%, 10/1/2002	3,243
20,189	8.500%, 3/1/2012	21,498
16,155	8.750%, 5/1/2010	17,135
1,768	9.000%, 12/1/2002	1,768
18,936	9.000%, 10/1/2006	19,715
26,892	9.750%, 9/1/2017	26,892

	Total	4,460,867

VISION U.S. Government Securities Fund

Principal Amount		Value

Mortgage Backed Securities—continued
	Government National Mortgage Association—5.2%
$ 564	6.500%, 9/15/2002	$ 565
1,001	6.500%, 10/15/2002	1,002
1,971	6.500%, 12/15/2002	1,972
45,435	6.500%, 12/15/2003	45,680
687,044	7.000%, 5/15/2023	717,102
603,733	7.000%, 10/20/2023	626,186
7,148	7.250%, 2/15/2005	7,346
12,025	7.250%, 3/15/2005	12,358
21,481	7.250%, 3/15/2005	22,075
38,921	7.250%, 5/15/2005	40,226
5,853	7.250%, 7/15/2005	6,049
3,394	7.250%, 10/15/2005	3,515
10,767	7.250%, 11/15/2005	11,128
19,642	7.250%, 4/15/2006	20,339
15,508	7.500%, 12/15/2005	16,143
34,514	7.500%, 4/15/2007	36,012
42,059	7.500%, 5/15/2007	43,885
17,864	7.500%, 6/15/2007	18,639
17,421	7.500%, 6/20/2007	18,618
15,361	8.000%, 6/15/2006	16,101
7,048	8.000%, 8/15/2006	7,387
19,745	8.000%, 9/15/2006	20,695
86,307	8.000%, 11/15/2006	90,725
375,193	8.000%, 9/15/2007	395,551
81,117	8.000%, 10/15/2007	85,806
43,748	8.000%, 12/15/2009	46,263
81,464	8.000%, 2/15/2010	86,657
82,051	8.000%, 12/15/2016	88,265
9,847	8.000%, 7/15/2024	10,540
58,800	8.250%, 6/15/2008	62,276
30,837	8.375%, 4/15/2010	32,847
216,661	8.500%, 9/15/2008	229,791
2,243,296	8.500%, 10/15/2008	2,386,238
90,891	8.500%, 10/20/2009	95,805
45,784	8.500%, 11/15/2017	50,262
33,424	9.000%, 10/15/2008	35,894
62,916	9.000%, 9/15/2016	69,054
91,251	9.000%, 11/15/2016	100,462
155,154	9.000%, 2/15/2017	170,815
197,456	9.000%, 4/20/2023	213,868
63,194	9.000%, 10/20/2024	68,269

	Total	6,012,411

	Total Mortgage Backed Securities (identified cost $12,851,674)	13,146,161

Principal Amount or Shares		Value

Long-Term Municipals—4.2%
$ 1,226,889	Arkansas Development Finance Authority, 9.750%, 11/15/2005	$ 1,368,718
1,375,000	Boston, MA U.S. Government Guaranteed Notes, 6.930%, 8/1/2008	1,399,668
225,000	Chicago, IL, Public Building Commission, 7.000%, 1/1/2007	242,350
250,000	Connecticut Development Authority, 8.550%, 8/15/2008	269,320
265,000	Connecticut Municipal Electric Energy Cooperative, 5.700%, 1/1/2004	274,185
100,000	Greater Orlando (FL) Aviation Authority, 8.250%, 10/1/2004	109,657
190,000	Miami, FL, 8.650%, 7/1/2019	223,482
1,000,000	Tobacco Settlement Financing Corp., 6.360%, 5/15/2025	1,005,030

	Total Long-Term Municipals (identified cost $4,858,740)	4,892,410

U.S. Treasury Obligations—30.7%
	U.S. Treasury Bonds—16.5%
3,000,000	6.375%, 8/15/2027	3,246,540
13,000,000	13.750%, 8/15/2004	15,934,620

	Total	19,181,160

	U.S. Treasury Notes—14.2%
5,491,200	3.625%, 1/15/2008	5,736,602
7,500,000	4.750%, 11/15/2008	7,475,250
3,000,000	6.500%, 2/15/2010	3,288,870

	Total	16,500,722

	Total U.S. Treasury Obligations (identified cost $36,225,738)	35,681,882

Mutual Fund—2.3%
2,690,218	Seven Seas Money Market Fund, (at net asset value)	2,690,218

	Total Investments (identified cost $114,113,339)	$116,433,028

(See Notes to Portfolios of Investments)

VISION New York Tax-Free Money Market Fund
Portfolio of Investments
April 30, 2002

Principal Amount		Value

(4)Short-Term Municipals—100.1%
	New York—100.1%
$1,455,000	ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT), (Series 1999-2), Weekly VRDNs, (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$ 1,455,000
2,195,000	Albany, NY, IDA, (Series 2002: Corning Preserve/Hudson Riverfront), Weekly VRDNs, (Albany Local Development Corp.)/(KeyBank, N.A. LOC)	2,195,000
795,000	Albion, NY, CSD, 4.00%, (MBIA INS), 6/1/2002	795,726
3,000,000	Bath, NY, CSD, 3.20% BANs, 6/18/2002	3,001,227
1,545,000	Beacon, NY, 2.50% BANs, 12/27/2002	1,551,481
1,850,000	Chautauqua County, NY, IDA, IDRB, Weekly VRDNs, (Belknap Business Forms)/(KeyBank, N.A. LOC)	1,850,000
1,395,000	Chemung County, NY, 3.125% BANs, 8/15/2002	1,397,065
1,900,000	Dutchess County, NY, IDA, (Series 1998A), Weekly VRDNs, (Marist College)/(Bank of New York LOC)	1,900,000
3,000,000	East Moriches, NY, Unified Free School District, 3.125% BANs, 7/17/2002	3,002,000
1,515,000	Erie County, NY, IDA, (Series 1998), Weekly VRDNs, (B & G Properties LLC)/(HSBC Bank USA LOC)	1,515,000
2,960,000	Fairport, NY, CSD, 3.50% RANs, 6/28/2002	2,962,054
2,000,000	Freeport, NY, Unified Free School District, 3.25% TANs, 6/27/2002	2,003,076
2,000,000	Geneva, NY, City School District, 2.50% RANs, 10/30/2002	2,003,920
1,509,700	Guilderland, NY, 2.75% BANs, 5/2/2003	1,520,042
2,550,000	Herkimer County, NY, IDA, Civic Facility Revenue Bonds, (Series 2000), Weekly VRDNs, (Templeton Foundation)/(KeyBank, N.A. LOC)	2,550,000
900,000	Homer, NY, CSD, 3.25% RANs, 6/28/2002	900,600
3,500,000	Islip, NY, Unified Free School District, 3.125% TANs, 6/27/2002	3,501,727
2,500,000	Long Island, NY, Power Authority, (Series 1A), Weekly VRDNs, (Bayerische Hypotheken-und Vereinsbank AG LOC)	2,500,000
600,000	Long Island, NY, Power Authority, (Series 3A), Weekly VRDNs, (Morgan Guaranty Trust Co., New York LOC)	600,000
Principal Amount		Value

(4)Short-Term Municipals—continued
	New York—continued
$1,375,000	Long Island, NY, Power Authority, Floater Certificates, (Series 1998-66), Weekly VRDNs, (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	$ 1,375,000
2,400,000	Long Island, NY, Power Authority, (PA-513R), TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/29/2002	2,400,000
1,445,000	Long Island, NY, Power Authority, (PA-807R), TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/29/2002	1,445,000
8,300,000	Metropolitan Transportation Authority, NY, MERLOTs, (Series 1997C), Weekly VRDNs, (FGIC INS)/(Wachovia Bank N.A. LIQ)	8,300,000
1,995,000	Metropolitan Transportation Authority, NY, (PA-477R), 2.05% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/24/2002	1,995,000
1,430,000	Metropolitan Transportation Authority, NY, Trust Receipts, (Series 1997 FR/RI-9), Weekly VRDNs, (FGIC INS)/(Bank of New York LIQ)	1,430,000
2,200,000	Nassau County, NY, Interim Finance Authority, (Series 2001B-1), 2.50% BANs, 7/18/2002	2,204,674
2,000,000	Nassau County, NY, Interim Finance Authority, (Series 2001B-2), 2.50% BANs, 9/12/2002	2,006,881
1,000,000	Nassau County, NY, Interim Finance Authority, (Series 2001B-2), 2.50% BANs, 12/5/2002	1,004,696
830,000	New York City, NY, GO UT, (Series C), 4.10%, 8/15/2002	832,936
3,600,000	New York City, NY, IDA, (Series 2000), Weekly VRDNs, (National Center on Addiction and Substance Abuse at Columbia University)/(J.P. Morgan Chase & Co. LOC)	3,600,000
6,000,000	New York City, NY, IDA, Civic Facility Revenue Bonds, (Series 2000), Weekly VRDNs, (Columbia Grammar & Preparatory School)/(Allied Irish Banks PLC LOC)	6,000,000
2,200,000	New York City, NY, IDA, Revenue Bonds, Weekly VRDNs, (Children’s Oncology Society)/(Bank of New York LOC)	2,200,000
1,700,000	New York City, NY, IDA, (Series 2001), Weekly VRDNs, (Federation of Protestant Welfare Agencies, Inc.)/(Allied Irish Banks PLC LOC)	1,700,000

VISION New York Tax-Free Money Market Fund

Principal Amount		Value

(4)Short-Term Municipals—continued
	New York—continued
$1,000,000	New York City, NY, Municipal Water Finance Authority, (Series 2001 F-2), Weekly VRDNs, (Morgan Guaranty Trust Co., New York LIQ)	$ 1,000,000
3,000,000	New York City, NY, Municipal Water Finance Authority, (Series 4), 1.70% CP (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender 7/25/2002	3,000,000
1,400,000	New York City, NY, Municipal Water Finance Authority, Trust Receipts (Series 1997 FR/RI-6), Weekly VRDNs, (MBIA INS)/(Bank of New York LIQ)	1,400,000
8,820,000	New York City, NY, Transitional Finance Authority, (1999 Series A-1) Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	8,820,000
1,500,000	New York City, NY, Transitional Finance Authority, (1999 Series A-1) Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	1,500,000
2,500,000	New York City, NY, Transitional Finance Authority, Recovery Notes, (Series 2002A), 3.25% BANs, 10/2/2002	2,511,561
2,500,000	New York City, NY, Trust For Cultural Resources, (Series 2000), Weekly VRDNs, (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	2,500,000
6,700,000	New York City, NY, (PA-156), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,700,000
2,995,000	New York State Dormitory Authority, MERLOTS, (Series 2001-A30) Weekly VRDNs, (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,995,000
500,000	New York State Dormitory Authority, Revenue Bonds, (Series 2001A), 2.25% (NYSARC, Inc.)/(FSA INS), 7/1/2002	500,289
1,910,000	New York State Dormitory Authority, (Series 1993 PA-60), Weekly VRDNs, (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	1,910,000
4,510,000	New York State Energy Research & Development Authority, (Series B), Weekly VRDNs, (Rochester Gas & Electric Corp.)/(MBIA INS)/(Credit Suisse First Boston LIQ)	4,510,000
2,000,000	New York State HFA, (Series 2000A), Weekly VRDNs, (1501 Associates)/(FNMA LOC)	2,000,000
3,369,000	New York State HFA, Weekly VRDNs, (Special Surgery Hospital)/(J.P. Morgan Chase & Co. LOC)	3,369,000
Principal Amount		Value

(4)Short-Term Municipals—continued
	New York—continued
$2,200,000	New York State Local Government Assistance Corp., (Series 1995B), Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC)	$ 2,200,000
2,700,000	New York State Local Government Assistance Corp., (Series 1995E), Weekly VRDNs, (Landesbank Hessen-Thueringen, Frankfurt and Societe Generale, Paris LOCs)	2,700,000
400,000	New York State Medical Care Facilities Finance Agency, Weekly VRDNs, (Pooled Loan Program)/(J.P. Morgan Chase & Co. LOC)	400,000
1,500,000	New York State Mortgage Agency, (PA- 406), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)	1,500,000
2,000,000	New York State Mortgage Agency, (PA-422), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)	2,000,000
2,530,000	New York State Thruway Authority, (PA-172), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,530,000
6,000,000	New York State Thruway Authority, (PA-352), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)	6,000,000
1,800,000	Niagara Falls, NY, Bridge Commission, Revenue Bonds, (Series 1993A), Weekly VRDNs, (FGIC INS)/(Dexia Credit Local de France LIQ)	1,800,000
2,893,000	Onondaga County, NY, IDA, (Series 1999A), Weekly VRDNs, (Christian Brothers Academy of Syracuse, NY)/(KeyBank, N.A. LOC)	2,893,000
4,000,000	Port Authority of New York and New Jersey, (Series 2002-2), Weekly VRDNs, (Port Authority Equipment Note Agreement)	4,000,000
1,500,000	Riverhead, NY, IDA, IDRB, (Series 1998), Weekly VRDNs, (Altaire Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	1,500,000
2,200,000	Seneca County, NY, IDA, (Series 2000), Weekly VRDNs, (Kidspeace National Centers of New York, Inc.)/(KeyBank, N.A. LOC)	2,200,000
905,000	Seneca County, NY, IDA, Weekly VRDNs, (New York Chiropractic College)/(Fleet National Bank, N.A. LOC)	905,000
5,750,000	St. Lawrence County, NY, IDA, (Series 1998A), Weekly VRDNs, (Alcoa, Inc.)	5,750,000
2,000,000	Starpoint, NY, CSD, 2.375% BANs, 6/28/2002	2,001,088
3,005,000	Suffolk County, NY, IDA, (Series 1997B), Weekly VRDNs (Maryhaven Center of Hope)/(KeyBank, N.A. LOC)	3,005,000

VISION New York Tax-Free Money Market Fund

Principal Amount		Value

(4)Short-Term Municipals—continued
	New York—continued
$3,000,000	Sullivan West, NY, CSD, 3.05% BANs, 6/21/2002	$ 3,000,937
5,305,000	Triborough Bridge & Tunnel Authority, NY, 1991 Resolution, (Series 2000A), Weekly VRDNs, (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	5,305,000
3,000,000	Triborough Bridge & Tunnel Authority, NY, Trust Receipt, (Series 2000 FR/RI-N16), 1.40% TOBs (Bank of New York LIQ), Optional Tender 5/8/2002	3,000,000
9,000,000	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N17), Weekly VRDNs, (Bank of New York LIQ)	9,000,000
800,000	VRDC/IVRC Trust, (Series 1992A), Weekly VRDNs, (New York City Municipal Water Finance Authority)/(MBIA INS)/(Citibank N.A., New York LIQ)	800,000
Principal Amount		Value

(4)Short-Term Municipals—continued
	New York—continued
$ 200,000	VRDC/IVRC Trust, (Series 1993B), Weekly VRDNs, (Metropolitan Transportation Authority, NY)/(AMBAC INS)/(Citibank N.A., New York LIQ)	$200,000
1,000,000	VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs, (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase & Co., Inc., New York LIQ)	1,000,000
1,520,500	Vestal, NY, CSD, 3.20% BANs, 5/17/2002	1,520,597
2,000,000	Vestal, NY, 3.25% BANs, 7/19/2002	2,001,680
2,000,000	West Babylon, NY, Unified Free School District, 3.25% BANs, 8/9/2002	2,002,663
1,649,355	Yonkers, NY, IDA, Civic Facility Revenue Bonds, (Series 1994), Weekly VRDNs, (Consumers Union Facility)/(AMBAC INS)/(Dexia Credit Local de France LIQ)	1,649,355

	Total Investments (at amortized cost)	$187,278,275

(See Notes to Portfolios of Investments)

VISION Money Market Fund
Portfolio of Investments
April 30, 2002

Principal Amount		Value

(3)Corporate Obligations—60.9%
	Asset-Backed—7.7%
$ 50,000,000	Apreco, Inc., 1.770%, 5/28/2002	$ 49,933,625
75,000,000	CIESCO LP, 1.760%-1.810%, 5/7/2002-6/24/2002	74,874,488

	Total	124,808,113

	Banking—7.2%
22,000,000	Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG, Frankfurt), 1.900%, 5/28/2002	21,968,650
45,000,000	Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto Dominion Bank), 1.900%, 5/15/2002	44,966,750
50,000,000	Wells Fargo & Co., 1.760%, 7/19/2002	49,806,889

	Total	116,742,289

	Capital Equipment & Services—1.8%
30,000,000	Deere (John) Capital Corp., 1.650%, 7/15/2002	29,896,875

	Diversified Financials—4.6%
75,000,000	General Electric Capital Corp., 1.930%-2.050%, 9/3/2002-11/25/2002	74,368,819

	Financial Retail—3.7%
60,000,000	American Express Credit Corp., 1.820%-1.900%, 5/3/2002-8/7/2002	59,841,800

	Financial Services—12.9%
45,000,000	Asset Securitization Cooperative Corp., 1.800%, 6/5/2002	44,921,250
75,000,000	Citicorp, 1.750%, 6/10/2002	74,854,167
45,000,000	Nestle Capital Corp., 2.110%, 7/8/2002	44,820,650
45,000,000	Verizon Global Funding, 1.820%, 5/14/2002	44,970,425

	Total	209,566,492

	Food & Beverage—7.2%
45,000,000	Coca-Cola Co., 1.760%, 5/24/2002	44,949,400
72,000,000	Kraft Foods, Inc., 1.760%, 5/9/2002	71,971,840

	Total	116,921,240

	Insurance—11.0%
100,000,000	American General Finance Corp., 1.760%-1.780%, 5/1/2002-5/10/2002	99,978,000
35,000,000	Prudential Funding LLC, 2.020%, 5/3/2002	34,996,072
Principal Amount		Value

(3)Corporate Obligations—continued
	Insurance—continued
$ 45,000,000	Transamerica Finance Corp., 1.850%, 5/29/2002	$ 44,935,250

	Total	179,909,322

	Oil & Gas—2.7%
45,000,000	ChevronTexaco Corp., 1.760%, 5/31/2002	44,934,000

	Pharmaceuticals—2.1%
35,000,000	Abbott Laboratories, 1.720%, 6/4/2002	34,943,144

	Total Corporate Obligations	991,932,094

(3)U.S. Government Agencies—20.1%
	Federal National Mortgage Association—14.5%
30,000,000	1.735%, 6/13/2002	29,937,829
100,000,000	2.320%, 6/27/2002	99,632,667
50,000,000	2.010%, 8/19/2002	49,692,917
30,000,000	1.855%, 8/21/2002	29,826,867
27,000,000	2.370%, 12/13/2002	26,598,285

	Total	235,688,565

	Federal Home Loan Bank System—1.5%
25,000,000	1.730%, 5/16/2002	24,981,979

	Federal Home Loan Mortgage Corporation—1.3%
22,000,000	1.910%, 9/27/2002	21,826,084

	Student Loan Marketing Association—2.8%
45,000,000	1.820%, 3/21/2003	44,992,011

	Total U.S Government Agencies	327,488,639

(6)Notes-Variable—4.9%
80,000,000	Morgan Stanley, Dean Witter & Co., 1.925%, 5/1/2002	80,000,000

(7)Repurchase Agreement—14.1%
228,707,500	State Street Corp., 1.850%, dated 4/30/2002, due 5/1/2002	228,707,500

	Total Investments (at amortized cost)	$1,628,128,233

(See Notes to Portfolios of Investments)

VISION Treasury Money Market Fund
Portfolio of Investments
April 30, 2002
Principal Amount		Value

U.S. Treasury Obligations—53.4%
	U.S. Treasury Bills—44.8%
$ 345,000,000	United States Treasury Bills, 1.670%-2.030%, 5/2/2002-9/19/2002	$ 343,722,580

	U.S. Treasury Notes—8.6%
65,000,000	United States Treasury Notes, 4.250%-6.000%, 7/31/2002-3/31/2003	65,777,102

	Total U.S. Treasury Obligations	409,499,682

Principal Amount		Value

(7) Repurchase Agreements—46.6%
$175,000,000	Credit Suisse First Boston Corp., 1.850%, dated 4/30/2002, due 5/1/2002	$175,000,000
180,000,000	Goldman Sachs Group, LP, 1.850%, dated 4/30/2002, due 5/1/2002	180,000,000
2,591,500	State Street Corp., 1.850%, dated 4/30/2002, due 5/1/2002	2,591,500

	Total Repurchase Agreements	357,591,500

	Total Investments (at amortized cost)	$767,091,182

(See Notes to Portfolios of Investments)

Notes to Portfolios of Investments

The categories of investments are shown as a percentage of net assets at April 30, 2002.

(1)	Non-income producing security.
(2)
Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Directors. At April 30, 2002, these securities amounted to $262,447 and $1,015,100 which represent 0.2% and 0.9% of net assets for the Small Cap Stock Fund and the U.S. Government Securities Fund.

(3)	Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.
(4)
At April 30, 2002, 6.9%, 13.4% and 8.6% of the total investments at market value were subject to alternative minimum tax for New York Municipal Income Fund, Pennsylvania Municipal Income Fund and New York Tax-Free Money Market Fund, respectively. (unaudited)

(5)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(6)	Denotes variable rate securities with current rate and next demand date shown.
(7)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at April 30, 2002.

The following acronyms are used throughout this report:

ADR—American Depositary Receipt	IDRB—Industrial Development Revenue Bond
AMBAC—American Municipal Bond Assurance Corporation	INS—Insured
AMT—Alternative Minimum Tax	LIQ—Liquidity Agreement
BANs—Bond Anticipation Notes	LOC(s)—Letter(s) of Credit
CAPMAC—Capital Municipal Assurance Corporation	MBIA—Municipal Bond Insurance Association
COL—Collateralized	MERLOTS—Municipal Exempt Receipts—Liquidity Optional
CSD—Central School District	Tender Series
FGIC—Financial Guaranty Insurance Corporation	MTN—Medium Term Note
FHA—Federal Housing Administration	PCA—Pollution Control Authority
FHA/VA—Federal Housing Administration/Veterans Administration	PCRB—Pollution Control Revenue Bonds
FHLMC—Federal Home Loan Mortgage Corporation	RANs—Revenue Anticipation Notes
FNMA—Federal National Mortgage Association	REMIC—Real Estate Mortgage Investment Conduit
FSA—Financial Security Assurance	TANs—Tax Anticipation Notes
GNMA—Government National Mortgage Association	TOBs—Tender Option Bonds
GO—General Obligation	UT—Unlimited Tax
HFA—Housing Finance Agency	VRDNs—Variable Rate Demand Notes
IDA—Industrial Development Authority

VISION Fund	Cost of Investments for Federal Tax Purposes		Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
International Equity Fund	$42,773,748		$1,262,164	$3,581,006	$2,318,842	$45,810,769
Small Cap Stock Fund	93,609,860		21,963,947	29,376,132	7,412,185	115,398,216
Mid Cap Stock Fund	102,959,653		17,764,488	21,374,803	3,610,315	121,458,185
Large Cap Growth Fund	16,928,203		(112,089)	958,372	1,070,461	16,530,398
Large Cap Core Fund	115,678,409		16,033,181	24,771,235	8,738,054	129,871,288
Large Cap Value Fund	45,930,555		(1,775,755)	3,148,941	4,924,696	43,313,950
Managed Allocation Fund—Aggressive Growth	5,191,345		(323,032)	26,980	350,012	4,871,621
Managed Allocation Fund—Moderate Growth	8,253,346		(188,726)	57,297	246,023	8,166,387
Managed Allocation Fund—Conservative Growth	2,796,854		(34,828)	7,378	42,206	2,788,072
New York Municipal Income Fund	78,979,276		1,980,883	2,207,656	226,773	80,452,385
Pennsylvania Municipal Income Fund	76,123,446		3,339,017	3,388,482	49,465	84,757,989
Intermediate Term Bond Fund	157,890,803		2,727,829	3,221,496	493,667	159,945,700
U.S. Government Securities Fund	115,074,077		1,358,951	2,362,273	1,003,322	116,350,342
New York Tax-Free Money Market Fund	187,278,275	*	—	—	—	187,042,750
Money Market Fund	1,628,128,233	*	—	—	—	1,627,393,786
Treasury Money Market Fund	767,091,182	*	—	—	—	767,495,625

* at amortized cost

(See Notes which are an integral part of the Financial Statements)

VISION Group of Funds
Statements of Assets and Liabilities
April 30, 2002

	International Equity Fund	Small Cap Stock Fund	Mid Cap Stock Fund

Assets:

Investments in securities, at value	$44,035,912	$115,573,807	$120,724,141

Cash denominated in foreign currencies (identified cost $1,478,554)	1,495,973	—	—

Income receivable	262,496	50,293	58,723

Net receivable for foreign currency exchange contracts	68,998	—	—

Receivable for shares sold	52,000	180,705	160,654

Receivable for investments sold	317,100	565,502	612,406

Deferred organizational costs	—	—	—

Total assets	46,232,479	116,370,307	121,555,924

Liabilities:

Payable for investments purchased	300,632	557,395	—

Payable for shares redeemed	98,383	393,179	86,357

Accrued expenses	22,695	21,517	11,382

Total liabilities	421,710	972,091	97,739

Net Assets	$45,810,769	$115,398,216	$121,458,185

Net Assets Consist of:

Paid in capital	$49,945,654	$73,047,130	$109,588,385

Net unrealized appreciation (depreciation) of investments and translation of assets & liabilities in foreign currency	1,990,302	23,429,212	17,812,061

Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,319,737)	18,921,874	(5,942,161)

Accumulated undistributed (distributions in excess of) net investment income	194,550	—	(100)

Total Net Assets	$45,810,769	$115,398,216	$121,458,185

(See Notes which are an integral part of the Financial Statements)

Large Cap Growth Fund	Large Cap Core Fund	Large Cap Value Fund	Managed Allocation Fund—Aggressive Growth	Managed Allocation Fund—Moderate Growth

$16,816,114	$131,711,590	$44,154,800	$4,868,313	$8,064,620

—	—	—	—	—
20,791	82,722	39,125	2,999	13,667
—	—	—	—	—
32,909	291,875	20,414	13,373	98,468
160,526	1,785,246	569,749	—	—
—	—	31	—	—

17,030,340	133,871,433	44,784,119	4,884,685	8,176,755

497,625	3,534,209	1,427,860	—	—
2,000	434,982	39,447	7,000	1,930
317	30,954	2,862	6,064	8,438

499,942	4,000,145	1,470,169	13,064	10,368

$16,530,398	$129,871,288	$43,313,950	$4,871,621	$8,166,387

$19,127,196	$97,307,761	$45,148,722	$5,151,028	$8,314,518

10,315	16,121,000	(1,762,809)	(297,572)	(149,326)

(2,607,113)	16,148,547	(73,431)	18,165	905

—	293,980	1,468	—	290

$16,530,398	$129,871,288	$43,313,950	$4,871,621	$8,166,387

VISION Group of Funds
Statements of Assets and Liabilities—Continued
April 30, 2002

Total Net Assets—Continued	International Equity Fund		Small Cap Stock Fund		Mid Cap Stock Fund
Class A Shares	$45,753,963		$115,011,515		$119,407,156

Class B Shares	$56,806		$386,701		$2,051,029

Shares Outstanding:

Class A Shares	5,114,013		11,005,711		8,296,452

Class B Shares	6,389		37,330		145,005

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value Per Share

Class A Shares	$8.95		$10.45		$14.39

Class B Shares	$8.89		$10.36		$14.14

Offering Price Per Share*

Class A Shares	$9.47	**	$11.06	**	$15.23	**

Class B Shares	$8.89		$10.36		$14.14

Redemption Proceeds Per Share*

Class A Shares	$8.95		$10.45		$14.39

Class B Shares	$8.45	***	$9.84	***	$13.43	***

Investments, at identified cost	$42,137,241		$92,144,595		$102,912,080

*See “What Do Shares Cost” in the Prospectus.
**Computation of offering price per share 100/94.5 of net asset value.
***Computation of redemption proceeds per share 95/100 of net asset value.
****Computation of offering price per share 100/95 of net asset value.
*****Computation of offering price per share 100/95.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Large Cap Growth Fund		Large Cap Core Fund		Large Cap Value Fund		Managed Allocation Fund—Aggressive Growth		Managed Allocation Fund—Moderate Growth
$15,368,133		$129,434,318		$42,696,645		$4,871,621		$8,166,387

$1,162,265		$436,970		$617,305		—		—

1,943,166		15,846,650		4,142,619		513,488		841,902

149,793		54,142		60,451		—		—

$7.91		$8.17		$10.31		$9.49		$9.70

$7.76		$8.07		$10.21		—		—

$8.37	**	$8.65	**	$10.91	**	$9.99	****	$10.16	*****

$7.76		$8.07		$10.21		—		—

$7.91		$8.17		$10.31		$9.49		$9.70

$7.37	***	$7.67	***	$9.70	***	—		—

$16,805,799		$115,590,590		$45,917,609		$5,165,885		$8,213,946

VISION Group of Funds
Statements of Assets and Liabilities—Continued
April 30, 2002

	Managed Allocation Fund— Conservative Growth	New York Municipal Income Fund	Pennsylvania Municipal Income Fund
Assets:

Investments in securities, at value	$2,762,026	$80,960,159	$79,462,463

Investments in repurchase agreements, at amortized cost	—	—	—

Total investments	2,762,026	80,960,159	79,462,463

Cash	—	—	—

Income receivable	8,484	1,280,335	1,037,069

Receivable for shares sold	21,865	43,209	11,278

Receivable for investments sold	—	1,062,206	4,513,542

Total assets	2,792,375	83,345,909	85,024,352

Liabilities:

Income distribution payable	—	120,163	248,774

Payable to bank	—	1,656,234	—

Payable for investments purchased	—	1,040,280	—

Payable for shares redeemed	—	63,565	—

Accrued expenses	4,303	13,282	17,589

Total liabilities	4,303	2,893,524	266,363

Net Assets	$2,788,072	$80,452,385	$84,757,989

Net Assets Consist of:

Paid in capital	$2,815,628	$78,605,790	$85,008,663

Net unrealized appreciation (depreciation) of investments	(27,864)	1,966,656	3,339,017

Accumulated net realized gain (loss) on investments	308	(105,503)	(3,591,996)

Accumulated undistributed (distributions in excess of) net investment income	—	(14,558)	2,305

Total Net Assets	$2,788,072	$80,452,385	$84,757,989

(See notes which are an integral part of the Financial Statements)

Intermediate Term Bond Fund	U.S. Government Securities Fund	New York Tax-Free Money Market Fund	Money Market Fund	Treasury Money Market Fund

$160,618,632	$116,433,028	$187,278,275	$1,399,420,733	$409,499,682
—	—	—	228,707,500	357,591,500

160,618,632	116,433,028	187,278,275	1,628,128,233	767,091,182

—	—	96,427	200,223	—
2,018,422	2,380,259	1,230,295	224,835	818,228
152,935	72,061	9,100,397	1,403,385	377,287
—	—	—	—	—

162,789,989	118,885,348	197,705,394	1,629,956,676	768,286,697

598,459	249,772	72,856	732,711	639,009
—	—	—	—	—
2,057,075	2,241,607	1,520,041	—	—
155,343	22,697	9,034,762	1,476,064	16,816
33,412	20,930	34,985	354,115	135,247

2,844,289	2,535,006	10,662,644	2,562,890	791,072

$159,945,700	$116,350,342	$187,042,750	$1,627,393,786	$767,495,625

$175,428,009	$116,041,166	$187,042,750	$1,627,419,123	$767,495,625

3,039,306	2,319,689	—	—	—
(18,660,936)	(1,867,822)	—	14,756	—
139,321	(142,691)	—	(40,093)	—

$159,945,700	$116,350,342	$187,042,750	$1,627,393,786	$767,495,625

VISION Group of Funds
Statements of Assets and Liabilities—Continued
April 30, 2002

Total Net Assets—Continued	Managed Allocation Fund— Conservative Growth		New York Municipal Income Fund		Pennsylvania Municipal Income Fund
Class A Shares	$2,788,072		$80,452,385		$84,757,989

Class S Shares	—		—		—

Institutional Shares	—		—		—

Shares Outstanding:

Class A Shares	286,192		7,725,071		8,318,984

Class S Shares	—		—		—

Institutional Shares	—		—		—

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value Per Share

Class A Shares	$9.74		$10.41		$10.19

Class S Shares	—		—		—

Institutional Shares	—		—		—

Offering Price Per Share*

Class A Shares	$10.15	**	$10.90	***	$10.67	***

Redemption Proceeds Per Share*			—

Class A Shares	$9.74		$10.41		$10.19

Investments, at identified cost	$2,789,890		$78,993,503		$76,123,446

*See “What Do Shares Cost” in the Prospectus.
**Computation of offering price per share 100/96 of net asset value.
***Computation of offering price per share 100/95.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Intermediate Term Bond Fund		U.S. Government Securities Fund		New York Tax-Free Money Market Fund	Money Market Fund	Treasury Money Market Fund
$159,945,700		$116,350,342		$187,042,750	$1,512,433,259	$741,357,225

—		—		—	$112,155,813	$26,138,400

—		—		—	$2,804,714	—

16,821,333		12,255,851		187,042,750	1,512,456,805	741,357,604

—		—		—	112,157,561	26,138,021

—		—		—	2,804,757	—

$9.51		$9.49		$1.00	$1.00	$1.00

—		—		—	$1.00	$1.00

—		—		—	$1.00	$—

$9.96	***	$9.94	***	$—	—	—

$9.51		$9.49		$—	—	—

$157,579,326		$114,113,339		$187,278,275	$1,628,128,233	$767,091,182

VISION Group of Funds
Statements of Operations
Year Ended April 30, 2002

	International Equity Fund	Small Cap Stock Fund	Mid Cap Stock Fund

Investment Income:

Dividends	$831,236 (a)	$568,569	$1,214,661 (b)

Interest	28,873	154,269	70,307

Total investment income	860,109	722,838	1,284,968

Expenses:

Investment adviser fee	382,377	925,979	972,545

Administrative personnel and services fee	32,452	92,471	97,124

Custodian fees	86,521	5,447	5,721

Transfer and dividend disbursing agent fees and expenses	28,346	42,252	169,272

Directors’ fees	689	1,362	2,423

Auditing fees	2,509	6,958	7,573

Legal fees	5,027	2,046	6,150

Portfolio accounting fees	17,068	49,022	51,488

Distribution services fee—Class B Shares	155	1,207	12,184

Shareholder services fee—Class A Shares	95,542	271,944	281,981

Shareholder services fee—Class B Shares	52	402	4,061

Share registration costs	24,203	3,469	26,738

Printing and postage	5,109	6,233	20,983

Insurance premiums	177	1,243	759

Miscellaneous	5,012	5,440	8,242

Total expenses	685,239	1,415,475	1,667,244

Waivers and Reimbursement:

Waiver of investment adviser fee	(38,238)	—	—

Waiver of shareholder services fee—Class A Shares	(20,514)	(71,563)	(70,927)

Reimbursement of other operating expenses	—	—	—

Total waivers and reimbursement	(58,752)	(71,563)	(70,927)

Net expenses	626,487	1,343,912	1,596,317

Net investment income (net operating loss)	233,622	(621,074)	(311,349)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:

Net realized gain (loss) on investments and foreign currency transactions	(3,512,938)	19,347,122	(1,957,105)

Net realized gain on capital gain distributions from other investment companies	—	—	—

Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	1,996,503	(9,189,552)	1,521,154

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,516,435)	10,157,570	(435,951)

Change in net assets resulting from operations	$(1,282,813)	$9,536,496	$(747,300)

(a)	Includes dividend tax withheld expense of $98,569.
(b)	Includes dividend tax withheld expense of $5,093.
(c)	Includes dividend tax withheld expense of $781.
(d)	Includes dividend tax withheld expense of $5,936.
(e)	Includes dividend tax withheld expense of $52.

(See Notes which are an integral part of the Financial Statements)

Large Cap Growth Fund	Large Cap Core Fund	Large Cap Value Fund	Managed Allocation Fund— Aggressive Growth	Managed Allocation Fund— Moderate Growth

$158,019 (c)	$1,990,676 (d)	$629,685 (e)	$31,801	$108,855
19,493	102,670	39,922	2,984	8,035

177,512	2,093,346	669,607	34,785	116,890

122,938	1,400,392	276,427	7,075	11,116
12,275	139,852	33,519	2,402	3,773
723	8,237	1,975	141	222
20,856	63,315	50,779	23,650	31,772
276	2,213	937	43	67
—	7,767	2,186	—	—
115	4,462	622	77	783
6,508	74,138	17,770	1,273	2,001
5,095	1,805	2,673	—	—
11,679	104,100	—	—	—
1,698	602	891	—	—
26,022	11,765	27,761	18,453	15,518
4,525	15,895	15,798	3,290	2,561
785	1,484	1,066	1,143	2,344
5,429	1,801	18,553	5,328	3,921

218,924	1,837,828	450,957	62,875	74,078

(34,712)	—	—	(7,075)	(11,116)
(6,540)	(41,640)	—	—	—
—	—	—	(27,500)	(18,500)

(41,252)	(41,640)	—	(34,575)	(29,616)

177,672	1,796,188	450,957	28,300	44,462

(160)	297,158	218,650	6,485	72,428

(1,191,932)	22,419,942	(60,485)	(14,249)	(16,280)
—	—	—	46,044	40,284

75,012	(52,761,839)	(5,087,412)	(176,449)	(112,145)

(1,116,920)	(30,341,897)	(5,147,897)	(144,654)	(88,141)

$(1,117,080)	$(30,044,739)	$(4,929,247)	$(138,169)	$(15,713)

VISION Group of Funds
Statements of Operations—Continued
Year Ended April 30, 2002

	Managed Allocation Fund— Conservative Growth	New York Municipal Income Fund	Pennsylvania Municipal Income Fund

Investment Income:

Dividends	$63,386	$—	$—

Interest	3,623	3,804,879	4,179,070

Total investment income	67,009	3,804,879	4,179,070

Expenses:

Investment adviser fee	3,918	553,523	595,493

Administrative personnel and services fee	1,330	67,114	72,208

Custodian fees	78	3,954	4,253

Transfer and dividend disbursing agent fees and expenses	15,271	41,142	28,919

Directors’ fees	14	1,741	1,146

Auditing fees	10	432	5,385

Legal fees	18	1,881	3,197

Portfolio accounting fees	705	35,584	38,282

Distribution services fee—Class S Shares	—	—	—

Shareholder services fee—Class A Shares	—	—	63,795

Shareholder services fee—Class S Shares	—	—	—

Shareholder service fee—Institutional Shares	—	—	—

Share registration costs	16,271	15,953	8,291

Printing and postage	784	8,052	5,809

Taxes	989	—	—

Insurance premiums	—	1,267	1,192

Miscellaneous	3,703	649	2,528

Total expenses	43,091	731,292	830,498

Waivers and Reimbursement:

Waiver of investment adviser fee	(3,918)	(71,167)	(51,042)

Waiver of distribution services fee—Class S Shares	—	—	—

Waiver of shareholder services fee—Class A Shares	—	—	(25,518)

Waiver of shareholder services fee—Class S Shares	—	—	—

Waiver of shareholder services fee—Institutional Shares	—	—	—

Reimbursement of other operating expenses	(23,500)	—	—

Total waivers and reimbursement	(27,418)	(71,167)	(76,560)

Net expenses	15,673	660,125	753,938

Net investment income	51,336	3,144,754	3,425,132

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	(4,492)	210,620	737,494

Net realized gain on capital gain distributions from other investment companies	10,568	—	—

Net change in unrealized appreciation (depreciation) of investments	(27,670)	1,102,589	661,084

Net realized and unrealized gain (loss) on investments	(21,594)	1,313,209	1,398,578

Change in net assets resulting from operations	$29,742	$4,457,963	$4,823,710

(See Notes which are an integral part of the Financial Statements)

Intermediate Term Bond Fund	U.S. Government Securities Fund	New York Tax-Free Money Market Fund	Money Market Fund	Treasury Money Market Fund

$—	$—	$—	$—	$—
11,500,408	5,930,499	4,152,896	54,935,410	23,466,018

11,500,408	5,930,499	4,152,896	54,935,410	23,466,018

1,308,257	714,832	935,723	8,912,679	4,090,209
158,635	86,674	158,826	1,512,795	694,237
9,345	5,106	9,357	52,813	28,698
75,033	76,677	66,038	888,717	261,907
2,142	1,634	3,660	55,325	6,534
13,054	5,756	9,820	98,686	51,551
5,967	7,505	8,122	59,218	9,641
84,102	45,953	84,215	802,141	368,119
—	—	—	233,074	67,980
125,009	—	—	2,800,239	—
—	—	—	168,552	—
—	—	—	948	—
11,969	26,515	27,307	87,578	26,772
10,392	8,780	23,004	329,890	52,287
—	—	—	—	—
1,685	1,354	8,003	8,241	4,735
5,091	4,578	5,228	20,400	8,002

1,810,681	985,364	1,339,303	16,031,296	5,670,672

(429,856)	—	(168,430)	(2,673,111)	(736,238)
—	—	—	(7,789)	—
—	—	—	(560,048)	—
—	—	—	(4,360)	—
—	—	—	(568)	—
(75,006)	—	—	—	—

(504,862)	—	(168,430)	(3,245,876)	(736,238)

1,305,819	985,364	1,170,873	12,785,420	4,934,434

10,194,589	4,945,135	2,982,023	42,149,990	18,531,584

2,369,937	(96,564)	—	(25,337)	—
—	—	—	—	—
(958,516)	1,822,397	—	—	—

1,411,421	1,725,833	—	(25,337)	—

$11,606,010	$6,670,968	$2,982,023	$42,124,653	$18,531,584

VISION Group of Funds
Statements of Changes in Net Assets

	International Equity Fund(1)			Small Cap Stock Fund(1)
	Year Ended April 30, 2002	Period Ended April 30, 2001(2)	Year Ended June 30, 2000	Year Ended April 30, 2002	Period Ended April 30, 2001(2)	Year Ended June 30, 2000
Increase (Decrease) in Net Assets:

Operations:

Net investment income (operating loss)	$233,622	$24,425	$302,603	$(621,074)	$(902,408)	$(343,486)

Net realized gain (loss) on investments and foreign currency transactions	(3,512,938)	(1,461,585)	2,780,031	19,347,122	3,420,177	25,757,987

Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	1,996,503	(3,654,089)	2,013,467	(9,189,552)	(11,231,448)	(3,264,106)

Change in net assets resulting from operations	(1,282,813)	(5,091,249)	5,096,101	9,536,496	(8,713,679)	22,150,395

Distributions to Shareholders:

Distributions from net investment income

Class A Shares	(814,278)	—	(535,161)	—	—	—

Class B Shares	(545)	—	—	—	—	—

Distributions from net realized gain on investments and foreign currency transactions

Class A Shares	—	(2,805,623)	(511,261)	(3,692,802)	(13,841,167)	(18,983,848)

Class B Shares	—	—	—	(4,909)	—	—

Change in net assets resulting from distributions to shareholders	(814,823)	(2,805,623)	(1,046,422)	(3,697,711)	(13,841,167)	(18,983,848)

Share Transactions:

Proceeds from sales of shares	20,271,728	6,966,025	12,187,174	20,764,887	58,082,767	86,895,351

Net asset value of shares issued to shareholders in payment of distributions declared	324,947	1,201,992	408,746	3,355,762	13,566,276	18,728,504

Cost of shares redeemed	(7,609,378)	(10,047,065)	(11,454,151)	(28,094,868)	(84,486,316)	(99,376,242)

Change in net assets resulting from share transactions	12,987,297	(1,879,048)	1,141,769	(3,974,219)	(12,837,273)	6,247,613

Change in net assets	10,889,661	(9,775,920)	5,191,448	1,864,566	(35,392,119)	9,414,160

Net Assets:

Beginning of period	34,921,108	44,697,028	39,505,580	113,533,650	148,925,769	139,511,609

End of period	$45,810,769	$34,921,108	$44,697,028	$115,398,216	$113,533,650	$148,925,769

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$194,550	$152,222	$(312,494)	$—	$(613)	$(1,311)

(1)	Formerly Governor International Equity Fund, Governor Aggressive Growth Fund and Governor Established Growth Fund, respectively.
(2)	The Funds changed their fiscal year end from June 30 to April 30.

(See Notes which are an integral part of the Financial Statements)

Mid Cap Stock Fund		Large Cap Growth Fund		Large Cap Core Fund (1)
Year Ended April 30, 2002	Year Ended April 30, 2001	Year Ended April 30, 2002	Year Ended April 30, 2001	Year Ended April 30, 2002	Period Ended April 30, 2001(2)	Year Ended June 30, 2000

$(311,349)	$(197,995)	$(160)	$(22,401)	$297,158	$(525,292)	$174,280

(1,957,105)	7,962,946	(1,191,932)	(1,413,124)	22,419,942	11,575,917	51,706,557

1,521,154	(505,790)	75,012	(38,420)	(52,761,839)	(51,362,266)	(28,304,512)

(747,300)	7,259,161	(1,117,080)	(1,473,945)	(30,044,739)	(40,311,641)	23,576,325

—	—	—	(8,763)	—	—	(176,790)
—	—	—	(240)	—	—	—
—	—	—	—	—	—	(5,907)

—	(14,074,914)	—	—	(12,319,742)	(25,921,785)	(54,637,729)
—	(59,523)	—	—	(18,951)	—	—

—	(14,134,437)	—	(9,003)	(12,338,693)	(25,921,785)	(54,820,426)

21,075,801	22,610,695	6,461,101	7,556,504	34,572,346	48,198,627	87,957,373

—	12,503,976	—	6,234	11,352,830	24,829,377	53,919,438

(19,643,773)	(18,170,080)	(1,383,216)	(168,348)	(75,355,483)	(83,043,792)	(93,135,539)

1,432,028	16,944,591	5,077,885	7,394,390	(29,430,307)	(10,015,788)	48,741,272

684,728	10,069,315	3,960,805	5,911,442	(71,813,739)	(76,249,214)	17,497,171

120,773,457	110,704,142	12,569,593	6,658,151	201,685,027	277,934,241	260,437,070

$121,458,185	$120,773,457	$16,530,398	$12,569,593	$129,871,288	$201,685,027	$277,934,241

$(100)	$(127)	$—	$—	$293,980	$2,654	$1,533

VISION Group of Funds
Statements of Changes in Net Assets—Continued

	Large Cap Value Fund		Managed Allocation Fund— Aggressive Growth(1)
	Year Ended April 30, 2002	Year Ended April 30, 2001	Year Ended April 30, 2002	Period Ended April 30, 2001(2)	Year Ended June 30, 2000
Increase (Decrease) in Net Assets:

Operations:

Net investment income	$218,650	$253,740	$6,485	$9,357	$1,702

Net realized gain (loss) on investments	(60,485)	2,506,019	(14,249)	26,004	6,457

Net realized gain on capital gain distributions from other investment companies	—	—	46,044	—	45,256

Net change in unrealized appreciation (depreciation) of investments	(5,087,412)	1,328,888	(176,449)	(140,237)	8,435

Change in net assets resulting from operations	(4,929,247)	4,088,647	(138,169)	(104,876)	61,850

Distributions to Shareholders:

Distributions from net investment income

Class A Shares	(217,301)	(266,934)	(6,485)	(9,769)	(1,702)

Class B Shares	—	(114)	—	—	—

Distributions in excess of net investment income

Class A Shares	—	—	—	—	(1,478)

Distributions from net realized gain on investments

Class A Shares	(585,946)	(1,187,339)	(39,222)	(46,021)	(4,214)

Class B Shares	(5,253)	(1,534)	—	—	—

Change in net assets resulting from distributions to shareholders	(808,500)	(1,455,921)	(45,707)	(55,790)	(7,394)

Share Transactions:

Proceeds from sales of shares	17,149,257	11,945,391	3,663,981	606,255	1,151,088

Net asset value of shares issued to shareholders in payment of distributions declared	540,425	966,391	45,581	45,754	7,249

Cost of shares redeemed	(6,713,479)	(8,200,054)	(287,898)	(209,752)	(78,363)

Change in net assets resulting from share transactions	10,976,203	4,711,728	3,421,664	442,257	1,079,974

Change in net assets	5,238,456	7,344,454	3,237,788	281,591	1,134,430

Net Assets:

Beginning of period	38,075,494	30,731,040	1,633,833	1,352,242	217,812

End of period	$43,313,950	$38,075,494	$4,871,621	$1,633,833	$1,352,242

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,468	$—	$—	$—	$—

(1)	Formerly Governor Lifestyle Growth Fund, Governor Lifestyle Moderate Growth Fund, and Governor Lifestyle Conservative Growth Fund, respectively.
(2)	The Funds changed their fiscal year end from June 30 to April 30.

(See Notes which are an integral part of the Financial Statements)

Managed Allocation Fund—Moderate Growth(1)			Managed Allocation Fund—Conservative Growth(1)			New York Municipal Income Fund
Year Ended April 30, 2002	Period Ended April 30, 2001(2)	Year Ended June 30, 2000	Year Ended April 30, 2002	Period Ended April 30, 2001(2)	Year Ended June 30, 2000	Year Ended April 30, 2002	Year Ended April 30, 2001

$72,428	$18,996	$8,950	$51,336	$7,001	$4,986	$3,144,754	$2,822,721
(16,280)	(14,297)	(1,520)	(4,492)	(5,241)	(1,238)	210,620	40,922

40,284	—	66,033	10,568	—	13,295	—	—

(112,145)	(33,944)	(11,699)	(27,670)	2,206	(3,649)	1,102,589	3,117,517

(15,713)	(29,245)	61,764	29,742	3,966	13,394	4,457,963	5,981,160

(73,565)	(17,569)	(9,000)	(51,899)	(6,438)	(4,995)	(3,142,739)	(2,836,440)
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

(8,803)	(59,095)	(5,609)	(527)	(10,881)	(1,182)	—	—
—	—	—	—	—	—	—	—

(82,368)	(76,664)	(14,609)	(52,426)	(17,319)	(6,177)	(3,142,739)	(2,836,440)

6,973,217	987,947	1,013,278	2,687,249	229,927	183,374	20,209,605	35,273,609

82,025	69,305	11,924	50,990	15,590	4,841	1,597,624	1,371,565
(711,066)	(244,960)	(143,490)	(375,485)	(95,414)	(34,299)	(17,520,654)	(13,019,996)

6,344,176	812,292	881,712	2,362,754	150,103	153,916	4,286,575	23,625,178

6,246,095	706,383	928,867	2,340,070	136,750	161,133	5,601,799	26,769,898

1,920,292	1,213,909	285,042	448,002	311,252	150,119	74,850,586	48,080,688

$8,166,387	$1,920,292	$1,213,909	$2,788,072	$448,002	$311,252	$80,452,385	$74,850,586

$290	$1,427	$—	$—	$563	$—	$(14,558)	$(14,333)

VISION Group of Funds
Statements of Changes in Net Assets—Continued

	Pennsylvania Municipal Income Fund(1)			Intermediate Term Bond Fund(1)
	Year Ended April 30, 2002	Period Ended April 30, 2001(2)	Year Ended June 30, 2000	Year Ended April 30, 2002	Period Ended April 30, 2001(2)	Year Ended June 30, 2000
Increase (Decrease) in Net Assets:

Operations:

Net investment income	$3,425,132	$3,381,015	$4,586,449	$10,194,589	$12,260,605	$18,178,902

Net realized gain (loss) on investments	737,494	538,260	(4,867,666)	2,369,937	1,464,902	(15,658,140)

Net change in unrealized appreciation (depreciation) of investments	661,084	1,993,822	2,135,942	(958,516)	5,970,965	5,792,518

Change in net assets resulting from operations	4,823,710	5,913,097	1,854,725	11,606,010	19,696,472	8,313,280

Distributions to Shareholders:

Distributions from net investment income

Class A Shares	(3,457,141)	(3,361,327)	(4,574,099)	(10,537,578)	(12,248,489)	(18,133,008)

Class S Shares	—	—	—	—	—	—

Institutional Shares	—	—	—	—	—	—

Distributions from net realized gain on investments

Class A Shares	—	—	(88,712)	—	—	—

Change in net assets resulting from distributions to shareholders	(3,457,141)	(3,361,327)	(4,662,811)	(10,537,578)	(12,248,489)	(18,133,008)

Share Transactions:

Proceeds from sales of shares	12,209,799	7,673,783	42,044,692	26,476,776	19,940,685	72,228,909

Shares issued in connection with the transfer of assets from Governor U.S. Treasury Obligations Money Market Fund	—	—	—	—	—	—

Net asset value of shares issued to shareholders in payment of distributions declared	155,972	108,208	176,708	1,837,004	3,951,150	5,999,134

Cost of shares redeemed	(15,275,332)	(16,697,133)	(58,641,802)	(86,429,386)	(59,507,892)	(129,227,892)

Change in net assets resulting from share transactions	(2,909,561)	(8,915,142)	(16,420,402)	(58,115,606)	(35,616,057)	(50,999,849)

Change in net assets	(1,542,992)	(6,363,372)	(19,228,488)	(57,047,174)	(28,168,074)	(60,819,577)

Net Assets:

Beginning of period	86,300,981	92,664,353	111,892,841	216,992,874	245,160,948	305,980,525

End of period	$84,757,989	$86,300,981	$92,664,353	$159,945,700	$216,992,874	$245,160,948

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,305	$32,009	$12,321	$139,321	$65,610	$53,494

(1)	Formerly Governor Pennsylvania Municipal Bond Fund, and Governor Intermediate Term Income Fund, respectively.
(2)	The Funds changed their fiscal year end from June 30 to April 30.

(See Notes which are an integral part of the Financial Statements)

U.S. Government Securities Fund		New York Tax-Free Money Market Fund		Money Market Fund		Treasury Money Market Fund
Year Ended April 30, 2002	Year Ended April 30, 2001	Year Ended April 30, 2002	Year Ended April 30, 2001	Year Ended April 30, 2002	Year Ended April 30, 2001	Year Ended April 30, 2002	Year Ended April 30, 2001

$4,945,135	$4,692,119	$2,982,023	$5,518,588	$42,149,990	$81,963,219	$18,531,584	$37,013,797
(96,564)	166,348	—	—	(25,337)	—	—	—

1,822,397	3,197,638	—	—	—	—	—	—

6,670,968	8,056,105	2,982,023	5,518,588	42,124,653	81,963,219	18,531,584	37,013,797

(6,139,293)	(4,704,968)	(2,982,023)	(5,518,588)	(40,321,122)	(78,322,062)	(17,978,918)	(35,813,489)
—	—	—	—	(1,823,120)	(3,641,157)	(552,666)	(1,200,308)
—	—	—	—	(5,748)	—	—	—

—	—	—	—	—	—	—	—

(6,139,293)	(4,704,968)	(2,982,023)	(5,518,588)	(42,149,990)	(81,963,219)	(18,531,584)	(37,013,797)

46,587,996	38,486,665	2,194,740,601	1,536,158,356	135,324,350,616	100,462,993,687	34,053,760,815	22,924,116,548

—	—	—	—	—	—	—	15,404,486

3,210,442	2,383,939	1,714,421	2,856,794	22,888,383	42,093,952	2,061,620	3,912,680
(22,959,459)	(15,406,694)	(2,167,771,022)	(1,553,447,441)	(135,379,575,107)	(99,989,220,429)	(34,099,703,149)	(22,576,445,486)

26,838,979	25,463,910	28,684,000	(14,432,291)	(32,336,108)	515,867,210	(43,880,714)	366,988,228

27,370,654	28,815,047	28,684,000	(14,432,291)	(32,361,445)	515,867,210	(43,880,714)	366,988,228

88,979,688	60,164,641	158,358,750	172,791,041	1,659,755,231	1,143,888,021	811,376,339	444,388,111

$116,350,342	$88,979,688	$187,042,750	$158,358,750	$1,627,393,786	$1,659,755,231	$767,495,625	$811,376,339

$(142,691)	$(125,515)	$—	$—	$(40,093)	$—	$—	$—

VISION Group of Funds
Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,		Net Asset Value, beginning of period	Net Investment Income (Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions

International Equity Fund—Class A Shares(c)
1999	(d)	$10.00	0.11		0.48	0.59	—	—	—
2000	(f)	$10.59	0.08		1.28	1.36	(0.14)	—	(0.14)
2001	(g)(h)	$11.67	0.01	(i)	(1.31)	(1.30)	—	—	(0.71)
2002		$9.66	0.16		(0.71)	(0.55)	(0.16)	—	—
International Equity Fund—Class B Shares
2001	(j)	$10.25	(0.05	)(i)	(0.55)	(0.60)	—	—	—
2002		$9.65	0.20		(0.83)	(0.63)	(0.13)	—	—
Small Cap Stock Fund—Class A Shares(c)
1998	(f)	$10.24	(0.01)		1.30	1.29	—	—	(0.12)
1999	(f)	$11.41	(0.01)		1.00	0.99	—	(0.01)	(0.37)
2000	(f)	$12.02	(0.03)		1.60	1.57	—	—	(1.71)
2001	(g)(h)	$11.88	(0.08	)(i)	(0.64)	(0.72)	—	—	(1.14)
2002		$10.02	0.00	(m)	0.77	0.77	—	—	(0.34)
Small Cap Stock Fund—Class B Shares
2001	(j)	$9.75	(0.05	)(i)	0.31	0.26	—	—	—
2002		$10.01	(0.06)		0.75	0.69	—	—	(0.34)
Mid Cap Stock Fund—Class A Shares(l)
1998		$15.11	0.11		4.34	4.45	(0.09)	—	(3.34)
1999		$16.13	0.05		(1.67)	(1.62)	(0.07)	—	(0.99)
2000		$13.45	(0.01)		2.54	2.53	(0.02)	—	(0.45)
2001		$15.51	(0.03	)(i)	1.00	0.97	—	—	(1.97)
2002		$14.51	(0.00	)(m)	(0.12)	(0.12)	—	—	—
Mid Cap Stock Fund—Class B Shares
2000	(n)	$14.28	(0.03)		1.25	1.22	—	—	—
2001		$15.50	(0.15	)(i)	1.00	0.85	—	—	(1.97)
2002		$14.38	(0.07)		(0.17)	(0.24)	—	—	—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly Governor International Equity Fund and Governor Aggressive Growth Fund, respectively.
(d)	Reflects operations for the period from February 9, 1999 (date of public investment) to June 30, 1999.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the year ended June 30.
(g)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(h)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(i)	Based on average shares outstanding.
(j)	Reflects operations for the period from January 10, 2001 (date of public investment) to April 30, 2001.
(k)	Amount represents less than 0.01%.
(l)	Prior to October 15, 1999, reflects operations for Vision Growth and Income Fund.
(m)	Amount represents less than $0.01 per share.
(n)	Reflects operations for the period from March 15, 2000 (date of initial public investment) to April 30, 2000.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income (Operating Loss)		Expense Waiver/Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

—	$10.59	5.90%	0.98	%(e)	2.80	%(e)	1.86	%(e)	$39,506	17%
(0.28)	$11.67	12.87%	0.97%		0.72%		1.85%		$44,697	56%
(0.71)	$9.66	(11.41)%	1.46	%(e)	0.07	%(e)	0.42	%(e)	$34,916	73%
(0.16)	$8.95	(5.60)%	1.64%		0.61%		0.15%		$45,754	61%

—	$9.65	(5.85)%	4.04	%(e)	(0.50	)%(e)	0.00	%(k)(e)	$5	73%
(0.13)	$8.89	(6.42)%	2.44%		0.04%		0.10%		$57	61%

(0.12)	$11.41	12.72%	0.83%		(0.09)%		1.33%		$135,612	8%
(0.38)	$12.02	9.24%	1.04%		(0.05)%		1.47%		$139,512	18%
(1.71)	$11.88	16.31%	1.06%		(0.25)%		1.40%		$148,926	43%
(1.14)	$10.02	(6.57)%	1.30	%(e)	(0.83	)%(e)	0.17	%(e)	$113,499	21%
(0.34)	$10.45	8.03%	1.23%		(0.57)%		0.07%		$115,011	136%

—	$10.01	2.67%	0.89	%(e)	(0.72	)%(e)	—		$35	21%
(0.34)	$10.36	7.22%	2.05%		(1.35)%		—		$387	136%

(3.43)	$16.13	31.40%	1.21%		0.65%		—		$143,404	88%
(1.06)	$13.45	(9.26)%	1.20%		0.32%		—		$82,203	145%
(0.47)	$15.51	19.88%	1.54%		(0.13)%		—		$110,651	163%
(1.97)	$14.51	6.51%	1.39%		(0.17)%		—		$119,409	112%
—	$14.39	(0.83)%	1.39%		(0.26)%		0.06%		$119,407	91%

—	$15.50	8.54%	2.45	%(e)	(1.82	)%(e)	—		$53	163%
(1.97)	$14.38	5.69%	2.14%		(1.06)%		—		$1,364	112%
—	$14.14	(1.67)%	2.20%		(1.09)%		—		$2,051	91%

VISION Group of Funds
Financial Highlights—Continued

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income		Distributions from Net Realized Gain on Investments

Large Cap Growth Fund—Class A Shares
2000(c)	$10.00	0.01		0.03	0.04	—	—		—
2001	$10.04	(0.02	)(f)	(1.47)	(1.49)	(0.01)	—		—
2002	$8.54	0.00	(g)	(0.63)	(0.63)	—	—		—
Large Cap Growth Fund—Class B Shares
2000(h)	$10.31	0.00	(g)	(0.27)	(0.27)	—	—		—
2001	$10.04	(0.10	)(f)	(1.47)	(1.57)	(0.01)	—		—
2002	$8.46	(0.02)		(0.68)	(0.70)	—	—		—
Large Cap Core Fund—Class A Shares(i)
1997(j)	$10.00	0.08		1.13	1.21	(0.08)	—		—
1998(k)	$11.13	0.10		2.99	3.09	(0.10)	—		(0.06)
1999(k)	$14.06	0.06		2.16	2.22	(0.06)	—		(0.34)
2000(k)	$15.88	0.01		1.20	1.21	(0.01)	(0.00	)(h)	(3.41)
2001(l)(m)	$13.67	(0.03	)(f)	(1.93)	(1.96)	—	—		(1.31)
2002	$10.40	0.02		(1.60)	(1.58)	—	—		(0.65)
Large Cap Core Fund—Class B Shares
2001(n)	$11.70	(0.05	)(f)	(1.28)	(1.33)	—	—		—
2002	$10.37	(0.04)		(1.61)	(1.65)	—	—		(0.65)

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.
(d)	Computed on an annualized basis.
(e)	Represents less than 0.01%.
(f)	Based on average shares outstanding.
(g)	Amount represents less than $0.01 per share.
(h)	Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.
(i)	Formerly Governor Established Growth Fund.
(j)	Reflects operations for the period from December 2, 1996 (Date of initial public investment) to June 30, 1997.
(k)	Reflects operations for the year ended June 30.
(l)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30, to April 30.
(m)	Effective January 8, 2001, the Fund changed its investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(n)	Reflects operations for the period from January 18, 2001 (date of initial public investment) to April 30, 2001.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income (Operating loss)		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

—	$10.04	0.40%	0.00	%(d)(e)	1.23	%(d)	4.50	%(d)	$6,617	1%
(0.01)	$8.54	(14.87)%	1.51%		(0.23)%		0.14%		$12,128	52%
—	$7.91	(7.38)%	1.18%		0.04%		0.29%		$15,368	45%

—	$10.04	(2.62)%	0.00	%(d)(e)	0.99	%(d)	5.50	%(d)	$42	1%
(0.01)	$8.46	(15.66)%	2.51%		(1.16)%		0.14%		$442	52%
—	$7.76	(8.27)%	2.15%		(0.91)%		0.24%		$1,162	45%

(0.08)	$11.13	12.20%	0.44	%(d)	1.39	%(d)	1.01	%(d)	$190,914	1%
(0.16)	$14.06	27.92%	0.71%		0.77%		1.06%		$258,812	6%
(0.40)	$15.88	16.20%	0.91%		0.42%		1.19%		$260,437	2%
(3.42)	$13.67	9.31%	0.94%		0.07%		1.13%		$277,934	41%
(1.31)	$10.40	(15.87)%	1.12	%(d)	(0.26	)%(d)	0.09	%(d)	$201,609	33%
(0.65)	$8.17	(15.35)%	1.09%		0.18%		0.03%		$129,434	66%

—	$10.37	(11.37)%	0.79	%(d)	(0.62	)%(d)	—		$76	33%
(0.65)	$8.07	(16.10)%	2.07%		(0.82)%		—		$437	66%

VISION Group of Funds
Financial Highlights—Continued

(For a share outstanding throughout each period)

Year Ended April 30,		Net Asset Value, beginning of period	Net Investment Income (Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments

Large Cap Value Fund—Class A Shares(c)
1998	(d)	$9.99	0.08		1.47	1.55	(0.07)	—	—
1999		$11.47	0.19		0.78	0.97	(0.19)	—	(0.01)
2000		$12.24	0.18		(0.94)	(0.76)	(0.18)	—	(0.16)
2001		$11.14	0.09	(f)	1.24	1.33	(0.09)	—	(0.42)
2002		$11.96	0.06		(1.49)	(1.43)	(0.06)	—	(0.16)
Large Cap Value Fund—Class B Shares
2000	(g)	$11.18	0.05		0.12	0.17	(0.06)	—	(0.16)
2001		$11.13	(0.04	)(f)	1.24	1.20	(0.01)	—	(0.42)
2002		$11.90	(0.01)		(1.52)	(1.53)	—	—	(0.16)
Managed Allocation Fund—Aggressive Growth(h)
1999	(i)	$10.00	0.02		0.77	0.79	(0.02)	—	—
2000	(j)	$10.77	0.11		0.75	0.86	(0.11)	(0.03)	(0.00	)(k)
2001	(l)(m)	$11.49	0.07		(0.89)	(0.82)	(0.07)	—	(0.34)
2002		$10.26	0.02		(0.63)	(0.61)	(0.02)	—	(0.14)
Managed Allocation Fund—Moderate Growth(h)
1999	(n)	$10.00	0.04		0.56	0.60	(0.04)	—	—
2000	(j)	$10.56	0.18		0.54	0.72	(0.18)	—	(0.01)
2001	(l)(m)	$11.09	0.14		(0.48)	(0.34)	(0.14)	—	(0.49)
2002		$10.12	0.15		(0.39)	(0.24)	(0.16)	—	(0.02)

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly VISION Equity Income Fund, effective August 30, 1999.
(d)	Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.
(e)	Computed on an annualized basis.
(f)	Based on average shares outstanding.
(g)	Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.
(h)	Formerly Governor Lifestyle Growth Fund and Governor Lifestyle Moderate Growth Fund, respectively.
(i)	Reflects operations for the period from February 18, 1999 (date of initial public investment) to June 30, 1999.
(j)	Reflects operations for the year ended June 30.
(k)	Amount represents less than $0.01 per share.
(l)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(m)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(n)	Reflects operations for the period from February 4, 1999 (date of initial public investment) to June 30, 1999.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income (Operating Loss)		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.07)	$11.47	15.51%	1.08	%(e)	1.41	%(e)	0.52	%(e)	$37,403	11%
(0.20)	$12.24	8.59%	1.02%		1.67%		—		$45,582	55%
(0.34)	$11.14	(6.15)%	0.99%		1.53%		—		$30,721	88%
(0.51)	$11.96	12.36%	1.15%		0.77%		—		$37,847	80%
(0.22)	$10.31	(11.99)%	1.13%		0.56%		—		$42,697	63%

(0.22)	$11.13	1.62%	1.99	%(e)	0.17	%(e)	—		$10	88%
(0.43)	$11.90	11.11%	2.15%		(0.38)%		—		$229	80%
(0.16)	$10.21	(12.88)%	2.13%		(0.47)%		—		$617	63%

(0.02)	$10.77	7.87%	1.81	%(e)	0.07	%(e)	51.10	%(e)	$218	0%
(0.14)	$11.49	8.00%	1.64%		0.26%		9.53%		$1,352	28%
(0.41)	$10.26	(7.35)%	1.40	%(e)	0.76	%(e)	3.43	%(e)	$1,634	72%
(0.16)	$9.49	(5.92)%	1.00%		0.23%		1.22%		$4,872	4%

(0.04)	$10.56	6.02%	1.76	%(e)	1.17	%(e)	36.79	%(e)	$285	6%
(0.19)	$11.09	6.81%	1.64%		1.09%		7.85%		$1,214	32%
(0.63)	$10.12	(3.18)%	1.39	%(e)	1.70	%(e)	3.73	%(e)	$1,920	76%
(0.18)	$9.70	(2.39)%	1.00%		1.63%		0.67%		$8,166	2%

VISION Group of Funds
Financial Highlights—Continued

(For a share outstanding throughout each period)

Year Ended April 30,		Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Managed Allocation Fund—Conservative Growth(c)
1999	(d)	$10.00	0.07		0.15	0.22	(0.07)	—
2000	(f)	$10.15	0.25		0.24	0.49	(0.25)	(0.00	)(g)
2001	(h)(i)	$10.39	0.19	(j)	(0.10)	0.09	(0.20)	(0.39)
2002		$9.89	0.32	(j)	(0.17)	0.15	(0.30)	—
New York Municipal Income Fund
1998		$10.08	0.46		0.38	0.84	(0.46)	(0.04)
1999		$10.42	0.46		0.19	0.65	(0.46)	(0.09)
2000		$10.52	0.46		(0.75)	(0.29)	(0.46)	(0.05)
2001		$9.72	0.45		0.52	0.97	(0.45)	—
2002		$10.24	0.41	(k)	0.17 (k)	0.58	(0.41)	—
Pennsylvania Municipal Income Fund(c)
1997	(l)	$10.21	0.34		0.06	0.40	(0.32)	(0.00	)(g)
1998	(f)	$10.29	0.49		0.11	0.60	(0.50)	—
1999	(f)	$10.39	0.47		(0.26)	0.21	(0.48)	(0.07)
2000	(f)	$10.05	0.46		(0.27)	0.19	(0.46)	(0.01)
2001	(h)(i)	$9.77	0.37		0.26	0.63	(0.37)	—
2002		$10.03	0.41		0.16	0.57	(0.41)	—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly Governor Lifestyle Conservative Growth Fund and Governor Pennsylvania Municipal Bond Fund, respectively.
(d)	Reflects operations for the period from February 3, 1999 (date of initial public investment) to June 30, 1999.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the year ended June 30.
(g)	Amount represents less than $0.01 per share.
(h)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(i)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(j)	Based on average shares outstanding.
(k)
Effective May 1, 2001, New York Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change had no effect on net investment income per share and net realized gain/loss per share, and increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(l)	Reflects operations for the period from October 1, 1996 (date of initial public investment) to June 30, 1997.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.07)	$10.15	2.21%	1.79	%(e)	2.57	%(e)	92.41	%(e)	$150	2%
(0.25)	$10.39	4.94%	1.65%		2.19%		25.56%		$311	28%
(0.59)	$9.89	0.94%	1.38	%(e)	2.71	%(e)	17.68	%(e)	$448	91%
(0.30)	$9.74	1.60%	1.00%		3.28%		1.75%		$2,788	19%

(0.50)	$10.42	8.37%	0.96%		4.35%		0.31%		$43,456	45%
(0.55)	$10.52	6.37%	0.82%		4.38%		0.20%		$52,860	44%
(0.51)	$9.72	(2.71)%	0.85%		4.60%		0.20%		$48,081	34%
(0.45)	$10.24	10.11%	0.88%		4.36%		0.14%		$74,851	50%
(0.41)	$10.41	5.74%	0.83%		3.98	%(k)	0.09%		$80,452	46%

(0.32)	$10.29	3.98%	0.37	%(e)	4.46	%(e)	0.86	%(e)	$123,194	98%
(0.50)	$10.39	5.89%	0.58%		4.65%		0.92%		$118,685	62%
(0.55)	$10.05	1.94%	0.59%		4.45%		1.00%		$111,893	90%
(0.47)	$9.77	1.96%	0.59%		4.59%		0.93%		$92,664	96%
(0.37)	$10.03	6.53%	0.82	%(e)	4.46	%(e)	0.16	%(e)	$86,301	37%
(0.41)	$10.19	5.80%	0.89%		4.03%		0.09%		$84,758	22%

VISION Group of Funds
Financial Highlights—Continued

(For a share outstanding throughout each period)

Year Ended April 30,		Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income		Distributions from Net Realized Gain on Investments

Intermediate Term Bond Fund (c)
1997	(d)	$10.00	0.36		(0.23)	0.13	(0.36)	—		—
1998	(f)	$9.77	0.62		0.33	0.95	(0.62)	—		—
1999	(f)	$10.10	0.59		(0.50)	0.09	(0.59)	—		(0.11)
2000	(f)	$9.49	0.60		(0.31)	0.29	(0.60)	—		—
2001	(g)(h)	$9.18	0.49		0.28	0.77	(0.49)	—		—
2002		$9.46	0.55	(i)	0.04 (i)	0.59	(0.54)	—		—
U.S. Government Securities Fund
1998		$9.28	0.60		0.34	0.94	(0.60)	(0.01	)(j)	—
1999		$9.61	0.58		(0.08)	0.50	(0.58)	—		(0.02)
2000		$9.51	0.59		(0.49)	0.10	(0.59)	—		—
2001		$9.02	0.59		0.41	1.00	(0.58)	—		—
2002		$9.44	0.59	(k)	0.03 (k)	0.62	(0.57)	—		—
New York Tax-Free Money Market Fund
1998		$1.00	0.03		—	0.03	(0.03)	—		—
1999		$1.00	0.03		—	0.03	(0.03)	—		—
2000		$1.00	0.03		—	0.03	(0.03)	—		—
2001		$1.00	0.03		—	0.03	(0.03)	—		—
2002		$1.00	0.02		—	0.02	(0.02)	—		—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly Governor Intermediate Term Income Fund.
(d)	Reflects operations for the period from December 2, 1996 (date of initial public investment) to June 30, 1997.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the year ended June 30.
(g)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(h)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(i)
Effective May 1, 2001, Intermediate Term Bond Fund adopted the provisions of the AICPA. Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.04, increase net realized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 5.68% to 5.45%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(j)
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(k)
Effective May 1, 2001, U.S. Government Securities Fund adopted the provisions of the AICPA. Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investment per share, but decreased the ratio of net investment income to average net assets from 6.0% to 4.84%. Per share, ratio and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.36)	$9.77	1.40%	0.37	%(e)	6.45	%(e)	0.84	%(e)	$207,859	329%
(0.62)	$10.10	9.95%	0.57%		6.27%		0.92%		$275,565	218%
(0.70)	$9.49	0.82%	0.56%		5.97%		0.98%		$305,981	149%
(0.60)	$9.18	3.18%	0.56%		6.38%		0.89%		$245,161	192%
(0.49)	$9.46	8.58%	0.70	%(e)	6.25	%(e)	0.22	%(e)	$216,993	80%
(0.54)	$9.51	6.34%	0.70%		5.45	%(i)	0.27%		$159,946	55%

(0.61)	$9.61	10.42%	1.03%		6.30%		0.09%		$53,922	70%
(0.60)	$9.51	5.31%	0.92%		5.95%		0.05%		$64,100	68%
(0.59)	$9.02	1.11%	0.93%		6.36%		0.05%		$60,165	46%
(0.58)	$9.44	11.43%	0.95%		6.27%		0.03%		$88,980	47%
(0.57)	$9.49	6.72%	0.96%		4.84	%(k)	—		$116,350	41%

(0.03)	$1.00	3.14%	0.50%		3.09%		0.28%		$73,345	—
(0.03)	$1.00	2.75%	0.58%		2.69%		0.14%		$110,291	—
(0.03)	$1.00	2.97%	0.60%		3.00%		0.09%		$172,791	—
(0.03)	$1.00	3.52%	0.62%		3.44%		0.09%		$158,359	—
(0.02)	$1.00	1.62%	0.63%		1.59%		0.09%		$187,043	—

VISION Group of Funds
Financial Highlights—Continued

(For a share outstanding throughout each period)

Year Ended April 30,		Net Asset Value, beginning of period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value, end of period	Total Return(a)

Money Market Fund—Class A Shares
1998		$1.00	0.05	(0.05)	$1.00	5.11%
1999		$1.00	0.05	(0.05)	$1.00	4.76%
2000		$1.00	0.05	(0.05)	$1.00	4.95%
2001		$1.00	0.06	(0.06)	$1.00	5.85%
2002		$1.00	0.02	(0.02)	$1.00	2.41%
Money Market Fund—Class S Shares
1999	(c)	$1.00	0.04	(0.04)	$1.00	3.98%
2000		$1.00	0.05	(0.05)	$1.00	4.69%
2001		$1.00	0.05	(0.05)	$1.00	5.59%
2002		$1.00	0.02	(0.02)	$1.00	2.13%
Treasury Money Market Fund—Class A Shares
1998		$1.00	0.05	(0.05)	$1.00	4.98%
1999		$1.00	0.04	(0.04)	$1.00	4.54%
2000		$1.00	0.05	(0.05)	$1.00	4.71%
2001		$1.00	0.05	(0.05)	$1.00	5.60%
2002		$1.00	0.02	(0.02)	$1.00	2.38%
Treasury Money Market Fund—Class S Shares
1999	(c)	$1.00	0.04	(0.04)	$1.00	3.77%
2000		$1.00	0.04	(0.04)	$1.00	4.45%
2001		$1.00	0.05	(0.05)	$1.00	5.34%
2002		$1.00	0.02	(0.02)	$1.00	2.12%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.
(d)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

Ratios to Average Net Assets
Expenses	Net Investment Income		Expense Waiver/Reimbursement(b)	Net Assets, end of period (000 omitted)

0.64%	5.00%		0.05%	$ 686,259
0.63%	4.64%		0.05%	$ 932,896
0.63%	4.87%		0.05%	$1,095,128
0.64%	5.67%		0.05%	$1,598,305
0.71%	2.39%		0.18%	$1,512,433

0.88%(d)	4.42	%(d)	0.05%(d)	$ 16,368
0.88%	4.71%		0.05%	$ 48,760
0.89%	5.48%		0.05%	$ 61,450
0.98%	1.96%		0.17%	$ 112,156

0.59%	4.96%		0.08%	$ 441,422
0.59%	4.49%		0.08%	$ 498,548
0.58%	4.62%		0.08%	$ 423,685
0.59%	5.45%		0.09%	$ 790,307
0.59%	2.27%		0.09%	$ 741,357

0.84%(d)	4.17	%(d)	0.08%(d)	$ 21,153
0.83%	4.36%		0.08%	$ 20,704
0.84%	5.26%		0.09%	$ 21,070
0.84%	2.03%		0.09%	$ 26,138

VISION Group of Funds
Notes to Financial Statements
April 30, 2002

Organization

VISION Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eighteen portfolios (individually referred to as the “Fund”, or collectively as the “Funds”). The following Funds are presented herein:

Portfolio Name	Investment Objective

VISION International Equity Fund (“International Equity Fund”) (formerly Governor International Equity Fund) (d)	Seeks long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

VISION Small Cap Stock Fund (“Small Cap Stock Fund”) (formerly Governor Aggressive Growth Fund) (d)	Seeks growth of capital.

VISION Mid Cap Stock Fund (“Mid Cap Stock Fund”) (d)	Seeks total return.

VISION Large Cap Growth Fund (“Large Cap Growth Fund”) (d)	Seeks to provide capital appreciation.

VISION Large Cap Core Fund (“Large Cap Core Fund”) (formerly Governor Established Growth Fund) (d)	Provide long-term capital appreciation. Current income is a secondary, non-fundamental investment consideration.

VISION Large Cap Value Fund (“Large Cap Value Fund”) (d)	Seeks to provide current income. Capital appreciation is a secondary investment consideration.

VISION Managed Allocation Fund – Aggressive Growth (“Aggressive Growth Fund”)(formerly Governor Lifestyle Growth Fund) (d)	Seeks capital appreciation.

VISION Managed Allocation Fund – Moderate Growth (“Moderate Growth Fund”) (formerly Governor Lifestyle Moderate Growth Fund) (d)	Seeks capital appreciation and, secondarily, income.

VISION Managed Allocation Fund – Conservative Growth (“Conservative Growth Fund”) (formerly Governor Lifestyle Conservative Growth Fund) (d)	Seeks capital appreciation and income.

VISION New York Municipal Income Fund (“New York Municipal Income Fund”) (n)
Seeks current income that is exempt from federal regular income tax, and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

VISION Pennsylvania Municipal Income Fund (“Pennsylvania Municipal Income Fund”) (formerly Governor Pennsylvania Municipal Bond Fund) (n)	Seeks income exempt from both federal and Pennsylvania state income taxes, and preservation of capital.

VISION Intermediate Term Bond Fund (“Intermediate Term Bond Fund”) (formerly Governor Intermediate Term Income Fund) (d)	Seeks current income with long-term growth of capital as a secondary objective.

VISION U.S. Government Securities Fund (“U.S. Government Securities Fund”) (d)	Seeks current income. Capital appreciation is a secondary, non-fundamental investment consideration.

VISION Group of Funds

Portfolio Name	Investment Objective

VISION New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”) (n)	Seeks a high a level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

VISION Money Market Fund (“Money Market Fund”) (d)	Seeks current income with liquidity and stability of principal.

VISION Treasury Money Market Fund (“Treasury Money Market Fund”) (d)	Seeks current income with liquidity and stability of principal.

(d)  Diversified
(n)  Non-diversified

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

International Equity Fund is the successor to Governor International Equity Fund; Small Cap Stock Fund is the successor to Governor Aggressive Growth Fund; Large Cap Core Fund is the successor to Governor Established Growth Fund; Managed Allocation Fund—Aggressive Growth is the successor to Governor Lifestyle Growth Fund; Managed Allocation Fund—Moderate Growth is the successor to Governor Lifestyle Moderate Growth Fund and Managed Allocation Fund—Conservative Growth is the successor to Governor Lifestyle Conservative Growth Fund; Pennsylvania Municipal Income Fund is the successor to Governor Pennsylvania Municipal Bond Fund; Intermediate Term Bond Fund is the successor to Governor Intermediate Term Income Fund pursuant to a reorganization that took place on January 8, 2001. Prior to that date, each VISION fund had no investment operations. Accordingly, the information in these financial statements for periods prior to January 8, 2001 is historical information for the corresponding Governor Fund.

Effective September 4, 2001, Institutional Class Shares were added to Money Market Fund; financial highlights for these shares are presented separately.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”).

Investment Valuations—The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating funds, listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. Government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Repurchase Agreements—It is each Fund’s policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to

VISION Group of Funds

honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds along with other affiliated investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. International Equity Fund, Small Cap Stock Fund, Mid Cap Stock Fund, Large Cap Growth Fund, Large Cap Core Fund, Large Cap Value Fund, Money Market Fund and Treasury Money Market Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments of currency gains and losses, and net operating losses. The following reclassifications have been made to the financial statements.

	Increase (Decrease)
	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain(Loss)	Paid-in Capital
International Equity Fund	$623,529	$(623,523)	$(6)
Small Cap Stock Fund	621,687	—	(621,687)
Mid Cap Stock Fund	311,376	16,505	(327,881)
Large Cap Growth Fund	160	—	(160)
Large Cap Core Fund	(5,832)	—	5,832
Large Cap Value Fund	119	(119)	—
New York Municipal Income Fund	(15,097)	15,097	—
Pennsylvania Municipal Income Fund	2,305	—	(2,305)
Intermediate Term Bond Fund	632,952	(632,952)	—
U.S. Government Securities Fund	1,394,375	(1,394,375)	—
Money Market Fund	(40,093)	40,093	—

Change in Accounting Principle

As required effective May 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on debt securities. Prior to May 1, 2001, the Funds did not amortize long-term premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets on the Funds, but resulted in the following adjustments based on securities held by the funds on May 1, 2001.

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)
New York Municipal Income Fund	$12,857	$—	$(12,857)
Intermediate Bond Fund	(216,252)	105,515	110,737
U.S. Government Securities Fund	(217,393)	219,817	(2,424)

VISION Group of Funds

The effect of this change for the year ended April 30, 2002 was as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)
New York Municipal Income Fund	$2,240	$(870)	$(1,370)
Intermediate Bond Fund	(416,700)	215,960	200,740
U.S. Government Securities Fund	(1,176,870)	213,708	963,162

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation. For the Funds of the Trust not indicated above, the adoption of the Guide did not have any  effect on their financial statements.

Federal Taxes—It is the policy of the Funds to comply with the provisions of the Internal Revenue Code, as amended, (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At April 30, 2002 the following Funds, for federal tax purposes had capital loss carryforwards, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to	Capital Loss Carryforward to	Capital Loss Carryforward to	Capital Loss Carryforward to	Capital Loss Carryforward to	Capital Loss Carryforward to	Total Capital
Fund Name	Expire in 2003	Expire in 2004	Expire in 2007	Expire in 2008	Expire in 2009	Expire in 2010	Loss Carryforwards
International Equity	$—	$—	$—	$—	$—	$2,822,876	$2,822,876
Mid Cap Stock Fund	—	—	3,307,137	—	—	2,587,451	5,894,588
Large Cap Growth Fund	—	—	—	—	725,317	1,384,661	2,109,978
Large Cap Value Fund	—	—	—	—	—	60,485	60,485
Pennsylvania Municipal Income Fund	—	—	—	574,138	3,017,858	—	3,591,996
Intermediate Term Bond Fund	—	—	—	10,032,922	8,316,537	—	18,349,459
U.S. Government Securities Fund	—	—	—	447,818	—	78,709	526,527
New York Municipal Income Fund	—	—	—	60,628	59,102	—	119,730

Additionally, net realized capital and currency losses attributable to security transactions incurred after October 31, 2001, are treated as arising on the first day of the Fund’s next taxable year (May 1, 2002). The post-October losses for the Funds were as follows:

Fund Name	Post October Losses
International Equity Fund	$2,897,829
Mid Cap Stock Fund	100
Large Cap Growth Fund	374,731
U.S. Government Securities Fund	380,559
Money Market Fund	50

VISION Group of Funds

As of April 30, 2002, the tax composition of dividends was as follows:

Fund Name	Ordinary Income		Long-term Capital Gains
International Equity Fund	$814,823		$—
Small Cap Stock Fund	—		3,697,711
Large Cap Core Fund	—		12,338,693
Large Cap Value Fund	808,500		—
Managed Allocation Fund—Aggressive Growth	6,485		39,222
Managed Allocation Fund—Moderate Growth	73,610		8,758
Managed Allocation Fund—Conservative Growth	51,899		527
New York Municipal Income Fund	3,142,739	*	—
Pennsylvania Municipal Income Fund	3,457,141	*	—
Intermediate Term Bond Fund	10,537,578		—
U.S. Government Securities Fund	6,139,293		—
New York Tax-Free Money Market Fund	2,982,023	*	—
Money Market Fund	42,149,990		—
Treasury Money Market Fund	18,531,584		—
*
Included in these amounts are tax-exempt income of $3,137,195, $3,457,141 and $2,982,023 for New York Municipal Income, Pennsylvania Municipal Income and New York Tax-Free Money Market Fund, respectively.

As of April 30, 2002, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Ordinary Income		Undistributed Long- Term Gains	Unrealized Appreciation (Depreciation)
International Equity Fund	$305,254		$—	$1,262,164
Small Cap Stock Fund	—		20,387,139	21,963,947
Mid Cap Stock Fund	—		—	17,764,488
Large Cap Growth Fund	—		—	(112,089)
Large Cap Core Fund	293,980		16,236,366	16,033,181
Large Cap Value Fund	1,468		—	(1,775,755)
Managed Allocation Fund—Aggressive Growth	—		43,625	(323,032)
Managed Allocation Fund—Moderate Growth	290		40,305	(188,726)
Managed Allocation Fund—Conservative Growth	—		7,272	(34,828)
New York Municipal Income Fund	105,605	**	—	1,980,883
Pennsylvania Municipal Income Fund	251,079	**	—	3,339,017
Intermediate Term Bond Fund	737,780		—	2,727,829
U.S. Government Securities Fund	107,084		—	1,358,950
New York Tax-Free Money Market Fund	72,856	**	—	—
Money Market Fund	707,425		—	—
Treasury Money Market Fund	638,009		—	—
**	Included in these amounts are tax-exempt income of $102,786, $246,682 and $72,856 for New York Municipal Income, Pennsylvania Municipal Income and New York Tax Free Money Market Funds, respectively.

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of premium and discount and wash sales loss deferrals.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

VISION Group of Funds

Foreign Exchange Contracts—The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2002, the International Equity Fund had outstanding foreign currency exchange contracts as set forth below:

	Contracts to	In	Contracts	Net Unrealized Appreciation
Settlement Date	Deliver/Receive	Exchange for	at Value	(Depreciation)

Contracts Purchased:
May 15, 2002	7,100,000 Australian Dollar	$3,640,581	$3,811,344	$170,763
May 15, 2002	600,000 British Pound Sterling	858,666	873,150	14,484
May 15, 2002	4,150,000 Euro Currency	3,736,893	3,734,516	(2,377)
May 15, 2002	1,046,244 Euro Currency	915,778	941,498	25,720
May 15, 2002	189,700,000 Japanese Yen	1,434,744	1,477,931	43,187
May 15, 2002	5,450,000 Swedish Krona	529,358	529,096	(262)
May 15, 2002	1,600,000 Swiss Franc	971,730	986,789	15,059

Contracts Sold:
May 15, 2002	1,800,000 Australian Dollar	936,256	966,256	(30,000)
May 15, 2002	4,310,000 British Pound Sterling	6,180,502	6,272,124	(91,622)
May 15, 2002	3,250,000 Hong Kong Dollar	416,560	416,703	(143)
May 15, 2002	330,000,000 Japanese Yen	2,517,931	2,570,993	(53,062)
May 15, 2002	400,000 Singapore Dollar	216,708	220,796	(4,088)
May 15, 2002	9,500,000 Swedish Krona	915,778	922,277	(6,499)
May 15, 2002	900,000 Swiss Franc	542,908	555,070	(12,162)

	Net Unrealized Appreciation on Foreign Exchange Contracts			$68,998

Foreign Currency Translation—The International Equity Fund translates foreign currencies into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchase and sale of securities, and income and expense are translated at the prevailing rate of exchange on the respective dates of such transactions. The changes in foreign exchange rates on investments are not isolated on the Statement of Operations. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith by the Funds’ pricing committee.

VISION Group of Funds

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other—Investment transactions are accounted for on the trade date basis.

VISION Group of Funds

Capital Stock

At April 30, 2002, there were 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to International Equity Fund, Small Cap Stock Fund, Mid Cap Stock Fund, Large Cap Growth Fund, Large Cap Core Fund, Large Cap Value Fund, Managed Allocation Fund—Aggressive Growth, Managed Allocation Fund—Moderate Growth, Managed Allocation Fund—Conservative Growth, New York Municipal Income Fund, Pennsylvania Municipal Income Fund, Intermediate Term Bond Fund and U.S. Government Securities Fund; and 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to New York Tax-Free Money Market Fund; 6,000,000,000 shares of $0.001 par value capital stock of the Trust (2,000,000,000 authorized as to Class A Shares, 2,000,000,000 authorized as to Class S Shares and 2,000,000,000 authorized as to Institutional Class Shares) authorized with respect to Money Market Fund and 4,000,000,000 shares of $0.001 par value capital stock of the Trust (2,000,000,000 authorized as to Class A Shares and 2,000,000,000 authorized as to Class S Shares) authorized with respect to Treasury Money Market Fund. Capital paid-in for New York Tax-Free Money Market aggregated $187,042,750, par value was $187,043; Money Market aggregated $1,627,419,123, par value was $1,627,419, and Treasury Money Market aggregated $767,495,625, par value was $767,496. Transactions in capital stock were as follows:

	International Equity Fund
	Year Ended April 30, 2002		Period Ended April 30, 2001(a)		Year Ended June 30, 2000
Class A Shares	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,317,071	$20,220,549	669,427	$6,961,276	1,078,265	$12,187,174

Shares issued to shareholders in payment of distributions declared	38,391	324,402	118,891	1,201,992	34,885	408,746

Shares redeemed	(856,702)	(7,608,974)	(1,002,006)	(10,047,065)	(1,013,473)	(11,454,151)

Net change resulting from Class A Share transactions	1,498,760	$12,935,977	(213,688)	$(1,883,797)	99,677	$1,141,769

	International Equity Fund
	Year Ended April 30, 2002		Period Ended April 30, 2001(b)
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	5,867	$51,179	505	$4,749

Shares issued to shareholders in payment of distributions declared	65	545	—	—

Shares redeemed	(48)	(404)	—	—

Net change resulting from Class B Share transactions	5,884	$51,320	505	$4,749

Net change resulting from share transactions	1,504,644	$12,987,297	(213,183)	$(1,879,048)

	Small Cap Stock Fund
	Year Ended April 30, 2002		Period Ended April 30, 2001(a)		Year Ended June 30, 2000
Class A Shares	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,119,892	$20,407,059	5,524,508	$58,049,332	7,805,388	$86,895,351

Shares issued to shareholders in payment of distributions declared	356,474	3,350,853	1,288,345	13,566,276	1,936,764	18,728,504

Shares redeemed	(2,797,016)	(28,068,423)	(8,027,364)	(84,486,316)	(8,810,987)	(99,376,242)

Net change resulting from Class A Share transactions	(320,650)	$(4,310,511)	(1,214,511)	$(12,870,708)	931,165	$6,247,613

VISION Group of Funds

	Small Cap Stock Fund
	Year Ended April 30, 2002		Period Ended April 30, 2001(b)
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	35,927	$357,828	3,464	$33,435

Shares issued to shareholders in payment of distributions declared	524	4,909	—	—

Shares redeemed	(2,585)	(26,445)	—	—

Net change resulting from Class B Share transactions	33,866	$336,292	3,464	$33,435

Net change resulting from share transactions	(286,784)	$(3,974,219)	(1,211,047)	$(12,837,273)

	Mid Cap Stock Fund
	Year Ended April 30, 2002		Year Ended April 30, 2001
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,470,152	$20,279,831	1,436,501	$21,312,846

Shares issued to shareholders in payment of distributions declared	—	—	876,393	12,444,777

Shares redeemed	(1,404,964)	(19,533,399)	(1,216,151)	(18,133,951)

Net change resulting from Class A Share transactions	65,188	$746,432	1,096,743	$15,623,672

	Mid Cap Stock Fund
	Year Ended April 30, 2002		Year Ended April 30, 2001
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	58,027	$795,970	89,766	$1,297,849

Shares issued to shareholders in payment of distributions declared	—	—	4,190	59,199

Shares redeemed	(7,918)	(110,374)	(2,511)	(36,129)

Net change resulting from Class B Share transactions	50,109	$685,596	91,445	$1,320,919

Net change resulting from share transactions	115,297	$1,432,028	1,188,188	$16,944,591

	Large Cap Growth Fund
	Year Ended April 30, 2002		Year Ended April 30, 2001
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	686,206	$5,632,341	778,666	$7,109,812

Shares issued to shareholders in payment of distributions declared	—	—	644	5,994

Shares redeemed	(163,438)	(1,338,569)	(17,769)	(163,428)

Net change resulting from Class A Share transactions	522,768	$4,293,772	761,541	$6,952,378

VISION Group of Funds

	Large Cap Growth Fund
	Year Ended April 30, 2002		Year Ended April 30, 2001
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	103,098	$828,760	48,607	$446,692

Shares issued to shareholders in payment of distributions declared	—	—	26	240

Shares redeemed	(5,564)	(44,647)	(520)	(4,920)

Net change resulting from Class B Share transactions	97,534	$784,113	48,113	$442, 012

Net change resulting from share transactions	620,302	$5,077,885	809,654	$7,394,390

	Large Cap Core Fund
	Year Ended April 30, 2002		Period Ended April 30, 2001 (a)		Year Ended June 30, 2000
Class A Shares	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,646,229	$34,165,283	4,135,310	$48,117,433	6,346,779	$87,957,373

Shares issued to shareholders in payment of distributions declared	1,342,877	11,333,879	2,013,737	24,829,377	4,243,667	53,919,438

Shares redeemed	(8,535,161)	(75,345,853)	(7,083,137)	(83,036,947)	(6,668,074)	(93,135,539)

Net change resulting from Class A Share transactions	(3,546,055)	$(29,846,691)	(934,090)	$(10,090,137)	3,922,372	$48,741,272

	Large Cap Core Fund
	Year Ended April 30, 2002		Period Ended April 30, 2001 (c)
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	45,687	$407,063	8,062	$81,194

Shares issued to shareholders in payment of distributions declared	2,260	18,951	—	—

Shares redeemed	(1,145)	(9,630)	(722)	(6,845)

Net change resulting from Class B Share transactions	46,802	$416,384	7,340	$74,349

Net change resulting from share transactions	(3,499,253)	$(29,430,307)	(926,750)	$(10,015,788)

	Large Cap Value Fund
	Year Ended April 30, 2002		Year Ended April 30, 2001
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,545,342	$16,665,760	1,039,108	$11,728,847

Shares issued to shareholders in payment of distributions declared	51,256	535,172	87,801	964,816

Shares redeemed	(618,614)	(6,654,028)	(719,494)	(8,192,315)

Net change resulting from Class A Share transactions	977,984	$10,546,904	407,415	$4,501,348

VISION Group of Funds

	Large Cap Value Fund
	Year Ended April 30, 2002		Year Ended April 30, 2001
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	46,217	$483,497	18,909	$216,544

Shares issued to shareholders in payment of distributions declared	509	5,253	144	1,575

Shares redeemed	(5,492)	(59,451)	(697)	(7,739)

Net change resulting from Class B Share transactions	41,234	$429,299	18,356	$210,380

Net change resulting from share transactions	1,019,218	$10,976,203	425,771	$4,711,728

	Managed Allocation Fund—Aggressive Growth
	Year Ended April 30, 2002		Period Ended April 30, 2001 (a)		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	379,805	$3,663,981	56,846	$606,255	103,808	$1,151,088

Shares issued to shareholders in payment of distributions declared	4,835	45,581	4,179	45,754	641	7,249

Shares redeemed	(30,386)	(287,898)	(19,530)	(209,752)	(6,925)	(78,363)

Net change resulting from share transactions	354,254	$3,421,664	41,495	$442,257	97,524	$1,079,974

	Managed Allocation Fund—Moderate Growth
	Year Ended April 30, 2002		Period Ended April 30, 2001 (a)		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	716,547	$6,973,217	97,803	$987,947	94,448	$1,013,278

Shares issued to shareholders in payment of distributions declared	8,505	82,025	6,623	69,305	1,097	11,924

Shares redeemed	(72,992)	(711,066)	(24,057)	(244,960)	(13,057)	(143,490)

Net change resulting from share transactions	652,060	$6,344,176	80,369	$812,292	82,488	$881,712

	Managed Allocation Fund—Conservative Growth
	Year Ended April 30, 2002		Period Ended April 30, 2001 (a)		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	274,159	$2,687,249	23,421	$229,927	18,022	$183,374

Shares issued to shareholders in payment of distributions declared	5,272	50,990	1,558	15,590	472	4,841

Shares redeemed	(38,557)	(375,485)	(9,615)	(95,414)	(3,323)	(34,299)

Net change resulting from share transactions	240,874	$2,362,754	15,364	$150,103	15,171	$153,916

VISION Group of Funds

	New York Municipal Income Fund
	Year Ended April 30, 2002		Year Ended April 30, 2001
	Shares	Amount	Shares	Amount
Shares sold	1,940,141	$20,209,605	3,518,054	$35,273,609

Shares issued to shareholders in payment of distributions declared	153,236	1,597,624	135,951	1,371,565

Shares redeemed	(1,681,248)	(17,520,654)	(1,290,142)	(13,019,996)

Net change resulting from share transactions	412,129	$4,286,575	2,363,863	$23,625,178

	Pennsylvania Municipal Income Fund
	Year Ended April 30, 2002		Period Ended April 30, 2001 (a)		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,197,299	$12,209,799	769,878	$7,673,783	4,329,280	$42,044,692

Shares issued to shareholders in payment of distributions declared	15,298	155,972	10,868	108,208	18,000	176,708

Shares redeemed	(1,494,043)	(15,275,332)	(1,669,168)	(16,697,133)	(5,992,222)	(58,641,802)

Net change resulting from share transactions	(281,446)	$(2,909,561)	(888,422)	$(8,915,142)	(1,644,942)	$(16,420,402)

	Intermediate Term Bond Fund
	Year Ended April 30, 2002		Period Ended April 30, 2001 (a)		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,766,941	$26,476,776	2,122,988	$19,940,685	7,800,195	$72,228,909

Shares issued to shareholders in payment of distributions declared	191,924	1,837,004	424,556	3,951,150	647,909	5,999,134

Shares redeemed	(9,079,598)	(86,429,386)	(6,320,571)	(59,507,892)	(13,960,961)	(129,227,892)

Net change resulting from share transactions	(6,120,733)	$(58,115,606)	(3,773,027)	$(35,616,057)	(5,512,857)	$(50,999,849)

	U.S. Government Securities Fund
	Year Ended April 30, 2002		Year Ended April 30, 2001
	Shares	Amount	Shares	Amount
Shares sold	4,901,159	$46,587,996	4,166,597	$38,486,665

Shares issued to shareholders in payment of distributions declared	336,732	3,210,442	257,332	2,383,939

Shares redeemed	(2,407,976)	(22,959,459)	(1,664,875)	(15,406,694)

Net change resulting from share transactions	2,829,915	$26,838,979	2,759,054	$25,463,910

VISION Group of Funds

	New York Tax-Free Money Market Fund
	Year Ended April 30, 2002	Year Ended April 30, 2001
Shares sold	2,194,740,601	1,536,158,356

Shares issued to shareholders in payment of distributions declared	1,714,421	2,856,794

Shares redeemed	(2,167,771,022)	(1,553,447,441)

Net change resulting from share transactions	28,684,000	(14,432,291)

	Money Market Fund
Class A Shares	Year Ended April 30, 2002	Year Ended April 30, 2001
Shares sold	112,180,878,513	83,759,967,105

Shares issued to shareholders in payment of distributions declared	22,882,631	42,093,381

Shares redeemed	(112,289,609,561)	(83,298,883,597)

Net change resulting from Class A Share transactions	(85,848,417)	503,176,889

	Money Market Fund
Class S Shares	Year Ended April 30, 2002	Year Ended April 30, 2001
Shares sold	23,139,522,831	16,703,026,582

Shares issued to shareholders in payment of distributions declared	4	571

Shares redeemed	(23,088,815,283)	(16,690,336,832)

Net change resulting from Class S Share transactions	50,707,552	12,690,321

	Money Market Fund
Institutional Shares	Period Ended April 30, 2002 (d)	Year Ended April 30, 2001
Shares sold	3,949,272	—

Shares issued to shareholders in payment of distributions declared	5,748	—

Shares redeemed	(1,150,263)	—

Net change resulting from Institutional Share transactions	2,804,757	—

Net change resulting from share transactions	(32,336,108)	515,867,210

	Treasury Money Market Fund
Class A Shares	Year Ended April 30, 2002	Year Ended April 30, 2001
Shares sold	27,305,844,226	17,209,039,877

Shares issued to shareholders in payment of distributions declared	2,061,616	3,912,668

Shares redeemed	(27,356,854,865)	(16,846,330,483)

Net change resulting from Class A Share transactions	(48,949,023)	366,622,062

VISION Group of Funds

	Treasury Money Market Fund
Class S Shares	Year Ended April 30, 2002	Year Ended April 30, 2001
Shares sold	6,747,916,589	5,730,481,156

Shares issued to shareholders in payment of distributions declared	4	12

Shares redeemed	(6,742,848,284)	(5,730,115,002)

Net change resulting from Class S Share transactions	5,068,309	366,166

Net change resulting from share transactions	(43,880,714)	366,988,228

a)	Reflects operations for the period from July 1, 2000 to April 30, 2001.
b)	Reflects operations for the period from January 10, 2001 (date of initial public investment) to April 30, 2001.
c)	Reflects operations for the period from January 18, 2001 (date of initial public investment) to April 30, 2001.
d)	Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002.

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—M&T Asset Management, a department of Manufacturers and Traders Trust Company, the Funds’ investment adviser (the “Adviser” or “M&T”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to a contractual agreement between M&T and the Trust, the Adviser waived a portion of the management fee during the one year period ended January 8, 2002, for International Equity Fund, Managed Allocation Fund—Aggressive Growth, Managed Allocation Fund—Moderate Growth, Managed Allocation Fund—Conservative Growth, Pennsylvania Municipal Income Fund, Intermediate Term Bond Fund and Treasury Money Market Fund.

Fund Name	Annual Rate
International Equity Fund	1.00%
Small Cap Stock Fund	0.85%
Mid Cap Stock Fund	0.85%
Large Cap Growth Fund	0.85%
Large Cap Core Fund	0.85%
Large Cap Value Fund	0.70%
Managed Allocation Fund—Aggressive Growth	0.25%
Managed Allocation Fund—Moderate Growth	0.25%
Managed Allocation Fund—Conservative Growth	0.25%
New York Municipal Income Fund	0.70%
Pennsylvania Municipal Income Fund	0.70%
Intermediate Term Bond Fund	0.70%
U.S. Government Securities Fund	0.70%
New York Tax-Free Money Market Fund	0.50%
Money Market Fund	0.50%
Treasury Money Market Fund	0.50%

Sub-Adviser Fee—Federated Investment Management Company (“FIMCO”) is the sub-adviser to New York Tax-Free Money Market Fund, and receives for its services an allocable portion of the adviser fee that the Adviser receives from New York Tax-Free Money Market Fund. FIMCO is paid by the Adviser as follows: 0.20% on the first $100 million of average daily net assets; 0.18% on the next $100 million of average daily net assets and 0.15% on average daily net assets over $200 million.

VISION Group of Funds

Independent Investment LLC (“Independence”) is the sub-adviser to Mid Cap Stock Fund, and receives for its services an allocable portion of the adviser fee that the Adviser receives from Mid Cap Stock Fund. Independence’s fee is paid by the Adviser and not the Fund. The sub-adviser is paid by the Adviser as follows: 0.40% on the first $500 million average daily net assets and 0.35% on average daily net assets over $500 million.

Montag & Caldwell, Inc. (“Montag & Caldwell”) is the sub-adviser to Large Cap Growth Fund, and receives for its services an allocable portion of the adviser fee that the Adviser receives from Large Cap Growth Fund. Montag & Caldwell’s fee is paid by the Adviser and not the Fund. The sub-adviser is paid by the Adviser as follows: 0.50% on the first $50 million average daily net assets; 0.40% on the next $50 million average daily net assets; 0.30% on the next $100 million average daily net assets and 0.20% on average daily net assets over $200 million.

LSV Asset Management (“LSV”) is the sub-adviser of the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. LSV is paid by the Adviser as follows: 0.65% on the first $50 million of average daily net assets and 0.55% on average daily net assets over $50 million.

Mazama Capital Management, Inc. (“Mazama”) is the sub-adviser of the growth component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee that the Adviser receives from Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. Mazama is paid by the Adviser as follows: 0.70% of average daily net assets.

UBS Global Asset Management (Americas), Inc. (“UBS Global”) (formerly known as Brinson Partners, Inc.), is the sub-adviser of International Equity Fund, and receives an allocable portion of the advisory fee the Adviser receives from International Equity Fund. The allocation is based on the amount of securities that UBS Global manages for the Fund. The fee is paid by the Adviser out of the fees it receives and is not a Fund expense. UBS Global is paid by the Adviser as follows: 0.40% on the first $50 million of average daily net assets; 0.35% on the next $150 million of average daily net assets and 0.30% on average daily net assets over $200 million.

Administrative Fee—Federated Services Company (“FServ”) and M&T Securities, Inc. (“M&T Securities”) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services are provided for an aggregate annual fee as specified below:

Fee Payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the VISION Group of Funds
0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.015%	on assets in excess of $5 billion

VISION Group of Funds

Fee Payable to M&T Securities, Inc.

Maximum Fee	Average Aggregate Daily Net Assets of the VISION Group of Funds
0.04%	on the first $5 billion
0.015%	on assets in excess of $5 billion

Effective May 23, 2001, M&T Securities replaced M&T as co-administrator, while FServ continues as the other co-administrator, under the fee schedule described above. FServ and M&T Securities may each voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent and Fund Accounting Fee—FServ provides the Funds with certain administrative personnel and fund accounting services. FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period. FServ may voluntarily choose to waive a portion of its fee. FServ can modify or terminate this voluntary waiver at anytime at its sole discretion.

Distribution Services Fee—The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corporation (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Fund’s Class A Shares, Class B Shares and Class S Shares. The Plan provides that each Fund may incur distribution expenses of up to 0.25%, 0.75% and 0.25% of the average daily net assets of each Funds’ Class A Shares, Class B Shares and Class S Shares, respectively, annually to compensate FSC.

For the year ended April 30, 2002, the Funds’ Class A Shares did not pay or accrue a distribution services fee. Pursuant to a contractual agreement between FSC and the Trust, the Class A Shares of International Equity Fund, Small Cap Stock Fund, Large Cap Core Fund, Managed Allocation Fund-Aggressive Growth, Managed Allocation Fund-Moderate Growth, Managed Allocation Fund—Conservative Growth, Pennsylvania Municipal Income Fund and Intermediate Bond Fund did not pay or accrue the distribution services fee for the one year ended January 8, 2002.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with FServ and M&T Securities, M&T Securities may receive from FServ up to 0.25% of average daily net assets of each Fund for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to a contractual agreement, between FServ and M&T Securities, Large Cap Core Fund, Class A Shares, Intermediate Term Bond Fund and Treasury Money Market Fund did not pay or accrue the shareholder services fee during the one year period ending January 8, 2002.

General—Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions—During the year ended April 30, 2002, New York Tax-Free Money Market Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and or common officers. These purchase and sale transactions compiled with Rule 17a-7 under the Act and amounted to $230,430,000 and $185,778,959, respectively.

VISION Group of Funds

Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the year ended April 30, 2002, were as follows:

Fund Name	Purchases	Sales
International Equity Fund	$34,980,515	$22,631,959
Small Cap Stock Fund	138,880,142	150,119,418
Mid Cap Stock Fund	94,373,300	95,073,090
Large Cap Growth Fund	11,237,607	6,188,471
Large Cap Core Fund	105,993,852	145,127,753
Large Cap Value Fund	34,050,050	24,018,103
Managed Allocation Fund—Aggressive Growth	3,370,494	99,450
Managed Allocation Fund—Moderate Growth	6,005,827	81,141
Managed Allocation Fund—Conservative Growth	2,409,856	264,540
New York Municipal Income Fund	41,186,658	35,579,941
Pennsylvania Municipal Income Fund	18,392,695	28,902,098
Intermediate Term Bond Fund	27,815,509	57,024,107
U.S. Government Securities Fund	61,353,896	30,206,916
Purchases and sales of long-term U.S. government securities for the year ended April 30, 2002 were as follows:

Fund Name	Purchases	Sales
Intermediate Term Bond Fund	$72,283,708	$97,024,324
U.S. Government Securities Fund	10,837,852	8,284,336

Concentration of Credit Risk

Since New York Tax-Free Money Market, Pennsylvania Municipal Income Fund and New York Municipal Income Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 53.8% for New York Tax-Free Money Market Fund, 64.7% for Pennsylvania Municipal Income Fund and 31.4% for New York Municipal Income Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.8% for New York Tax-Free Money Market Fund, 28.3% for Pennsylvania Municipal Income Fund and 6.6% for New York Municipal Income Fund of total market value of investments.

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

VISION Group of Funds

At April 30, 2002, the diversification of industries in International Equity Fund was as follows:

Industry	Percentage of Net Assets
Automobiles	3.0%
Banking	15.4%
Building Materials & Components	2.5%
Business & Public Services	0.6%
Chemicals	3.3%
Commercial Services	1.0%
Computers	0.7%
Education	0.7%
Electrical & Electronic	3.2%
Energy Sources	9.6%
Financial Services	4.9%
Food & Beverage & Tobacco	7.2%
Forest Products & Paper	1.4%
Health & Personal Care	8.9%
Industrial Components	0.4%
Insurance	5.1%
Manufacturing	4.9%
Media	0.9%
Printing & Publishing	3.2%
Real Estate	1.2%
Recreation, Other Consumer Goods	3.5%
Retail	0.4%
Telecommunications	6.8%
Transportation	1.4%
Utilities	3.2%
Water	0.2%

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of
VISION GROUP OF FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of  VISION Mid Cap Stock Fund, VISION Large Cap Growth Fund, VISION Large Cap Value Fund, VISION New York Municipal Income Fund, VISION U.S. Government Securities Fund, VISION New York Tax-Free Money Market Fund, VISION Money Market Fund, VISION Treasury Money Market Fund, (collectively the “Existing VISION Funds”) and the VISION International Equity Fund, VISION Small Cap Stock Fund, VISION Large Cap Core Fund, VISION Managed Allocation Fund—Aggressive Growth, VISION Managed Allocation Fund—Moderate Growth, VISION Managed Allocation Fund—Conservative Growth, VISION Pennsylvania Municipal Income Fund, and VISION Intermediate Term Bond Fund (collectively the “Former Governor Funds”) (sixteen of the portfolios constituting the VISION Group of Funds) (the “Funds”), as of April 30, 2002, the related statements of operations for the year then ended and for the Existing VISION Funds, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, and for the Former Governor Funds, the statements of changes in net assets and financial highlights for the year ended April 30, 2002 and for the period from July 1, 2000 to April 30, 2001. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and financial highlights for each of the periods presented therein in the period ended June 30, 2000 for the Former Governor Funds were audited by other auditors whose report, dated August 15, 2000, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VISION Mid Cap Stock Fund, VISION Large Cap Growth Fund, VISION Large Cap Value Fund, VISION New York Municipal Income Fund, VISION U.S. Government Securities Fund, VISION New York Tax-Free Money Market Fund, VISION Money Market Fund, VISION Treasury Money Market Fund, VISION International Equity Fund, VISION Small Cap Stock Fund, VISION Large Cap Core Fund, VISION Managed Allocation Fund—Aggressive Growth, VISION Managed Allocation Fund—Moderate Growth, VISION Managed Allocation Fund—Conservative Growth, VISION Pennsylvania Municipal Income Fund, and VISION Intermediate Term Bond Fund, portfolios of the VISION Group of Funds, at April 30, 2002, the results of their operations for the year then ended, changes in their net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
June 14, 2002

Board of Trustees And Trust Officers

The following tables give information about each Board member and the senior officers of the Trust. The tables separately list Board members who are “interested persons” of the Trust (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Fund Complex consists of 21 investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the Fund Complex and serves for an indefinite term. The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge and upon request, by calling 1-800-836-2211.

Interested Trustee Background

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Mark J. Czarnecki† Manufacturers and Traders Trust Company One M&T Plaza Buffalo, NY 14203 Birthdate: November 3, 1955 Trustee Began serving: August 2000
Principal Occupations: Executive Vice President, Manufacturers and Traders Trust Company (“M&T Bank”), division head for M&T Bank’s investment area, M&T Investment Group.

Other Directorships Held: None

†	Mark J. Czarnecki is “interested” due to positions he holds with M&T Bank, the Funds’ adviser.

Independent Trustees Background

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Randall I. Benderson 570 Delaware Avenue Buffalo, NY Birth date: January 12, 1955 Trustee Began serving: February 1990	Principal Occupations: President and Chief Operating Officer, Benderson Development Company, Inc. (construction). Other Directorships Held: None

Joseph J. Castiglia Roycroft Campus 21 South Grove Street, Suite 291 East Aurora, NY 14052 Birth date: July 20, 1934 Trustee Began serving: February 1988
Principal Occupations: Chairman of the Board, HealthNow New York, Inc. (health care company) ; Chairman of the Board, Catholic Health System of Western New York (hospitals, long-term care, home health care); and former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc. (manufacturer of paints and chemical specialties).

Other Directorships Held: Energy East Corp.

John S. Cramer 4216 Jonathan Lane Harrisburg, PA 17110 Birth date: February 22, 1942 Trustee Began serving: December 2000	Principal Occupations: Retired President and Chief Executive Officer, Pinnacle Health System (health care). Other Directorships Held: None

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Daniel R. Gernatt, Jr. Richardson & Taylor Hollow Roads Collins, NY Birth date: July 14, 1940 Trustee Began serving: February 1988
Principal Occupations: President and CFO, Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Country Side Sand & Gravel, Inc.

Other Directorships Held: None

George K. Hambleton, Jr. 1003 Admiral’s Walk Buffalo, NY Birth date: February 8, 1933 Trustee	Principal Occupations: Retired President, Brand Name Sales, Inc. (catalog showroom operator); Retired President, Hambleton & Carr, Inc. (catalog showroom operator). Other Directorships Held: None

Officers
Name Birth Date Address Positions Held with Trust	Principal Occupation(s), Previous Positions

Edward C. Gonzales Federated Investors Tower Pittsburgh, PA Birth date: October 22, 1930 Chairman and Treasurer
Principal Occupations: President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of other funds distributed by Federated Securities Corp.; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

Carl W. Jordan One M&T Plaza Buffalo, NY Birth date: January 2, 1955 President	Principal Occupations: President, M&T Securities, Inc., since 1998; Administrative Vice President, M&T Bank, 1995-2001; Senior Vice President, M&T Bank, 2001-Present.

Kenneth G. Thompson One M&T Plaza Buffalo, NY Birth date: September 4, 1964 Vice President
Principal Occupations: Vice President, M&T Bank, since 1999; Regional Sales Manager, M&T Securities, Inc., 1995-2001; Director of Product Development for M&T Bank’s Investment Area, M&T Investment Group; Administrative Vice President, M&T Bank, 2002.

Beth S. Broderick Federated Investors Tower Pittsburgh, PA Birth date: August 2, 1965 Vice President and Assistant Treasurer	Principal Occupations: Vice President, Mutual Fund Services Division, Federated Services Company.

Name Birth Date Address Positions Held with Trust	Principal Occupation(s), Previous Positions

C. Grant Anderson Federated Investors Tower Pittsburgh, PA Birth date: November 6, 1940 Secretary	Principal Occupations: Corporate Counsel, Federated Investors, Inc.; Vice President, Federated Services Company.

Shares of the VISION Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company,
and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VISION EQUITY FUNDS

VISION International Equity Fund

VISION Small Cap Stock Fund

VISION Mid Cap Stock Fund

VISION Large Cap Growth Fund

VISION Large Cap Core Fund

VISION Large Cap Value Fund

VISION FIXED INCOME FUNDS

VISION U.S. Government Securities Fund

VISION New York Municipal Income Fund

VISION Pennsylvania Municipal Income Fund

VISION Intermediate Term Bond Fund

VISION FUND-OF-FUNDS

VISION Managed Allocation Fund–
Aggressive Growth
VISION Managed Allocation Fund–
Moderate Growth
VISION Managed Allocation Fund–
Conservative Growth

VISION MONEYMARKET FUNDS

VISION New York Tax-Free Money Market Fund

VISION Money Market Fund

VISION Treasury Money Market Fund

Cusip 92830F307

Cusip 92830F877

Cusip 92830F109

Cusip 92830F885

Cusip 92830F208

Cusip 92830F406

Cusip 92830F505

Cusip 92830F802

Cusip 92830F810

Cusip 92830F794

Cusip 92830F786

Cusip 92830F851

Cusip 92830F844

Cusip 92830F679

Cusip 92830F661

Cusip 92830F752

Cusip 92830F778

Cusip 92830F760

Cusip 92830F711

Cusip 92830F737

Cusip 92830F729

Cusip 92830F745

Cusip 92830F695

Cusip 92830F687

G00158-07 (6/02)

www.visionfunds.net visionfunds@mandtbank.com
Mutual Fund Shareholder Services
P.O. Box 4556
Buffalo, NY 14240-4556

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